                                                                        [LOGO]




Semi-Annual Report
TAX-FREE FUNDS



                                                    December 31, 1999









                                          ARIZONA TAX-FREE FUND

                                          CALIFORNIA LIMITED TERM TAX-FREE FUND

                                          CALIFORNIA TAX-FREE FUND

                                          COLORADO TAX-FREE FUND

                                          MINNESOTA INTERMEDIATE TAX-FREE FUND

                                          MINNESOTA TAX-FREE FUND

                                          NATIONAL LIMITED TERM TAX-FREE FUND

                                          NATIONAL TAX-FREE FUND

                                          OREGON TAX-FREE FUND

                                                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  ARIZONA TAX-FREE FUND........................................................2

  CALIFORNIA LIMITED TERM TAX-FREE FUND........................................4

  CALIFORNIA TAX-FREE FUND.....................................................6

  COLORADO TAX-FREE FUND.......................................................8

  MINNESOTA INTERMEDIATE TAX-FREE FUND........................................10

  MINNESOTA TAX-FREE FUND.....................................................12

  NATIONAL LIMITED TERM TAX-FREE FUND.........................................14

  NATIONAL TAX-FREE FUND......................................................16

  OREGON TAX-FREE FUND........................................................18

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  ARIZONA TAX-FREE FUND.......................................................20

  CALIFORNIA LIMITED TERM TAX-FREE FUND.......................................22

  CALIFORNIA TAX-FREE FUND....................................................24

  COLORADO TAX-FREE FUND......................................................32

  MINNESOTA INTERMEDIATE TAX-FREE FUND........................................35

  MINNESOTA TAX-FREE FUND.....................................................43

  NATIONAL LIMITED TERM TAX-FREE FUND.........................................47

  NATIONAL TAX-FREE FUND......................................................52

  OREGON TAX-FREE FUND........................................................59

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................62

  STATEMENTS OF OPERATIONS....................................................64

  STATEMENTS OF CHANGES IN NET ASSETS.........................................66

  FINANCIAL HIGHLIGHTS........................................................72

NOTES TO FINANCIAL HIGHLIGHTS.................................................78
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NOTES TO FINANCIAL STATEMENTS.................................................79
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LIST OF ABBREVIATIONS.........................................................85
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   It's a pleasure to provide you with this Wells Fargo Tax-Free Funds semi-annual report for the period ended December 31, 1999, and we thank you for your continued investment in Wells Fargo Funds. The report includes performance information for the nine Wells Fargo Tax-Free Funds during the six-month period.
   The economy finished 1999 on a positive note, despite the Federal Reserve Board's (the "Fed") three interest rate increases, leaving it well-positioned for a record 10th straight year of economic growth. With Y2K a nonevent, the latest growth cycle is poised to become the longest expansion on record if growth continues through early 2000.
   Beginning in June 1999, the economic expansion entered a "peaking phase," and the financial markets started looking quite different from late 1998 and early 1999. During a peaking phase, real economic growth remains solid, but stops accelerating. Once the pace of real economic growth peaked early in the reporting period, stock markets around the globe stopped outpacing bonds. During the period and throughout 1999, housing bonds were the best-performing sector in the municipal market. However, rising interest rates, including long-term municipal interest rates, continued to drag on the Funds and the municipal bond market overall. To a lesser extent, holdings of health care bonds negatively impacted the performance of many of the Wells Fargo Tax-Free Funds.
   While economic growth may be on the verge of slowing in early 2000, the Fed may be inclined to raise interest rates again during the spring and summer of 2000 to help curb inflation. These interest rate increases, however, are expected to be modest and could sufficiently cool the economy. If inflation remains stable and equity returns come down from current levels, the much-ignored municipal bond asset class may get more attention.
   Whatever the market conditions, we recommend that you continually review your investment portfolio to determine an appropriate mix of investments to meet your ongoing financial needs. We appreciate your business and strive to offer a variety of investment options to help you potentially achieve your financial goals. If you have any questions about your investment or need more information, please contact us at 1-800-222-8222.
   Again, thank you for choosing Wells Fargo Funds.

  Sincerely,

    /S/ MICHAEL J. HOGAN                        /S/ W. RODNEY HUGHES
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

ARIZONA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Arizona Tax-Free Fund (the "Fund") seeks current income exempt from federal income tax and Arizona personal income tax. The Fund invests in high-quality Arizona municipal obligations.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  03/02/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (4.21)%(1) for the six-month period ended December 31, 1999, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the "Index"), which returned (1.17)% during the period. The Fund's Class A shares distributed $0.24 per share in dividend income and $0.02 in capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate for Class A shares was 4.66% during the period. For example, an investor would need to earn a yield of 8.42% during the period from a taxable investment to match the Fund's 4.83% tax-free SEC yield, assuming the maximum combined federal and Arizona state personal income tax bracket.
   During the second half of 1999, the focus was on improving the Fund's current return with additions of housing and health care bonds, since these tend to be the highest-yielding sectors of the municipal market. These positions improved the Fund's distribution yield, but had a mixed impact on performance. Along with rising interest rates, the health care sector negatively impacted the Fund's performance as spreads widened. On the other hand, housing bonds, which represented the best performing sector in the municipal market during 1999, made a positive contribution.
   Late in the period, the Fund took advantage of rising interest rates by executing swaps and sales. This helped the Fund realize capital losses, which offset some of the capital gains realized earlier in the year and minimized the Fund's taxable capital gains payout.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Interest rates may decline later in 2000. To enable the Fund to benefit, it will maintain its duration and average maturity beyond those of the Index. The Fund's substantial positions in discounted and non-callable bonds, which have the potential to rally strongly when interest rates fall, also are expected to be maintained.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Arizona Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Arizona Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The Stagecoach Arizona Tax-Free Fund is the successor fund to the Pacifica Arizona Tax-Exempt Fund (10/95 to 9/96) and the Westcore Arizona IntermediateTax-Free Fund (3/92 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A shares performance reflects Pacifica Trust Class A and Westcore Trust performance. Class B share performance also reflects such performance but has been adjusted to reflect Class B share expense levels as of the inception date of 9/6/96. For Institutional Class shares, performance reflects the Investor Class shares of the Pacifica Arizona Tax-Exempt Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Arizona Tax-Free Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Arizona Intermediate Tax-Free Fund of Westcore Trust. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(4) Source: Lipper Analytical Services, Inc. The Lipper Arizona Municipal Debt Funds Average is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The total
2

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                                                       Since                                Since
                           6-Month  1-Year   5-Year  Inception  6-Month  1-Year   5-Year  Inception
ARIZONA TAX-FREE FUND
  CLASS A                   (4.21)   (6.60)   4.63       4.81    (8.51)  (10.77)   3.68       4.19
  CLASS B                   (4.51)   (7.20)   3.62       3.79    (9.18)  (11.65)   3.30       3.79
  INSTITUTIONAL CLASS       (4.15)   (6.51)   4.79       4.91
LIPPER ARIZONA MUNICIPAL
  DEBT FUNDS AVERAGE(4)     (2.90)   (4.29)   5.95
LEHMAN BROTHERS MUNICIPAL
  BOND INDEX                (1.17)   (2.06)   6.91

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                       AA+
WEIGHTED AVERAGE COUPON                        5.52%
ESTIMATED DURATION                          10.26 YEARS
PORTFOLIO TURNOVER                              14%
NUMBER OF HOLDINGS                               31
SEC YIELD(7) (A, B, I)                  4.83%, 4.30%, 5.23%
DISTRIBUTION RATE(8) (A, B, I)          4.66%, 4.12%, 5.04%
TAXABLE EQUIVALENT YIELD(9)
  (A, B, I)                             8.42%, 7.50%, 9.12%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INCEPTION    WELLS FARGO ARIZONA    LEHMAN BROTHERS MUNICIPAL BOND INDEX    WELLS FARGO ARIZONA
           TAX-FREE FUND - CLASS A                $10,000                 TAX-FREE FUND - CLASS I
                   $9,550                                                         $10,000

Mar-92                      $9,524                               $10,004                   $9,971

Apr-92                      $9,604                               $10,093                  $10,056

May-92                      $9,718                               $10,212                  $10,175

Jun-92                      $9,858                               $10,384                  $10,322

Jul-92                      $9,897                               $10,695                  $10,362

Aug-92                     $10,002                               $10,590                  $10,472

Sep-92                     $10,111                               $10,659                  $10,586

Oct-92                      $9,998                               $10,555                  $10,467

Nov-92                     $10,194                               $10,744                  $10,673

Dec-92                     $10,292                               $10,853                  $10,776

Jan-93                     $10,457                               $10,979                  $10,949

Feb-93                     $10,770                               $11,377                  $11,276

Mar-93                     $10,602                               $11,256                  $11,100

Apr-93                     $10,694                               $11,370                  $11,196

May-93                     $10,738                               $11,433                  $11,243

Jun-93                     $10,903                               $11,624                  $11,416

Jul-93                     $10,870                               $11,639                  $11,381

Aug-93                     $11,096                               $11,882                  $11,618

Sep-93                     $11,254                               $12,017                  $11,783

Oct-93                     $11,276                               $12,040                  $11,806

Nov-93                     $11,196                               $11,934                  $11,722

Dec-93                     $11,378                               $12,186                  $11,913

Jan-94                     $11,508                               $12,325                  $12,049

Feb-94                     $11,209                               $12,005                  $11,736

Mar-94                     $10,956                               $11,517                  $11,470

Apr-94                     $11,017                               $11,615                  $11,535

May-94                     $11,090                               $11,716                  $11,612

Jun-94                     $11,049                               $11,644                  $11,568

Jul-94                     $11,208                               $11,857                  $11,734

Aug-94                     $11,261                               $11,899                  $11,790

Sep-94                     $11,149                               $11,724                  $11,673

Oct-94                     $10,965                               $11,515                  $11,480

Nov-94                     $10,801                               $11,307                  $11,309

Dec-94                     $11,002                               $11,556                  $11,519

Jan-95                     $11,248                               $11,886                  $11,777

Feb-95                     $11,515                               $12,231                  $12,057

Mar-95                     $11,608                               $12,372                  $12,154

Apr-95                     $11,657                               $12,387                  $12,205

May-95                     $11,905                               $12,782                  $12,465

Jun-95                     $11,880                               $12,670                  $12,439

Jul-95                     $11,999                               $12,790                  $12,563

Aug-95                     $12,117                               $12,952                  $12,686

Sep-95                     $12,161                               $13,034                  $12,732

Oct-95                     $12,274                               $13,224                  $12,854

Nov-95                     $12,410                               $13,443                  $13,000

Dec-95                     $12,509                               $13,573                  $13,106

Jan-96                     $12,604                               $13,676                  $13,208

Feb-96                     $12,534                               $13,583                  $13,138

Mar-96                     $12,328                               $13,409                  $12,924

Apr-96                     $12,335                               $13,371                  $12,922

May-96                     $12,285                               $13,366                  $12,885

Jun-96                     $12,401                               $13,512                  $13,007

Jul-96                     $12,554                               $13,633                  $13,171

Aug-96                     $12,508                               $13,630                  $13,113

Sep-96                     $12,612                               $13,821                  $13,224

Oct-96                     $12,747                               $13,977                  $13,380

Nov-96                     $12,990                               $14,233                  $13,638

Dec-96                     $12,939                               $14,174                  $13,587

Jan-97                     $12,980                               $14,200                  $13,632

Feb-97                     $13,062                               $14,331                  $13,720

Mar-97                     $12,888                               $14,140                  $13,539

Apr-97                     $12,986                               $14,259                  $13,631

May-97                     $13,161                               $14,475                  $13,818

Jun-97                     $13,307                               $14,629                  $13,987

Jul-97                     $13,706                               $15,035                  $14,396

Aug-97                     $13,532                               $14,893                  $14,215

Sep-97                     $13,705                               $15,071                  $14,412

Oct-97                     $13,758                               $15,167                  $14,483

Nov-97                     $13,840                               $15,257                  $14,572

Dec-97                     $14,065                               $15,479                  $14,799

Jan-98                     $14,182                               $15,639                  $14,926

Feb-98                     $14,162                               $15,643                  $14,906

Mar-98                     $14,134                               $15,657                  $14,891

Apr-98                     $14,014                               $15,587                  $14,765

May-98                     $14,263                               $15,833                  $15,028

Jun-98                     $14,313                               $15,895                  $15,068

Jul-98                     $14,329                               $15,935                  $15,085

Aug-98                     $14,604                               $16,182                  $15,375

Sep-98                     $14,788                               $16,384                  $15,584

Oct-98                     $14,722                               $16,384                  $15,500

Nov-98                     $14,771                               $16,441                  $15,552

Dec-98                     $14,772                               $16,492                  $15,569

Jan-99                     $14,964                               $16,689                  $15,772

Feb-99                     $14,819                               $16,615                  $15,619

Mar-99                     $14,873                               $16,638                  $15,662

Apr-99                     $14,873                               $16,680                  $15,678

May-99                     $14,729                               $16,818                  $15,512

Jun-99                     $14,403                               $16,576                  $15,185

Jul-99                     $14,432                               $16,636                  $15,216

Aug-99                     $14,188                               $16,503                  $14,960

Sep-99                     $14,129                               $16,509                  $14,883

Oct-99                     $13,815                               $16,331                  $14,554

Nov-99                     $13,970                               $16,504                  $14,735

Dec-99                     $13,797                               $16,381                  $14,555

  CREDIT QUALITY(6)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA   51%

AA    28%

A      9%

BBB    8%

Cash   4%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1     (3%)

1-5     (3%)

5-10   (32%)

10-20  (34%)

20-30  (28%)

--------------------------------------------------------------------------------
return of the Average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.64%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo Arizona Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo California Limited Term Tax-Free Fund (the "Fund") seeks a high level of current income exempt from federal income tax and California personal income tax, while preserving capital. The Fund invests in short- and intermediate-term, investment grade California municipal obligations.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Laura Milner

INCEPTION DATE
  11/18/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 0.71%(1) for the six-month period ended December 31, 1999, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 1.29%. The Fund's Class A shares distributed $0.20 per share in dividend income and $0.05 in capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate for Class A shares was 3.73% during the period. For example, an investor would need to earn a yield of 7.01% during the period from a taxable investment to match the Fund's 3.84% tax-free SEC yield, assuming the maximum combined federal and California state personal income tax bracket.
   During the period, the Fund's performance was hurt by its longer duration compared to its benchmark. Longer duration bonds underperformed shorter duration bonds during the period as interest rates rose. The Fund's exposure to A-rated paper also negatively impacted performance, as higher-rated bonds outperformed lower-rated bonds during the period.
   The strong U.S. economy prompted the Federal Reserve Board (the "Fed") to raise interest rates in November 1999. Municipal yields followed suit and negatively affected the Fund's performance. Positions with The Association of Bay Area Governments for Episcopal Homes, which are often confused with hospital bonds by some in the market, impacted the Fund's performance. In general, health care bonds underperformed the market in 1999.
   In expectation of rising interest rates, the Fund's duration was shortened during the period, and that duration is expected to be shortened further with the sale of longer-duration bonds and a replenishing of the cash position. The Fund's target duration is three years.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With Y2K ending up a nonevent, the Fed may raise rates again in an effort to slow the U.S. economy during the first half of 2000. Bond yields are expected to follow suit. For the municipal market, a strong economy generally translates into reduced bond issuance creating a favorable climate. It's expected that municipals will perform better than other fixed income instruments during 2000.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. Institutional Class shares are sold without sales charges.
(4) Source: Lipper Analytical Services, Inc. The Lipper California Short-Intermediate Municipal Debt Funds (CAS) Average is an average of funds that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years. The total return of the Average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
4

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge              Including Sales Charge
                           ----------------------------------  -----------------------------------
                                                      Since                                Since
                           6-Month  1-Year  5-Year  Inception  6-Month  1-Year   5-Year  Inception
CALIFORNIA LIMITED TERM TAX-FREE FUND
  CLASS A                    0.71    0.04    4.68       4.23    (3.81)   (4.43)   3.73       3.55
  INSTITUTIONAL CLASS        0.74    0.14    4.72       4.25
LIPPER CALIFORNIA
  SHORT-INTERMEDIATE
  MUNICIPAL DEBT FUNDS
  AVERAGE(4)                 0.34    0.24    4.44
LEHMAN BROTHERS 3-YEAR
  MUNICIPAL BOND INDEX       1.29    1.96    5.17

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                        AA
WEIGHTED AVERAGE COUPON                        6.13%
ESTIMATED DURATION                           3.65 YEARS
PORTFOLIO TURNOVER                              14%
NUMBER OF HOLDINGS                               32
SEC YIELD(7) (A, I)                         3.84%, 4.17%
DISTRIBUTION RATE(8) (A, I)                 3.73%, 4.06%
TAXABLE EQUIVALENT YIELD(9) (A, I)          7.01%, 7.61%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WELLS FARGO        LEHMAN BROTHERS           WELLS FARGO
           CALIFORNIA LIMITED TERM  3-YEAR MUNICIPAL       CALIFORNIA LIMITED
           TAX-FREE FUND - CLASS A     BOND INDEX     TERM TAX-FREE FUND - CLASS I

Inception                   $9,550           $10,000                       $10,000

Nov-92                      $9,559           $10,070                       $10,008

Dec-92                      $9,632           $10,130                       $10,084

Jan-93                      $9,719           $10,206                       $10,176

Feb-93                      $9,922           $10,367                       $10,389

Mar-93                      $9,841           $10,336                       $10,303

Apr-93                      $9,893           $10,395                       $10,358

May-93                      $9,908           $10,424                       $10,373

Jun-93                      $9,997           $10,490                       $10,467

Jul-93                      $9,972           $10,496                       $10,441

Aug-93                     $10,112           $10,593                       $10,587

Sep-93                     $10,192           $10,640                       $10,671

Oct-93                     $10,213           $10,662                       $10,693

Nov-93                     $10,184           $10,648                       $10,663

Dec-93                     $10,316           $10,760                       $10,801

Jan-94                     $10,389           $10,847                       $10,877

Feb-94                     $10,241           $10,746                       $10,722

Mar-94                     $10,125           $10,616                       $10,601

Apr-94                     $10,159           $10,679                       $10,636

May-94                     $10,194           $10,729                       $10,674

Jun-94                     $10,178           $10,732                       $10,657

Jul-94                     $10,275           $10,821                       $10,758

Aug-94                     $10,291           $10,860                       $10,774

Sep-94                     $10,254           $10,833                       $10,736

Oct-94                     $10,218           $10,807                       $10,698

Nov-94                     $10,149           $10,788                       $10,627

Dec-94                     $10,202           $10,834                       $10,681

Jan-95                     $10,317           $10,924                       $10,802

Feb-95                     $10,461           $11,039                       $10,953

Mar-95                     $10,549           $11,138                       $11,045

Apr-95                     $10,569           $11,176                       $11,066

May-95                     $10,719           $11,347                       $11,223

Jun-95                     $10,722           $11,374                       $11,226

Jul-95                     $10,816           $11,494                       $11,324

Aug-95                     $10,892           $11,584                       $11,404

Sep-95                     $10,937           $11,617                       $11,451

Oct-95                     $11,001           $11,673                       $11,518

Nov-95                     $11,078           $11,747                       $11,599

Dec-95                     $11,134           $11,796                       $11,658

Jan-96                     $11,224           $11,888                       $11,752

Feb-96                     $11,214           $11,890                       $11,741

Mar-96                     $11,141           $11,861                       $11,665

Apr-96                     $11,144           $11,876                       $11,668

May-96                     $11,141           $11,886                       $11,665

Jun-96                     $11,197           $11,957                       $11,723

Jul-96                     $11,276           $12,023                       $11,806

Aug-96                     $11,284           $12,042                       $11,815

Sep-96                     $11,358           $12,115                       $11,893

Oct-96                     $11,447           $12,200                       $11,975

Nov-96                     $11,572           $12,314                       $12,121

Dec-96                     $11,563           $12,321                       $12,111

Jan-97                     $11,614           $12,375                       $12,154

Feb-97                     $11,670           $12,435                       $12,213

Mar-97                     $11,582           $12,371                       $12,131

Apr-97                     $11,630           $12,424                       $12,170

May-97                     $11,737           $12,526                       $12,296

Jun-97                     $11,806           $12,600                       $12,369

Jul-97                     $11,969           $12,750                       $12,531

Aug-97                     $11,940           $12,724                       $12,500

Sep-97                     $12,011           $12,815                       $12,575

Oct-97                     $12,052           $12,872                       $12,619

Nov-97                     $12,076           $12,910                       $12,644

Dec-97                     $12,155           $12,997                       $12,728

Jan-98                     $12,265           $13,083                       $12,846

Feb-98                     $12,277           $13,111                       $12,858

Mar-98                     $12,268           $13,132                       $12,848

Apr-98                     $12,235           $13,113                       $12,813

May-98                     $12,344           $13,235                       $12,929

Jun-98                     $12,382           $13,280                       $12,969

Jul-98                     $12,435           $13,328                       $13,025

Aug-98                     $12,602           $13,457                       $13,204

Sep-98                     $12,748           $13,543                       $13,346

Oct-98                     $12,765           $13,608                       $13,377

Nov-98                     $12,802           $13,641                       $13,416

Dec-98                     $12,818           $13,674                       $13,431

Jan-99                     $12,945           $13,798                       $13,565

Feb-99                     $12,908           $13,813                       $13,526

Mar-99                     $12,936           $13,826                       $13,569

Apr-99                     $12,941           $13,869                       $13,561

May-99                     $12,892           $13,849                       $13,509

Jun-99                     $12,733           $13,766                       $13,352

Jul-99                     $12,811           $13,835                       $13,422

Aug-99                     $12,788           $13,852                       $13,397

Sep-99                     $12,840           $13,904                       $13,466

Oct-99                     $12,805           $13,906                       $13,430

Nov-99                     $12,870           $13,967                       $13,487

Dec-99                     $12,823           $13,944                       $13,450

  CREDIT QUALITY(6)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA   49%

AA    22%

A     27%

Cash   2%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1     (6%)

1-5    (51%)

5-10   (43%)

--------------------------------------------------------------------------------
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.22%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo California Tax-Free Fund (the "Fund") seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital by investing in medium- to long-term investment grade, California municipal securities.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  10/06/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (2.24)%(1) for the six-month period ended December 31, 1999, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the "Index"), which returned (1.17)% during the period. The Fund's Class A shares distributed $0.26 per share in dividend income and $0.03 in capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate for Class A shares was 4.77% during the period. For example, an investor would need to earn a yield of 8.38% during the period from a taxable investment to match the Fund's 4.59% tax-free SEC yield, assuming the maximum combined federal and California state personal income tax bracket.
   During the second half of 1999, interest rates continued to rise and municipal bonds posted negative total returns. In addition, the yield curve steepened, so longer maturity bonds suffered disproportionately. The Fund performed well relative to the Lipper California Municipal Debt Funds Average(3), but the Fund's duration and average maturity were longer than its benchmark, which contributed to the Fund's underperformance.
   A combination of housing and health care bonds of higher and lower investment grade quality were added to the Fund during the period, as were some other lower investment grade bonds. These positions improved the Fund's distribution yield, but had a mixed impact on performance. The health care bonds and lower investment grade paper negatively impacted performance. On the other hand, housing bonds, the best performing sector of the municipal market during 1999, made a positive contribution. Higher-yielding investment grade paper will continue to be added to potentially improve the Fund's current yield, while maintaining a high average credit quality.
   Late in the period, the Fund took advantage of rising interest rates by executing swaps and sales. This helped the Fund realize capital losses, which offset some of the capital gains realized earlier in the year and minimized the Fund's taxable capital gains payout.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Interest rates may decline later in 2000. To enable the Fund to benefit, it will maintain its duration and average maturity beyond those of the Index. The Fund's substantial positions in discounted and non-callable bonds, which have the potential to rally strongly when interest rates fall, also are expected to be maintained.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the average does not include the effect of sales charges, and you cannot invest directly in a Lipper index. Had the index incurred operating expenses, its performance would have been lower.
(3) Source: Lipper Analytical Services, Inc. The Lipper California Municipal Debt Funds Average is an average of funds that limit their assets to those securities that are exempt from federal income tax and California personal tax. The total return of the Lipper category average does not include the effect of sales charges. You cannot invest directly in a Lipper average.
(4)  Performance shown for Class A, Class B, Class C and Institutional
Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997 reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Wells Fargo Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997 reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993 Class B share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The
6

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                Excluding Sales Charge             Including Sales Charge
                           ---------------------------------  ---------------------------------
                           6-Month  1-Year   5-Year  10-Year  6-Month  1-Year   5-Year  10-Year
CALIFORNIA TAX-FREE FUND
  CLASS A                   (2.24)   (3.65)   6.31     6.64    (6.65)   (8.01)   5.33     6.15
  CLASS B                   (2.68)   (4.35)   5.53     5.90    (7.43)   (8.94)   5.21     5.90
  CLASS C                   (2.59)   (4.27)   5.54     5.91    (3.54)   (5.18)   5.54     5.91
  INSTITUTIONAL CLASS       (2.17)   (3.55)   6.34     6.66
LIPPER CALIFORNIA
  MUNICIPAL DEBT FUNDS
  AVERAGE                   (3.45)   (5.16)   6.08     6.08
LEHMAN BROTHERS MUNICIPAL
  BOND INDEX                (1.17)   (2.06)   6.91     6.89

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                       AA+
WEIGHTED AVERAGE COUPON                        5.19%
ESTIMATED DURATION                           8.81 YEARS
PORTFOLIO TURNOVER                              14%
NUMBER OF HOLDINGS                              301
SEC YIELD(7)
  (A, B, C, I)                       4.59%, 4.05%, 4.05%, 4.98%
DISTRIBUTION RATE(8)
  (A, B, C, I)                       4.77%, 4.24%, 4.24%, 5.16%
TAXABLE EQUIVALENT YIELD(9)
  (A, B, C, I)                       8.38%, 7.39%, 7.39%, 9.09%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DEC-89  WELLS FARGO CALIFORNIA    LEHMAN BROTHERS     WELLS FARGO CALIFORNIA
          TAX-FREE FUND - A     MUNICIPAL BOND INDEX    TAX-FREE FUND - I
                $9,550                $10,000                $10,000

Jan-90                  $9,428                $9,953                  $9,874

Feb-90                  $9,577               $10,042                 $10,030

Mar-90                  $9,614               $10,045                 $10,069

Apr-90                  $9,482                $9,972                  $9,931

May-90                  $9,719               $10,190                 $10,179

Jun-90                  $9,814               $10,279                 $10,278

Jul-90                  $9,986               $10,430                 $10,458

Aug-90                  $9,697               $10,279                 $10,156

Sep-90                  $9,688               $10,285                 $10,146

Oct-90                  $9,853               $10,472                 $10,319

Nov-90                 $10,088               $10,682                 $10,565

Dec-90                 $10,166               $10,729                 $10,648

Jan-91                 $10,335               $10,873                 $10,824

Feb-91                 $10,394               $10,967                 $10,887

Mar-91                 $10,414               $10,972                 $10,908

Apr-91                 $10,576               $11,118                 $11,076

May-91                 $10,697               $11,217                 $11,204

Jun-91                 $10,664               $11,205                 $11,168

Jul-91                 $10,814               $11,342                 $11,326

Aug-91                 $10,945               $11,492                 $11,463

Sep-91                 $11,097               $11,641                 $11,623

Oct-91                 $11,187               $11,746                 $11,717

Nov-91                 $11,184               $11,779                 $11,713

Dec-91                 $11,348               $12,032                 $11,886

Jan-92                 $11,334               $12,060                 $11,871

Feb-92                 $11,405               $12,063                 $11,945

Mar-92                 $11,444               $12,068                 $11,985

Apr-92                 $11,547               $12,176                 $12,094

May-92                 $11,673               $12,319                 $12,226

Jun-92                 $11,887               $12,526                 $12,449

Jul-92                 $12,276               $12,902                 $12,857

Aug-92                 $12,107               $12,776                 $12,681

Sep-92                 $12,170               $12,859                 $12,746

Oct-92                 $11,933               $12,733                 $12,498

Nov-92                 $12,230               $12,961                 $12,809

Dec-92                 $12,371               $13,093                 $12,956

Jan-93                 $12,514               $13,245                 $13,106

Feb-93                 $12,977               $13,724                 $13,591

Mar-93                 $12,877               $13,579                 $13,486

Apr-93                 $13,026               $13,716                 $13,643

May-93                 $13,118               $13,793                 $13,740

Jun-93                 $13,366               $14,023                 $13,998

Jul-93                 $13,357               $14,041                 $13,990

Aug-93                 $13,689               $14,333                 $14,337

Sep-93                 $13,880               $14,497                 $14,538

Oct-93                 $13,908               $14,524                 $14,566

Nov-93                 $13,769               $14,396                 $14,421

Dec-93                 $13,977               $14,700                 $14,638

Jan-94                 $14,151               $14,868                 $14,821

Feb-94                 $13,873               $14,483                 $14,530

Mar-94                 $13,409               $13,893                 $14,044

Apr-94                 $13,388               $14,011                 $14,022

May-94                 $13,529               $14,133                 $14,169

Jun-94                 $13,495               $14,047                 $14,134

Jul-94                 $13,725               $14,304                 $14,374

Aug-94                 $13,779               $14,354                 $14,431

Sep-94                 $13,618               $14,143                 $14,263

Oct-94                 $13,418               $13,891                 $14,053

Nov-94                 $13,179               $13,640                 $13,803

Dec-94                 $13,372               $13,940                 $14,005

Jan-95                 $13,743               $14,338                 $14,394

Feb-95                 $14,077               $14,755                 $14,743

Mar-95                 $14,200               $14,925                 $14,872

Apr-95                 $14,204               $14,942                 $14,876

May-95                 $14,634               $15,419                 $15,326

Jun-95                 $14,434               $15,284                 $15,118

Jul-95                 $14,522               $15,429                 $15,210

Aug-95                 $14,711               $15,625                 $15,407

Sep-95                 $14,832               $15,724                 $15,534

Oct-95                 $15,101               $15,953                 $15,816

Nov-95                 $15,386               $16,217                 $16,114

Dec-95                 $15,563               $16,373                 $16,300

Jan-96                 $15,643               $16,498                 $16,384

Feb-96                 $15,503               $16,385                 $16,237

Mar-96                 $15,265               $16,176                 $15,988

Apr-96                 $15,198               $16,130                 $15,918

May-96                 $15,210               $16,124                 $15,930

Jun-96                 $15,388               $16,300                 $16,116

Jul-96                 $15,557               $16,446                 $16,294

Aug-96                 $15,569               $16,443                 $16,306

Sep-96                 $15,807               $16,673                 $16,556

Oct-96                 $15,979               $16,862                 $16,735

Nov-96                 $16,288               $17,170                 $17,059

Dec-96                 $16,191               $17,098                 $16,958

Jan-97                 $16,219               $17,131                 $16,987

Feb-97                 $16,376               $17,288                 $17,152

Mar-97                 $16,146               $17,058                 $16,910

Apr-97                 $16,291               $17,202                 $17,062

May-97                 $16,536               $17,461                 $17,318

Jun-97                 $16,680               $17,648                 $17,469

Jul-97                 $17,224               $18,137                 $18,039

Aug-97                 $17,025               $17,967                 $17,831

Sep-97                 $17,218               $18,180                 $18,033

Oct-97                 $17,324               $18,297                 $18,144

Nov-97                 $17,403               $18,405                 $18,227

Dec-97                 $17,642               $18,673                 $18,479

Jan-98                 $17,871               $18,866                 $18,719

Feb-98                 $17,871               $18,871                 $18,704

Mar-98                 $17,861               $18,888                 $18,710

Apr-98                 $17,787               $18,803                 $18,635

May-98                 $18,079               $19,100                 $18,924

Jun-98                 $18,147               $19,175                 $18,996

Jul-98                 $18,173               $19,223                 $19,041

Aug-98                 $18,479               $19,521                 $19,361

Sep-98                 $18,771               $19,765                 $19,668

Oct-98                 $18,763               $19,765                 $19,660

Nov-98                 $18,829               $19,834                 $19,730

Dec-98                 $18,844               $19,895                 $19,748

Jan-99                 $19,080               $20,132                 $19,978

Feb-99                 $18,978               $20,044                 $19,889

Mar-99                 $19,049               $20,072                 $19,948

Apr-99                 $19,056               $20,122                 $19,974

May-99                 $18,889               $20,289                 $19,800

Jun-99                 $18,572               $19,997                 $19,469

Jul-99                 $18,630               $20,069                 $19,531

Aug-99                 $18,413               $19,908                 $19,305

Sep-99                 $18,434               $19,916                 $19,311

Oct-99                 $18,167               $19,701                 $19,035

Nov-99                 $18,377               $19,910                 $19,275

Dec-99                 $18,156               $19,761                 $19,047

CREDIT QUALITY(6)
(AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA  69%

AA    9%

A    12%

BBB  10%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1     (1%)

1-5     (1%)

5-10   (35%)

10-20  (56%)

20+     (7%)

--------------------------------------------------------------------------------
maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.22%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Colorado Tax-Free Fund (the "Fund") seeks a high level of current income exempt from federal income tax and Colorado personal income tax, while preserving capital.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGERS
  William T. Jackson, CFA
  Mark Walter

INCEPTION DATE
  06/01/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (3.39)%(1) for the six-month period ended December 31, 1999, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2), which returned (1.17)%. The Fund's Class A shares distributed $0.27 per share in dividend income and minimal capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate for Class A shares was 5.26% during the period. For example, an investor would need to earn a yield of 9.09% during the period from a taxable investment to match the Fund's 5.23% tax-free SEC yield, assuming the maximum combined federal and Colorado state personal income tax bracket.
   During the period, the Fund's performance was hurt by rising interest rates, including long-term municipal interest rates, because of its slightly longer duration compared to its benchmark. Market participants also began avoiding additional purchases of issues related to health care and publicly-owned electric utilities due to credit quality concerns. Bonds in these sectors already owned by the Fund suffered additional price declines relative to other sectors.
   The Fund's performance was helped by shorter duration holdings. For example, the Fund held a number of positions of single-family mortgage revenue bonds and special assessment bonds with relatively short durations. These were some of the best-performing positions in the portfolio during the period. The Fund executed tax swaps during the period to minimize the distribution of taxable capital gains to shareholders. The Fund also took advantage of rising interest rates by buying bonds with higher coupons with the potential to generate higher income levels than previously held investments. In addition, the Fund improved its call protection to increase the sustainability of its dividends should interest rates fall.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Considering the vigilance of federal policy officials to keep inflation low and economic growth at acceptable levels, it's possible interest rate markets may have overreacted given positive news related to price levels of basic commodities and retail goods. It may be prudent to hold long bonds that have suffered severe price declines in 1999 because to sell them would prove hasty for the Fund, limiting its upside potential in the future.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for
Class B shares for periods prior to August 2, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%.
Class B share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
8

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%)(AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge                  Including Sales Charge
                           -----------------------------------  ----------------------------------------
                                                       Since                                     Since
                           6-Month  1-Year   5-Year  Inception   6-Month    1-Year    5-Year   Inception
COLORADO TAX-FREE FUND
  CLASS A                   (3.39)   (5.48)   6.31       4.79      (7.74)    (9.74)     5.33       4.06
  CLASS B                   (3.65)   (6.09)   5.53       4.05      (8.36)   (10.58)     5.21       4.05
  INSTITUTIONAL CLASS       (3.29)   (5.39)   6.33       4.81
LIPPER COLORADO MUNICIPAL
  DEBT FUNDS AVERAGE(4)     (2.96)   (4.59)   5.92
LEHMAN BROTHERS MUNICIPAL
  BOND INDEX                (1.17)   (2.06)   6.91

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                    AA
WEIGHTED AVERAGE COUPON                    4.82%
ESTIMATED DURATION                      10.37 YEARS
PORTFOLIO TURNOVER                          22%
NUMBER OF HOLDINGS                           68
SEC YIELD(7) (A, B, I)              5.23%, 4.70%, 5.47%
DISTRIBUTION RATE(8) (A, B, I)      5.26%, 4.75%, 5.50%
TAXABLE EQUIVALENT YIELD(9)
  (A, B, I)                         9.09%, 8.17%, 9.51%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO    LEHMAN BROTHERS       WELLS FARGO
           COLORADO         MUNICIPAL           COLORADO
        TAX-FREE FUND -    BOND INDEX     TAX-FREE CLASS FUND -
            CLASS A                              CLASS I

May-93           $9,550          $10,000                $10,000

Jun-93           $9,685          $10,197                $10,142

Jul-93           $9,671          $10,222                $10,127

Aug-93           $9,923          $10,434                $10,391

Sep-93          $10,061          $10,562                $10,535

Oct-93          $10,056          $10,579                $10,530

Nov-93           $9,933          $10,493                $10,401

Dec-93          $10,176          $10,716                $10,655

Jan-94          $10,335          $10,848                $10,822

Feb-94          $10,027          $10,551                $10,500

Mar-94           $9,617          $10,146                $10,081

Apr-94           $9,645          $10,273                $10,099

May-94           $9,743          $10,339                $10,202

Jun-94           $9,671          $10,295                $10,127

Jul-94           $9,833          $10,468                $10,297

Aug-94           $9,864          $10,508                $10,329

Sep-94           $9,714          $10,367                $10,171

Oct-94           $9,558          $10,215                $10,009

Nov-94           $9,383          $10,022                 $9,825

Dec-94           $9,573          $10,203                $10,024

Jan-95           $9,767          $10,467                $10,227

Feb-95          $10,024          $10,763                $10,507

Mar-95          $10,112          $10,908                $10,600

Apr-95          $10,142          $10,921                $10,619

May-95          $10,471          $11,268                $10,964

Jun-95          $10,391          $11,198                $10,881

Jul-95          $10,508          $11,362                $11,003

Aug-95          $10,661          $11,517                $11,164

Sep-95          $10,720          $11,591                $11,225

Oct-95          $10,874          $11,724                $11,386

Nov-95          $11,061          $11,881                $11,593

Dec-95          $11,200          $11,953                $11,727

Jan-96          $11,280          $12,074                $11,812

Feb-96          $11,195          $12,025                $11,734

Mar-96          $11,058          $11,876                $11,590

Apr-96          $10,998          $11,834                $11,527

May-96          $11,032          $11,801                $11,551

Jun-96          $11,169          $11,913                $11,694

Jul-96          $11,300          $12,027                $11,832

Aug-96          $11,279          $12,027                $11,810

Sep-96          $11,463          $12,151                $12,002

Oct-96          $11,596          $12,304                $12,142

Nov-96          $11,751          $12,553                $12,304

Dec-96          $11,746          $12,496                $12,299

Jan-97          $11,811          $12,545                $12,368

Feb-97          $11,893          $12,663                $12,453

Mar-97          $11,733          $12,493                $12,285

Apr-97          $11,842          $12,586                $12,400

May-97          $12,024          $12,765                $12,590

Jun-97          $12,145          $12,905                $12,718

Jul-97          $12,541          $13,268                $13,132

Aug-97          $12,345          $13,139                $12,927

Sep-97          $12,516          $13,306                $13,118

Oct-97          $12,641          $13,376                $13,237

Nov-97          $12,718          $13,438                $13,330

Dec-97          $12,955          $13,650                $13,565

Jan-98          $13,071          $13,802                $13,699

Feb-98          $13,071          $13,800                $13,687

Mar-98          $13,076          $13,791                $13,692

Apr-98          $12,958          $13,715                $13,581

May-98          $13,222          $13,948                $13,844

Jun-98          $13,274          $13,999                $13,899

Jul-98          $13,292          $14,022                $13,918

Aug-98          $13,521          $14,266                $14,158

Sep-98          $13,723          $14,478                $14,370

Oct-98          $13,612          $14,484                $14,254

Nov-98          $13,714          $14,528                $14,360

Dec-98          $13,750          $14,573                $14,398

Jan-99          $13,894          $14,796                $14,549

Feb-99          $13,777          $14,662                $14,426

Mar-99          $13,768          $14,655                $14,417

Apr-99          $13,810          $14,695                $14,474

May-99          $13,723          $14,592                $14,369

Jun-99          $13,452          $14,320                $14,086

Jul-99          $13,470          $14,416                $14,105

Aug-99          $13,306          $14,363                $13,933

Sep-99          $13,206          $14,412                $13,828

Oct-99          $13,028          $14,311                $13,641

Nov-99          $13,165          $14,467                $13,786

Dec-99          $12,996          $14,392                $13,622

  CREDIT QUALITY(6)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA      36%

AA       29%

A         9%

BBB       5%

Cash      3%

Unrated  18%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1    (10%)

1-5     (4%)

5-10   (10%)

10-20  (33%)

20+    (43%)

--------------------------------------------------------------------------------
(4) Source: Lipper Analytical Services, Inc. The Lipper Colorado Municipal Debt Funds Average is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The total return of the Average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.47%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Minnesota Intermediate Tax-Free Fund (the "Fund") seeks a high level of current income exempt from federal income tax and Minnesota personal tax, without assuming undue risk.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Patricia Hovanetz, CFA

INCEPTION DATE
  09/30/76

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class I shares returned (0.92)%(1) for the six-month period ended December 31, 1999, excluding sales charges. The Fund slightly underperformed its benchmark, the Lehman Brothers 10-Year Municipal Bond Index(2), which returned 0.49%. The Fund's Class I shares distributed $0.24 per share in dividend income and minimal capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate for Class I shares was 5.04% during the period. For example, an investor would need to earn a yield of 8.58% during the period from a taxable investment to match the Fund's 4.77% tax-free SEC yield, assuming the maximum combined federal and Minnesota state personal income tax bracket.
   During the period, the Fund's performance was hurt by a longer duration compared to its benchmark. Municipal yields rose unexpectedly during the period, and a November 1999 rally was short-lived as December tax selling kicked in and created a supply and demand imbalance. Performance also was impacted by a decline in value in the nonrated segment of the portfolio that was proportionately more than the highly-rated segment. During June and July of 1999, two large municipal issues came to market in Minnesota. The issues seemed attractively priced and good-sized positions were purchased. However, the deteriorating market continued to negatively affect the Fund's performance during the period.
   The Fund is structured with a core segment of high book yield, short-duration holdings and a long-duration, high-convexity segment. The low price volatility of the short segment of the portfolio helped to cushion the decline in the long-duration portion, producing a total return in line with the average and a yield that was well above average.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   In the near term, interest rates are expected to remain around current levels, and volatility will continue as the market anticipates each meeting of the Federal Reserve Board (the "Fed"). Even though inflation is currently low, the strong global economic growth and the tight domestic labor markets may keep the Fed biased toward raising interest rates.
   In the long term, if inflation remains stable, the recent market returns provided by competing asset classes such as technology stocks may not be sustainable. Municipals, as a largely neglected asset class in the current environment, have become relatively cheap and may garner more attention when equity returns come down from stratospheric levels.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with average maturities of 10 years. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) Performance shown for the Institutional Class shares of the Wells Fargo Minnesota Intermediate Tax-Free Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Minnesota Intermediate Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to October 1, 1997, reflects the performance of a common trust fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the common trust fund with an investment objective and principal investment strategy that were
10

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge
                                ---------------------------------
                                6-Month  1-Year   5-Year  10-Year
MINNESOTA INTERMEDIATE
  TAX-FREE FUND
  INSTITUTIONAL CLASS            (0.92)   (1.72)   5.61     5.63
LIPPER OTHER STATES
  INTERMEDIATE MUNICIPAL DEBT
  FUNDS AVERAGE(4)               (0.70)   (2.06)   5.20     5.32
LEHMAN BROTHERS 10-YEAR
  MUNICIPAL BOND INDEX            0.49    (1.25)   7.12     7.10

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                        AA
WEIGHTED AVERAGE COUPON                        5.03%
ESTIMATED DURATION                           6.05 YEARS
PORTFOLIO TURNOVER                               3%
NUMBER OF HOLDINGS                              228
SEC YIELD(7) (I)                               4.77%
DISTRIBUTION RATE(8) (I)                       5.04%
TAXABLE EQUIVALENT YIELD(9) (I)                8.58%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DEC-89         WELLS FARGO MINNESOTA         LEHMAN BROTHERS 10-YEAR
        INTERMEDIATE TERM TAX-FREE FUND - I   MUNICIPAL BOND INDEX
                      $10,000                        $10,000

Jan-90                               $9,975                   $9,953

Feb-90                              $10,057                  $10,042

Mar-90                              $10,059                  $10,045

Apr-90                              $10,019                   $9,972

May-90                              $10,182                  $10,190

Jun-90                              $10,260                  $10,279

Jul-90                              $10,377                  $10,430

Aug-90                              $10,307                  $10,279

Sep-90                              $10,332                  $10,285

Oct-90                              $10,462                  $10,472

Nov-90                              $10,622                  $10,682

Dec-90                              $10,667                  $10,729

Jan-91                              $10,785                  $10,873

Feb-91                              $10,876                  $10,967

Mar-91                              $10,885                  $10,972

Apr-91                              $10,976                  $11,118

May-91                              $11,066                  $11,217

Jun-91                              $11,068                  $11,205

Jul-91                              $11,155                  $11,342

Aug-91                              $11,258                  $11,492

Sep-91                              $11,352                  $11,641

Oct-91                              $11,417                  $11,746

Nov-91                              $11,471                  $11,779

Dec-91                              $11,606                  $12,032

Jan-92                              $11,662                  $12,060

Feb-92                              $11,688                  $12,063

Mar-92                              $11,691                  $12,068

Apr-92                              $11,770                  $12,176

May-92                              $11,867                  $12,319

Jun-92                              $11,992                  $12,526

Jul-92                              $12,242                  $12,902

Aug-92                              $12,177                  $12,776

Sep-92                              $12,251                  $12,859

Oct-92                              $12,189                  $12,733

Nov-92                              $12,356                  $12,961

Dec-92                              $12,454                  $13,093

Jan-93                              $12,566                  $13,245

Feb-93                              $12,840                  $13,724

Mar-93                              $12,726                  $13,579

Apr-93                              $12,813                  $13,716

May-93                              $12,867                  $13,793

Jun-93                              $13,024                  $14,023

Jul-93                              $13,031                  $14,041

Aug-93                              $13,306                  $14,333

Sep-93                              $13,441                  $14,497

Oct-93                              $13,460                  $14,524

Nov-93                              $13,395                  $14,396

Dec-93                              $13,584                  $14,700

Jan-94                              $13,725                  $14,868

Feb-94                              $13,455                  $14,483

Mar-94                              $13,156                  $13,893

Apr-94                              $13,196                  $14,011

May-94                              $13,260                  $14,133

Jun-94                              $13,227                  $14,047

Jul-94                              $13,350                  $14,304

Aug-94                              $13,422                  $14,354

Sep-94                              $13,298                  $14,143

Oct-94                              $13,117                  $13,891

Nov-94                              $12,860                  $13,640

Dec-94                              $13,164                  $13,940

Jan-95                              $13,417                  $14,338

Feb-95                              $13,746                  $14,755

Mar-95                              $13,847                  $14,925

Apr-95                              $13,887                  $14,942

May-95                              $14,206                  $15,419

Jun-95                              $14,159                  $15,284

Jul-95                              $14,291                  $15,429

Aug-95                              $14,435                  $15,625

Sep-95                              $14,488                  $15,724

Oct-95                              $14,648                  $15,953

Nov-95                              $14,804                  $16,217

Dec-95                              $14,920                  $16,373

Jan-96                              $15,030                  $16,498

Feb-96                              $14,988                  $16,385

Mar-96                              $14,837                  $16,176

Apr-96                              $14,817                  $16,130

May-96                              $14,811                  $16,124

Jun-96                              $14,903                  $16,300

Jul-96                              $15,037                  $16,446

Aug-96                              $15,042                  $16,443

Sep-96                              $15,183                  $16,673

Oct-96                              $15,314                  $16,862

Nov-96                              $15,526                  $17,170

Dec-96                              $15,488                  $17,098

Jan-97                              $15,517                  $17,131

Feb-97                              $15,636                  $17,288

Mar-97                              $15,474                  $17,058

Apr-97                              $15,579                  $17,202

May-97                              $15,755                  $17,461

Jun-97                              $15,900                  $17,648

Jul-97                              $16,269                  $18,137

Aug-97                              $16,123                  $17,967

Sep-97                              $16,300                  $18,180

Oct-97                              $16,402                  $18,297

Nov-97                              $16,454                  $18,405

Dec-97                              $16,664                  $18,673

Jan-98                              $16,802                  $18,866

Feb-98                              $16,816                  $18,871

Mar-98                              $16,820                  $18,888

Apr-98                              $16,738                  $18,803

May-98                              $16,995                  $19,100

Jun-98                              $17,047                  $19,175

Jul-98                              $17,084                  $19,223

Aug-98                              $17,342                  $19,521

Sep-98                              $17,514                  $19,765

Oct-98                              $17,498                  $19,765

Nov-98                              $17,550                  $19,834

Dec-98                              $17,595                  $19,895

Jan-99                              $17,772                  $20,132

Feb-99                              $17,697                  $20,044

Mar-99                              $17,700                  $20,072

Apr-99                              $17,752                  $20,122

May-99                              $17,666                  $20,289

Jun-99                              $17,452                  $19,997

Jul-99                              $17,507                  $20,069

Aug-99                              $17,401                  $19,908

Sep-99                              $17,364                  $19,916

Oct-99                              $17,238                  $19,701

Nov-99                              $17,364                  $19,910

Dec-99                              $17,292                  $19,761

  CREDIT QUALITY(6)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA      47%

AA       25%

A        10%

BBB       6%

SPI       3%

Unrated   8%

Cash      1%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1     (7%)

1-5    (25%)

5-10   (23%)

10-20  (31%)

20+    (14%)

--------------------------------------------------------------------------------
substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor common trust fund for periods before it became a mutual fund on October 1, 1997. The common trust fund's performance was adjusted to reflect the Fund's 1997 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results.
(4) Source: Lipper Analytical Services, Inc. The Lipper Other States Intermediate Municipal Debt Funds Average is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years and are exempt from taxation on a specified city or state basis. The total return of the Average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper Average.
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.43%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo Minnesota Intermediate Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers 10-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Minnesota Tax-Free Fund (the "Fund") seeks a high level of current income exempt from federal income tax and Minnesota personal tax, without assuming undue risk.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Patricia Hovanetz, CFA

INCEPTION DATE
  01/12/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (4.55)%(1) for the six-month period ended December 31, 1999, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned (1.17)%. The Fund's Class A shares distributed $0.27 per share in dividend income and minimal capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate for Class A shares was 5.09% during the period. For example, an investor would need to earn a yield of 9.39% during the period from a taxable investment to match the Fund's 5.22% tax-free SEC yield, assuming the maximum combined federal and Minnesota state personal income tax bracket.
   During the period, the Fund's performance was hurt by a longer duration compared to its benchmark. Municipal yields rose unexpectedly during the period, and a November 1999 rally was short-lived as December tax selling kicked in and created a supply and demand imbalance. Performance also was impacted by a decline in value in the nonrated segment of the portfolio that was proportionately more than the highly-rated segment. During June and July of 1999, two large municipal issues came to market in Minnesota. The issues seemed attractively priced and good-sized positions were purchased. However, the deteriorating bond market continued to negatively affect the Fund's performance during the period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   In the near term, interest rates are expected to remain around current levels, and volatility will continue as the market anticipates each meeting of the Federal Reserve Board (the "Fed"). Even though inflation is currently low, the strong global economic growth and the tight domestic labor markets may keep the Fed biased toward raising interest rates.
   In the long term, if inflation remains stable, the recent market returns provided by competing asset classes such as technology stocks may not be sustainable. Municipals, as a largely neglected asset class in the current environment, have become relatively cheap and may garner more attention when equity returns come down from stratospheric levels.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares adjusted to reflect Class B shares sales charges and expenses. For
Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
12

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                Excluding Sales Charge             Including Sales Charge
                           ---------------------------------  ---------------------------------
                           6-Month  1-Year   5-Year  10-Year  6-Month  1-Year   5-Year  10-Year
MINNESOTA TAX-FREE FUND
  CLASS A                   (4.55)   (5.93)   5.82     5.59    (8.85)  (10.17)   4.85     5.10
  CLASS B                   (4.91)   (6.55)   5.03     4.78    (9.56)  (11.03)   4.70     4.78
  INSTITUTIONAL CLASS       (4.55)   (5.93)   5.80     5.59
LIPPER MINNESOTA
  MUNICIPAL DEBT FUNDS
  AVERAGE(4)                (2.77)   (4.11)   5.47     5.95
LEHMAN BROTHERS MUNICIPAL
  BOND INDEX                (1.17)   (2.06)   6.91     6.89

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                       AA-
WEIGHTED AVERAGE COUPON                        4.91%
ESTIMATED DURATION                          10.07 YEARS
PORTFOLIO TURNOVER                              37%
NUMBER OF HOLDINGS                               84
SEC YIELD(7) (A, B, I)                  5.22%, 4.70%, 5.46%
DISTRIBUTION RATE(8) (A, B, I)          5.09%, 4.57%, 5.33%
TAXABLE EQUIVALENT YIELD(9)
  (A, B, I)                             9.39%, 8.46%, 9.83%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DEC-89          WELLS FARGO            LEHMAN BROTHERS             WELLS FARGO
        MINNESOTA TAX-FREE FUND - A  MUNICIPAL BOND INDEX  MINNESOTA TAX-FREE FUND - I
                  $9,550                   $10,000                   $10,000

Jan-90                       $9,523                $9,970                       $9,972

Feb-90                       $9,606               $10,045                      $10,058

Mar-90                       $9,601               $10,029                      $10,053

Apr-90                       $9,525                $9,963                       $9,973

May-90                       $9,710               $10,179                      $10,168

Jun-90                       $9,791               $10,274                      $10,252

Jul-90                       $9,899               $10,417                      $10,365

Aug-90                       $9,809               $10,267                      $10,271

Sep-90                       $9,815               $10,269                      $10,278

Oct-90                       $9,976               $10,495                      $10,446

Nov-90                      $10,116               $10,709                      $10,593

Dec-90                      $10,156               $10,735                      $10,635

Jan-91                      $10,258               $10,912                      $10,742

Feb-91                      $10,337               $11,006                      $10,824

Mar-91                      $10,340               $11,000                      $10,827

Apr-91                      $10,433               $11,152                      $10,925

May-91                      $10,512               $11,236                      $11,007

Jun-91                      $10,539               $11,222                      $11,035

Jul-91                      $10,591               $11,340                      $11,090

Aug-91                      $10,689               $11,493                      $11,193

Sep-91                      $10,769               $11,669                      $11,277

Oct-91                      $10,833               $11,764                      $11,344

Nov-91                      $10,865               $11,784                      $11,377

Dec-91                      $11,023               $12,035                      $11,542

Jan-92                      $11,058               $12,060                      $11,579

Feb-92                      $11,087               $12,042                      $11,609

Mar-92                      $11,140               $12,024                      $11,665

Apr-92                      $11,205               $12,138                      $11,733

May-92                      $11,304               $12,280                      $11,837

Jun-92                      $11,424               $12,492                      $11,962

Jul-92                      $11,660               $12,902                      $12,209

Aug-92                      $11,577               $12,750                      $12,123

Sep-92                      $11,653               $12,856                      $12,202

Oct-92                      $11,582               $12,725                      $12,128

Nov-92                      $11,745               $12,958                      $12,298

Dec-92                      $11,855               $13,108                      $12,413

Jan-93                      $11,969               $13,328                      $12,533

Feb-93                      $12,299               $13,816                      $12,878

Mar-93                      $12,166               $13,614                      $12,740

Apr-93                      $12,289               $13,744                      $12,868

May-93                      $12,360               $13,792                      $12,943

Jun-93                      $12,550               $14,063                      $13,142

Jul-93                      $12,572               $14,098                      $13,164

Aug-93                      $12,845               $14,390                      $13,463

Sep-93                      $13,050               $14,567                      $13,665

Oct-93                      $13,044               $14,591                      $13,659

Nov-93                      $12,911               $14,471                      $13,532

Dec-93                      $13,187               $14,779                      $13,808

Jan-94                      $13,322               $14,961                      $13,963

Feb-94                      $12,968               $14,551                      $13,579

Mar-94                      $12,452               $13,992                      $13,051

Apr-94                      $12,500               $14,169                      $13,102

May-94                      $12,601               $14,259                      $13,207

Jun-94                      $12,514               $14,198                      $13,117

Jul-94                      $12,654               $14,436                      $13,250

Aug-94                      $12,732               $14,493                      $13,331

Sep-94                      $12,522               $14,297                      $13,112

Oct-94                      $12,332               $14,088                      $12,912

Nov-94                      $12,091               $13,822                      $12,660

Dec-94                      $12,395               $14,071                      $12,992

Jan-95                      $12,758               $14,435                      $13,358

Feb-95                      $13,136               $14,844                      $13,754

Mar-95                      $13,243               $15,044                      $13,866

Apr-95                      $13,249               $15,062                      $13,873

May-95                      $13,678               $15,540                      $14,322

Jun-95                      $13,549               $15,443                      $14,187

Jul-95                      $13,623               $15,670                      $14,264

Aug-95                      $13,781               $15,884                      $14,430

Sep-95                      $13,859               $15,985                      $14,512

Oct-95                      $14,094               $16,169                      $14,758

Nov-95                      $14,357               $16,386                      $15,033

Dec-95                      $14,528               $16,486                      $15,213

Jan-96                      $14,615               $16,652                      $15,303

Feb-96                      $14,483               $16,584                      $15,180

Mar-96                      $14,273               $16,378                      $14,945

Apr-96                      $14,224               $16,321                      $14,893

May-96                      $14,221               $16,275                      $14,891

Jun-96                      $14,402               $16,430                      $15,081

Jul-96                      $14,520               $16,588                      $15,204

Aug-96                      $14,477               $16,588                      $15,159

Sep-96                      $14,716               $16,758                      $15,409

Oct-96                      $14,878               $16,970                      $15,579

Nov-96                      $15,140               $17,312                      $15,853

Dec-96                      $15,078               $17,234                      $15,788

Jan-97                      $15,074               $17,302                      $15,784

Feb-97                      $15,191               $17,464                      $15,907

Mar-97                      $14,981               $17,230                      $15,687

Apr-97                      $15,146               $17,358                      $15,859

May-97                      $15,356               $17,604                      $16,079

Jun-97                      $15,506               $17,798                      $16,236

Jul-97                      $15,980               $18,298                      $16,732

Aug-97                      $15,767               $18,121                      $16,525

Sep-97                      $15,978               $18,351                      $16,730

Oct-97                      $16,103               $18,448                      $16,862

Nov-97                      $16,198               $18,533                      $16,961

Dec-97                      $16,458               $18,826                      $17,234

Jan-98                      $16,630               $19,035                      $17,414

Feb-98                      $16,631               $19,033                      $17,415

Mar-98                      $16,637               $19,019                      $17,421

Apr-98                      $16,521               $18,915                      $17,300

May-98                      $16,848               $19,236                      $17,641

Jun-98                      $16,913               $19,308                      $17,710

Jul-98                      $16,935               $19,338                      $17,733

Aug-98                      $17,234               $19,675                      $18,062

Sep-98                      $17,485               $19,968                      $18,308

Oct-98                      $17,366               $19,976                      $18,184

Nov-98                      $17,447               $20,036                      $18,269

Dec-98                      $17,483               $20,098                      $18,306

Jan-99                      $17,645               $20,406                      $18,476

Feb-99                      $17,565               $20,222                      $18,392

Mar-99                      $17,570               $20,212                      $18,398

Apr-99                      $17,621               $20,266                      $18,451

May-99                      $17,515               $20,125                      $18,340

Jun-99                      $17,230               $19,750                      $18,042

Jul-99                      $17,220               $19,883                      $18,031

Aug-99                      $16,938               $19,809                      $17,736

Sep-99                      $16,781               $19,876                      $17,572

Oct-99                      $16,481               $19,737                      $17,257

Nov-99                      $16,634               $19,952                      $17,418

Dec-99                      $16,445               $19,849                      $17,220

  CREDIT QUALITY(6)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA      43%

AA       27%

A         6%

BBB       7%

SPI       2%

Unrated  15%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1     (4%)

1-5     (7%)

5-10    (8%)

10-20  (32%)

20+    (49%)

--------------------------------------------------------------------------------
(4) Source: Lipper Analytical Services, Inc. The Lipper Minnesota Municipal Debt Funds Average is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The total return of the Average does not include the effects of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.43%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo National Limited Term Tax-Free Fund (the "Fund") seeks current income exempt from federal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Patricia Hovanetz, CFA

INCEPTION DATE
  10/01/96

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class I shares returned 0.59%(1) for the six-month period ended December 31, 1999, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 1.29%. The Fund's Class I shares distributed $0.24 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate for Class I shares was 4.56% during the period. For example, an investor would need to earn a yield of 7.96% during the period from a taxable investment to match the Fund's 4.81% tax-free SEC yield, assuming the maximum federal income tax bracket.
   During the period, municipal yields in the intermediate maturity range rose, a move that was unexpected. The erosion in value occurred gradually but was sustained for most of the period. A rally began in November 1999, but was short-lived as December tax selling kicked in and created a supply and demand imbalance. The Fund's underperformance also was a result of a somewhat longer duration compared to its benchmark. The Fund was forced to liquidate to raise cash on weak market days producing below-average performance.
   The best-performing segment of the portfolio was high coupon escrowed holdings and higher coupon housing bonds because of their lower price volatility in a rising interest rate environment. By the same token, the worst-performing segment was lower coupons and longer maturities whose higher durations made them subject to greater price declines in that type of environment.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   In the near term, interest rates are expected to remain around current levels, and volatility will continue as the market anticipates each meeting of the Federal Reserve Board (the "Fed"). Even though inflation is currently low, the strong global economic growth and the tight domestic labor markets may keep the Fed biased toward raising interest rates.
   In the long term, if inflation remains stable, the recent market returns provided by competing asset classes, such as technology stocks, may not be sustainable. Municipals, as a largely neglected asset class in the current environment, have become relatively cheap and may garner more attention when equity returns come down from stratospheric levels.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
14

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                       Excluding Sales Charge
                                     --------------------------
                                                        Since
                                     6-Month  1-Year  Inception
NATIONAL LIMITED TERM TAX-FREE FUND
  INSTITUTIONAL CLASS                  0.59    0.08       5.25
LIPPER SHORT-INTERMEDIATE MUNICIPAL
  DEBT FUNDS AVERAGE(4)                0.57    0.32
LEHMAN BROTHERS 3-YEAR MUNICIPAL
  BOND INDEX                           1.29    1.96

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                      A1/AA-
WEIGHTED AVERAGE COUPON                        5.12%
ESTIMATED DURATION                           3.73 YEARS
PORTFOLIO TURNOVER                               7%
NUMBER OF HOLDINGS                              117
SEC YIELD(7) (I)                               4.81%
DISTRIBUTION RATE(8) (I)                       4.56%
TAXABLE EQUIVALENT YIELD(9) (I)                7.96%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      WELLS FARGO                      LEHMAN BROTHERS
        NATIONAL LIMITED TERM TAX-FREE FUND - I  3-YEAR MUNICIPAL BOND INDEX

Sep-96                                  $10,000                      $10,000

Oct-96                                  $10,387                      $10,070

Nov-96                                  $10,537                      $10,165

Dec-96                                  $10,515                      $10,170

Jan-97                                  $10,555                      $10,214

Feb-97                                  $10,621                      $10,265

Mar-97                                  $10,566                      $10,211

Apr-97                                  $10,616                      $10,255

May-97                                  $10,699                      $10,339

Jun-97                                  $10,780                      $10,400

Jul-97                                  $10,977                      $10,524

Aug-97                                  $10,905                      $10,503

Sep-97                                  $10,998                      $10,577

Oct-97                                  $11,071                      $10,625

Nov-97                                  $11,101                      $10,656

Dec-97                                  $11,207                      $10,728

Jan-98                                  $11,281                      $10,799

Feb-98                                  $11,287                      $10,822

Mar-98                                  $11,330                      $10,839

Apr-98                                  $11,285                      $10,824

May-98                                  $11,414                      $10,925

Jun-98                                  $11,455                      $10,962

Jul-98                                  $11,488                      $11,001

Aug-98                                  $11,619                      $11,108

Sep-98                                  $11,715                      $11,179

Oct-98                                  $11,736                      $11,233

Nov-98                                  $11,756                      $11,260

Dec-98                                  $11,799                      $11,287

Jan-99                                  $11,896                      $11,389

Feb-99                                  $11,879                      $11,402

Mar-99                                  $11,875                      $11,412

Apr-99                                  $11,904                      $11,448

May-99                                  $11,867                      $11,432

Jun-99                                  $11,739                      $11,363

Jul-99                                  $11,805                      $11,420

Aug-99                                  $11,780                      $11,433

Sep-99                                  $11,789                      $11,477

Oct-99                                  $11,765                      $11,478

Nov-99                                  $11,832                      $11,529

Dec-99                                  $11,808                      $11,510

  CREDIT QUALITY(6)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA      45%

AA       11%

A        16%

BBB      15%

Cash      3%

Unrated  10%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1     (6%)

1-5    (41%)

5-10   (53%)

--------------------------------------------------------------------------------
(3) Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Stagecoach Funds were reorganized into the Wells Fargo Funds.
(4) Source: Lipper Analytical Services, Inc. The Lipper Short/Intermediate Municipal Debt Funds Average is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of one to five years. The total return of the Average does not include the effects of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo National Tax-Free Fund (the "Fund") seeks current income exempt from federal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  William T. Jackson, CFA

INCEPTION DATE
  08/01/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (3.65)%(1) during the six-month period ended December 31, 1999, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2), which returned (1.17)%. The Fund's Class A shares distributed $0.27 per share in dividend income and minimal capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate for Class A shares was 5.21% during the period. For example, an investor would need to earn a yield of 8.97% during the period from a taxable investment to match the Fund's 5.42% tax-free SEC yield, assuming the maximum federal income tax bracket.
   Rising interest rates during the period, including long-term municipal interest rates, hurt the Fund's performance. In addition, market participants began avoiding additional purchases of health care-related issues and publicly-owned electric utilities due to credit quality concerns in each of these sectors. Bonds in these sectors already owned by the Fund suffered additional price declines relative to other sectors.
   The Fund's performance was helped by shorter duration holdings. For example, the Fund held a number of positions of single-family mortgage revenue bonds and special assessment bonds with relatively short durations. These were some of the best-performing positions in the portfolio during the period. The Fund executed tax swaps during the period to minimize the distribution of taxable capital gains to shareholders. The Fund also took advantage of rising interest rates by buying bonds with higher coupons with the potential to generate higher income levels than previously held investments. In addition, the Fund improved its call protection to increase the sustainability of its dividends should interest rates fall.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Considering the vigilance of federal policy officials to keep inflation low and economic growth at acceptable levels, it's possible interest rate markets may have overreacted given positive news related to price levels of basic commodities and retail goods. It may be prudent to hold long bonds that have suffered severe price declines in 1999 because to sell them would prove hasty for the Fund, limiting its upside potential in the future.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(4) Source: Lipper Analytical Services, Inc. The Lipper General Municipal Debt Funds Average is an average of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. The total return of the Average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
16

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                Excluding Sales Charge             Including Sales Charge
                           ---------------------------------  ---------------------------------
                           6-Month  1-Year   5-Year  10-Year  6-Month  1-Year   5-Year  10-Year
NATIONAL TAX-FREE FUND
  CLASS A                   (3.65)   (5.38)   6.33     5.82    (7.99)   (9.63)   5.36     5.33
  CLASS B                   (4.00)   (6.08)   5.54     5.05    (8.69)  (10.57)   5.22     5.05
  CLASS C                   (4.00)   (6.08)   5.54     5.05    (4.94)   (6.98)   5.54     5.05
  INSTITUTIONAL CLASS       (3.62)    6.32    5.82     5.80
LIPPER GENERAL MUNICIPAL
  DEBT FUNDS AVERAGE(4)     (2.86)   (4.63)   5.76     6.18
LEHMAN BROTHERS MUNICIPAL
  BOND INDEX                (1.17)   (2.06)   6.91     6.89

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                        AA
WEIGHTED AVERAGE COUPON                        6.24%
ESTIMATED DURATION                          10.32 YEARS
PORTFOLIO TURNOVER                              15%
NUMBER OF HOLDINGS                              167
SEC YIELD(7)
  (A, B, C, I)                       5.42%, 4.91%, 4.91%, 5.88%
DISTRIBUTION RATE(8)
  (A, B, C, I)                       5.21%, 4.69%, 4.69%, 5.65%
TAXABLE EQUIVALENT YIELD(9)
  (A, B, C, I)                       8.97%, 8.13%, 8.13%, 9.74%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               WELLS FARGO            LEHMAN BROTHERS            WELLS FARGO
        NATIONAL TAX-FREE FUND - A  MUNICIPAL BOND INDEX  NATIONAL TAX-FREE FUND - I

Dec-89                      $9,550               $10,000                     $10,000

Jan-90                      $9,501                $9,953                      $9,949

Feb-90                      $9,572               $10,042                     $10,023

Mar-90                      $9,580               $10,045                     $10,032

Apr-90                      $9,470                $9,972                      $9,916

May-90                      $9,686               $10,190                     $10,142

Jun-90                      $9,782               $10,279                     $10,243

Jul-90                      $9,929               $10,430                     $10,397

Aug-90                      $9,757               $10,279                     $10,217

Sep-90                      $9,813               $10,285                     $10,275

Oct-90                      $9,943               $10,472                     $10,411

Nov-90                     $10,102               $10,682                     $10,578

Dec-90                     $10,112               $10,729                     $10,588

Jan-91                     $10,255               $10,873                     $10,738

Feb-91                     $10,393               $10,967                     $10,883

Mar-91                     $10,343               $10,972                     $10,830

Apr-91                     $10,467               $11,118                     $10,961

May-91                     $10,573               $11,217                     $11,072

Jun-91                     $10,549               $11,205                     $11,047

Jul-91                     $10,657               $11,342                     $11,159

Aug-91                     $10,754               $11,492                     $11,260

Sep-91                     $10,860               $11,641                     $11,372

Oct-91                     $10,917               $11,746                     $11,431

Nov-91                     $10,927               $11,779                     $11,441

Dec-91                     $11,063               $12,032                     $11,584

Jan-92                     $11,111               $12,060                     $11,634

Feb-92                     $11,158               $12,063                     $11,683

Mar-92                     $11,186               $12,068                     $11,713

Apr-92                     $11,283               $12,176                     $11,815

May-92                     $11,383               $12,319                     $11,919

Jun-92                     $11,515               $12,526                     $12,057

Jul-92                     $11,711               $12,902                     $12,263

Aug-92                     $11,669               $12,776                     $12,219

Sep-92                     $11,744               $12,859                     $12,298

Oct-92                     $11,568               $12,733                     $12,113

Nov-92                     $11,736               $12,961                     $12,289

Dec-92                     $11,874               $13,093                     $12,434

Jan-93                     $11,947               $13,245                     $12,510

Feb-93                     $12,212               $13,724                     $12,787

Mar-93                     $12,131               $13,579                     $12,702

Apr-93                     $12,232               $13,716                     $12,808

May-93                     $12,278               $13,793                     $12,857

Jun-93                     $12,486               $14,023                     $13,075

Jul-93                     $12,503               $14,041                     $13,092

Aug-93                     $12,759               $14,333                     $13,373

Sep-93                     $12,867               $14,497                     $13,473

Oct-93                     $12,889               $14,524                     $13,497

Nov-93                     $12,706               $14,396                     $13,318

Dec-93                     $13,000               $14,700                     $13,626

Jan-94                     $13,185               $14,868                     $13,807

Feb-94                     $12,807               $14,483                     $13,411

Mar-94                     $12,286               $13,893                     $12,865

Apr-94                     $12,406               $14,011                     $12,991

May-94                     $12,491               $14,133                     $13,080

Jun-94                     $12,447               $14,047                     $13,034

Jul-94                     $12,626               $14,304                     $13,221

Aug-94                     $12,674               $14,354                     $13,272

Sep-94                     $12,502               $14,143                     $13,105

Oct-94                     $12,335               $13,891                     $12,916

Nov-94                     $12,100               $13,640                     $12,685

Dec-94                     $12,368               $13,940                     $12,965

Jan-95                     $12,697               $14,338                     $13,295

Feb-95                     $13,011               $14,755                     $13,638

Mar-95                     $13,092               $14,925                     $13,723

Apr-95                     $13,123               $14,942                     $13,741

May-95                     $13,544               $15,419                     $14,182

Jun-95                     $13,417               $15,284                     $14,049

Jul-95                     $13,532               $15,429                     $14,170

Aug-95                     $13,679               $15,625                     $14,338

Sep-95                     $13,757               $15,724                     $14,420

Oct-95                     $13,946               $15,953                     $14,618

Nov-95                     $14,273               $16,217                     $14,946

Dec-95                     $14,454               $16,373                     $15,135

Jan-96                     $14,577               $16,498                     $15,278

Feb-96                     $14,470               $16,385                     $15,151

Mar-96                     $14,281               $16,176                     $14,953

Apr-96                     $14,246               $16,130                     $14,933

May-96                     $14,260               $16,124                     $14,932

Jun-96                     $14,380               $16,300                     $15,073

Jul-96                     $14,565               $16,446                     $15,267

Aug-96                     $14,534               $16,443                     $15,219

Sep-96                     $14,728               $16,673                     $15,437

Oct-96                     $14,930               $16,862                     $15,649

Nov-96                     $15,176               $17,170                     $15,891

Dec-96                     $15,139               $17,098                     $15,853

Jan-97                     $15,165               $17,131                     $15,896

Feb-97                     $15,303               $17,288                     $16,024

Mar-97                     $15,079               $17,058                     $15,789

Apr-97                     $15,239               $17,202                     $15,957

May-97                     $15,463               $17,461                     $16,208

Jun-97                     $15,622               $17,648                     $16,375

Jul-97                     $16,108               $18,137                     $16,884

Aug-97                     $15,913               $17,967                     $16,663

Sep-97                     $16,121               $18,180                     $16,897

Oct-97                     $16,238               $18,297                     $17,003

Nov-97                     $16,369               $18,405                     $17,157

Dec-97                     $16,693               $18,673                     $17,479

Jan-98                     $16,828               $18,866                     $17,638

Feb-98                     $16,813               $18,871                     $17,622

Mar-98                     $16,837               $18,888                     $17,647

Apr-98                     $16,682               $18,803                     $17,485

May-98                     $17,061               $19,100                     $17,865

Jun-98                     $17,130               $19,175                     $17,938

Jul-98                     $17,154               $19,223                     $17,963

Aug-98                     $17,471               $19,521                     $18,312

Sep-98                     $17,738               $19,765                     $18,591

Oct-98                     $17,643               $19,765                     $18,492

Nov-98                     $17,761               $19,834                     $18,599

Dec-98                     $17,767               $19,895                     $18,622

Jan-99                     $17,955               $20,132                     $18,801

Feb-99                     $17,836               $20,044                     $18,677

Mar-99                     $17,825               $20,072                     $18,683

Apr-99                     $17,896               $20,122                     $18,757

May-99                     $17,750               $20,289                     $18,586

Jun-99                     $17,449               $19,997                     $18,271

Jul-99                     $17,441               $20,069                     $18,263

Aug-99                     $17,193               $19,908                     $18,022

Sep-99                     $17,098               $19,916                     $17,922

Oct-99                     $16,831               $19,701                     $17,643

Nov-99                     $17,031               $19,910                     $17,837

Dec-99                     $16,812               $19,761                     $17,610

CREDIT QUALITY(6)
(AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA      42%

AA       21%

A        11%

BBB      14%

Unrated  12%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1     4%

1-5     8%

5-10    9%

10-20  27%

20+    52%

--------------------------------------------------------------------------------
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

OREGON TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Oregon Tax-Free Fund (the "Fund") seeks a high level of current income exempt from federal income tax and Oregon personal income tax. The Fund invests in high-quality Oregon municipal obligations.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  06/01/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (4.12)%(1) for the six-month period ended December 31, 1999, excluding sales charges. Because of its long-duration strategy and longer average maturity, the Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned (1.17)% during the period. The Fund's Class A shares distributed $0.39 per share in dividend income and $0.02 in capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   When measured against a comparable taxable investment, the Fund's tax-free yield is generally higher. The Fund's distribution rate during the period for Class A shares was 4.87% during the period. For example, an investor would need to earn a yield of 9.01% during the period from a taxable investment to match the Fund's 4.95% tax-free SEC yield, assuming the maximum combined federal and Oregon state personal income tax bracket.
   During the second half of 1999, interest rates continued to rise and municipal bonds posted negative total returns. In addition, the yield curve steepened so longer maturity bonds suffered disproportionately.
   With a focus on the Fund's current return during the period, a combination of housing and health care bonds of higher and lower grade quality were added. Some other lower investment grade bonds also were added. These positions helped maintain the Fund's high distribution yield but had a mixed impact on performance. The health care bonds and lower investment grade paper negatively impacted performance. Housing bonds, which represented the best performing sector of the municipal market during 1999, made a positive contribution.
   Late in the period, the Fund took advantage of rising interest rates by executing swaps and sales that realized capital losses, which offset some of the capital gains realized earlier in the year and minimized the Fund's taxable capital gains payout.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Interest rates may decline later in 2000. To enable the Fund to benefit, it will maintain its duration and average maturity beyond those of the Index. The Fund's substantial positions in discounted and non-callable bonds, which have the potential to rally strongly when interest rates fall, also are expected to be maintained.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) Performance shown for Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Oregon Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A,
Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods between October 1, 1995 and September 6, 1996, reflects performance of the Investor Class shares of the Pacifica Oregon Tax-Exempt Fund, a predecessor portfolio with the same investment objective and policies as the Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Oregon Tax- Exempt Fund of Westcore Trust. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
18

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------

                                Excluding Sales Charge              Including Sales Charge
                           ---------------------------------  -----------------------------------
                           6-Month  1-Year   5-Year  10-Year  6-Month   1-Year   5-Year   10-Year
OREGON TAX-FREE FUND
  CLASS A                   (4.12)   (5.99)   5.19     5.54     (8.44)  (10.22)    4.23     5.05
  CLASS B                   (4.42)   (6.65)   4.32     4.73     (9.10)  (11.14)    3.99     4.73
  INSTITUTIONAL CLASS       (4.08)   (5.87)   5.30     5.59
LIPPER OREGON MUNICIPAL
  DEBT FUNDS AVERAGE(4)     (2.76)   (4.43)   5.78     5.83
LEHMAN BROTHERS MUNICIPAL
  BOND INDEX                (1.17)   (2.06)   6.91     6.89

  CHARACTERISTICS(5) (AS OF DECEMBER 31, 1999)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                       AA-
WEIGHTED AVERAGE COUPON                        5.07%
ESTIMATED DURATION                          10.00 YEARS
PORTFOLIO TURNOVER                              25%
NUMBER OF HOLDINGS                               40
SEC YIELD(7) (A, B, I)                  4.95%, 4.42%, 5.36%
DISTRIBUTION RATE(8) (A, B, I)          4.87%, 4.33%, 5.27%
TAXABLE EQUIVALENT YIELD(9)
  (A, B, I)                             9.01%, 8.04%, 9.75%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DEC-89        WELLS FARGO           LEHMAN BROTHERS           WELLS FARGO
        OREGON TAX-FREE FUND - A  MUNICIPAL BOND INDEX  OREGON TAX-FREE FUND - I
                 $9,550                 $10,000                 $10,000

Jan-90                    $9,474                $9,953                    $9,921

Feb-90                    $9,581               $10,042                   $10,033

Mar-90                    $9,544               $10,045                    $9,995

Apr-90                    $9,467                $9,972                    $9,914

May-90                    $9,659               $10,190                   $10,116

Jun-90                    $9,753               $10,279                   $10,214

Jul-90                    $9,905               $10,430                   $10,373

Aug-90                    $9,730               $10,279                   $10,189

Sep-90                    $9,772               $10,285                   $10,233

Oct-90                    $9,894               $10,472                   $10,362

Nov-90                   $10,058               $10,682                   $10,532

Dec-90                   $10,124               $10,729                   $10,602

Jan-91                   $10,241               $10,873                   $10,725

Feb-91                   $10,350               $10,967                   $10,838

Mar-91                   $10,387               $10,972                   $10,877

Apr-91                   $10,484               $11,118                   $10,979

May-91                   $10,585               $11,217                   $11,085

Jun-91                   $10,559               $11,205                   $11,058

Jul-91                   $10,720               $11,342                   $11,226

Aug-91                   $10,827               $11,492                   $11,338

Sep-91                   $10,936               $11,641                   $11,452

Oct-91                   $11,015               $11,746                   $11,535

Nov-91                   $10,986               $11,779                   $11,505

Dec-91                   $11,194               $12,032                   $11,723

Jan-92                   $11,207               $12,060                   $11,736

Feb-92                   $11,244               $12,063                   $11,774

Mar-92                   $11,253               $12,068                   $11,784

Apr-92                   $11,349               $12,176                   $11,885

May-92                   $11,479               $12,319                   $12,021

Jun-92                   $11,652               $12,526                   $12,202

Jul-92                   $12,029               $12,902                   $12,597

Aug-92                   $11,871               $12,776                   $12,431

Sep-92                   $11,894               $12,859                   $12,455

Oct-92                   $11,713               $12,733                   $12,266

Nov-92                   $11,969               $12,961                   $12,534

Dec-92                   $12,093               $13,093                   $12,664

Jan-93                   $12,192               $13,245                   $12,768

Feb-93                   $12,578               $13,724                   $13,172

Mar-93                   $12,433               $13,579                   $13,020

Apr-93                   $12,569               $13,716                   $13,163

May-93                   $12,668               $13,793                   $13,266

Jun-93                   $12,890               $14,023                   $13,498

Jul-93                   $12,908               $14,041                   $13,517

Aug-93                   $13,211               $14,333                   $13,835

Sep-93                   $13,389               $14,497                   $14,021

Oct-93                   $13,385               $14,524                   $14,017

Nov-93                   $13,346               $14,396                   $13,977

Dec-93                   $13,590               $14,700                   $14,232

Jan-94                   $13,742               $14,868                   $14,391

Feb-94                   $13,426               $14,483                   $14,059

Mar-94                   $12,869               $13,893                   $13,476

Apr-94                   $12,806               $14,011                   $13,411

May-94                   $12,963               $14,133                   $13,575

Jun-94                   $12,828               $14,047                   $13,434

Jul-94                   $13,066               $14,304                   $13,683

Aug-94                   $13,112               $14,354                   $13,731

Sep-94                   $12,877               $14,143                   $13,485

Oct-94                   $12,570               $13,891                   $13,164

Nov-94                   $12,316               $13,640                   $12,897

Dec-94                   $12,709               $13,940                   $13,309

Jan-95                   $13,126               $14,338                   $13,746

Feb-95                   $13,494               $14,755                   $14,131

Mar-95                   $13,585               $14,925                   $14,227

Apr-95                   $13,592               $14,942                   $14,234

May-95                   $13,990               $15,419                   $14,650

Jun-95                   $13,848               $15,284                   $14,502

Jul-95                   $13,935               $15,429                   $14,593

Aug-95                   $14,059               $15,625                   $14,723

Sep-95                   $14,159               $15,724                   $14,828

Oct-95                   $14,355               $15,953                   $15,032

Nov-95                   $14,593               $16,217                   $15,281

Dec-95                   $14,722               $16,373                   $15,417

Jan-96                   $14,764               $16,498                   $15,462

Feb-96                   $14,688               $16,385                   $15,384

Mar-96                   $14,493               $16,176                   $15,181

Apr-96                   $14,435               $16,130                   $15,121

May-96                   $14,449               $16,124                   $15,138

Jun-96                   $14,587               $16,300                   $15,274

Jul-96                   $14,725               $16,446                   $15,430

Aug-96                   $14,719               $16,443                   $15,417

Sep-96                   $14,887               $16,673                   $15,605

Oct-96                   $15,022               $16,862                   $15,749

Nov-96                   $15,312               $17,170                   $16,046

Dec-96                   $15,208               $17,098                   $15,950

Jan-97                   $15,241               $17,131                   $15,987

Feb-97                   $15,364               $17,288                   $16,119

Mar-97                   $15,133               $17,058                   $15,869

Apr-97                   $15,257               $17,202                   $16,001

May-97                   $15,450               $17,461                   $16,207

Jun-97                   $15,592               $17,648                   $16,359

Jul-97                   $16,067               $18,137                   $16,870

Aug-97                   $15,913               $17,967                   $16,702

Sep-97                   $16,094               $18,180                   $16,904

Oct-97                   $16,188               $18,297                   $16,995

Nov-97                   $16,263               $18,405                   $17,087

Dec-97                   $16,516               $18,673                   $17,356

Jan-98                   $16,688               $18,866                   $17,531

Feb-98                   $16,646               $18,871                   $17,487

Mar-98                   $16,617               $18,888                   $17,468

Apr-98                   $16,519               $18,803                   $17,356

May-98                   $16,760               $19,100                   $17,609

Jun-98                   $16,810               $19,175                   $17,673

Jul-98                   $16,848               $19,223                   $17,714

Aug-98                   $17,129               $19,521                   $17,999

Sep-98                   $17,351               $19,765                   $18,233

Oct-98                   $17,296               $19,765                   $18,176

Nov-98                   $17,366               $19,834                   $18,262

Dec-98                   $17,414               $19,895                   $18,302

Jan-99                   $17,646               $20,132                   $18,546

Feb-99                   $17,497               $20,044                   $18,401

Mar-99                   $17,510               $20,072                   $18,416

Apr-99                   $17,558               $20,122                   $18,467

May-99                   $17,421               $20,289                   $18,313

Jun-99                   $17,075               $19,997                   $17,960

Jul-99                   $17,146               $20,069                   $18,036

Aug-99                   $16,904               $19,908                   $17,782

Sep-99                   $16,854               $19,916                   $17,730

Oct-99                   $16,527               $19,701                   $17,376

Nov-99                   $16,627               $19,910                   $17,495

Dec-99                   $16,371               $19,761                   $17,228

  CREDIT QUALITY(6)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA  38%

AA   30%

A     7%

BBB  25%

  MATURITY DISTRIBUTION(5)
  (AS OF DECEMBER 31, 1999)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Years

0-1     (1%)

5-10   (46%)

10-20  (26%)

20+    (27%)

--------------------------------------------------------------------------------
(4) Source: Lipper Analytical Services, Inc. The Lipper Oregon Municipal Debt Funds Average is an average of funds that limit their assets to those securities that are exempt from federal income tax and Oregon personal income tax. The total return of the Average does not include the effects of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
(5)  Portfolio holdings are subject to change.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(9) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.04%. Any capital gains distributions may be taxable.
(10) The chart compares the performance of the Wells Fargo Oregon Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   ARIZONA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS - 95.82%
ARIZONA - 91.94%
$1,000,000  ARIZONA HFA REVENUE                    4.75%        10/01/30    $   787,500
   350,000  ARIZONA HFA REVENUE                    6.63         07/01/20        335,388
   170,000  BULLHEAD CITY AZ SPECIAL
            ASSESSMENT PARKWAY IMPROVEMENT
            DISTRICT                               6.10         01/01/03        175,313
   500,000  CHANDLER AZ STREET & HIGHWAY
            USER REVENUE                           6.00         07/01/11        523,495
   500,000  GLENDALE AZ IDA SERIES A MBIA
            INSURED                                5.38         05/15/28        453,750
   110,000  GLENDALE AZ IMPROVEMENT
            DISTRICT #59                           6.00         01/01/01        111,738
   175,000  GLENDALE AZ IMPROVEMENT
            DISTRICT #59                           6.00         01/01/02        179,372
   250,000  MARICOPA COUNTY ARIZONA IDA
            REVENUE                                5.25         11/15/37        213,750
   500,000  MARICOPA COUNTY AZ IDA                 5.00         07/01/16        399,375
   500,000  MARICOPA COUNTY AZ IDA MFHR            5.15         07/01/29        432,285
   750,000  MARICOPA COUNTY AZ IDA MFHR
            WHISPERING PALMS APARTMENTS
            SERIES A                               5.85         07/01/19        731,925
   570,000  MARICOPA COUNTY AZ IDA
            MULTIFAMILY HOUSING REVENUE
            GNMA COLLATERALIZED                    5.50         12/20/37        503,789
   250,000  MARICOPA COUNTY AZ IDA
            MULTIFAMILY HOUSING REVENUE
            MBIA INSURED                           5.30         07/01/28        224,993
   500,000  MARICOPA COUNTY AZ IDA REVENUE
            SUN HEALTHCARE                         5.30         04/01/29        398,280
   500,000  MARICOPA COUNTY AZ USD PHOENIX
            ELEMENTARY MBIA INSURED                6.00         07/01/08        527,594
 1,000,000  MESA AZ GO FGIC INSURED                6.50         07/01/09      1,093,750
   500,000  MESA AZ IDA DISCOVERY HEALTH
            SYSTEMS SERIES A                       5.63         01/01/29        462,790
   500,000  MOHAVE COUNTY AZ IDA BAPTIST
            HOSPITAL REVENUE MBIA INSURED          5.70         09/01/15        493,725
   750,000  NAVAJO COUNTY AZ PCR SERIES A          5.88         08/15/28        705,938
   750,000  PHOENIX AZ CIVIC IMPROVEMENT
            CORPORATION AMT LIEN                   5.00         07/01/14        680,513
 1,000,000  PHOENIX AZ GO SERIES A                 6.25         07/01/16      1,057,040
   500,000  PHOENIX AZ GO SERIES B                 4.50         07/01/20        400,030
   900,000  PHOENIX AZ IDA HOSPITAL
            REVENUE REFUNDED SERIES B              5.65         12/01/12        892,124
 1,440,000  PIMA COUNTY AZ IDA MFHR
            WILLOWICK APARTMENTS                   5.50         03/01/28      1,306,382
   500,000  PIMA COUNTY AZ IDA SFMR SERIES
            A-1                                    5.20         05/01/31        426,925
   550,000  TEMPE AZ GO SERIES A                   4.00         07/01/18        418,000
   500,000  TUCSON AZ STREET & HIGHWAY
            REVENUE SERIES C FGIC INSURED          7.00         07/01/11        573,680
   500,000  TUCSON AZ STREET & HIGHWAY
            REVENUE SERIES C FGIC INSURED          7.00         07/01/12        575,304
   500,000  YAVAPAI COUNTY AZ IDA REVENUE          5.45         06/01/33        435,000

                                                                             15,519,748
                                                                            -----------
GUAM - 3.88%
   700,000  GUAM HOUSING SINGLE FAMILY
            MORTGAGE BACKED SERIES A               5.75         09/01/31        655,648
                                                                            -----------

                                                                             16,175,396
TOTAL MUNICIPAL BONDS (COST $17,416,596)
                                                                            -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   ARIZONA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                               VALUE
SHORT-TERM INSTRUMENTS - 2.83%
   478,535  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET TRUST FUND+X+                      $   478,535
                                                            -----------

                                                                478,535
TOTAL SHORT-TERM INSTRUMENTS
(COST $478,535)
                                                            -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $17,895,131) (NOTES 1 AND 3)          98.65% $16,653,931
OTHER ASSETS AND LIABILITIES, NET            1.35      227,168
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $16,881,099
                                          -------  -----------

+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $     30,995
GROSS UNREALIZED DEPRECIATION                         (1,272,195)
                                                    ------------
NET UNREALIZED DEPRECIATION                         $ (1,241,200)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Development            21%
Money Market            3%
Transportation         10%
Single Family Housing   7%
School District         3%
Pollution               4%
Multifamily Housing     8%
General Obligation     23%
Higher Education        3%
Medical                18%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA MUNICIPAL BONDS - 97.45%
$1,100,000  ABAG FINANCE AUTHORITY FOR
            NONPROFIT CORPORATION                  5.00%       07/01/07   $ 1,065,625
 1,105,000  ABAG FINANCE AUTHORITY FOR
            NONPROFIT CORPORATION                  5.00        07/01/08     1,059,418
 1,000,000  CALIFORNIA STATE AMT VETERANS
            BONDS SERIES B                         4.95        12/01/07       987,790
 1,250,000  CALIFORNIA STATE PUBLIC WORKS
            BOARD LEASE REVENUE                    5.25        11/01/08     1,259,763
 2,060,000  CALIFORNIA STATEWIDE COMMUNITY
            DEVELOPMENT AUTHORITY REVENUE
            CONNIE LEE INSURED                     5.25        07/01/05     2,097,698
 1,000,000  CENTRAL VALLEY FINANCE
            AUTHORITY REVENUE MBIA INSURED         5.25        07/01/10     1,005,960
 2,000,000  CONTRA COSTA COUNTY CA COP
            MBIA INSURED                           5.25        11/01/10     2,002,500
 1,000,000  FOOTHILL/EASTERN CORRIDOR
            AGENCY CALIFORNIA TOLL ROAD
            REVENUE MBIA INSURED                   5.00        01/15/06     1,007,530
 1,000,000  FOOTHILL/EASTERN CORRIDOR
            AGENCY TOLL ROAD REVENUE               4.38        01/15/07       965,000
   685,000  FOSTER CITY CA PFA COMMUNITY
            DEVELOPMENT PROJECT                    5.40        09/01/01       693,377
 1,000,000  INDUSTRY CA URBAN DEVELOPMENT
            AGENCY FSA INSURED                     4.70        05/01/04     1,001,010
 1,000,000  LOS ANGELES CA AIRPORT REVENUE
            SERIES A FGIC INSURED                  6.00        05/15/05     1,057,500
 2,000,000  LOS ANGELES CA DW&P                    6.10        02/01/09     2,078,020
 1,460,000  LOS ANGELES CA DW&P                    9.00        10/15/03     1,675,905
 2,500,000  LOS ANGELES CA HARBOR
            DEPARTMENT REVENUE AMT SERIES
            B                                      5.00        08/01/02     2,519,700
 1,300,000  LOS ANGELES CA WASTE WATER
            SYSTEM REVENUE SERIES A MBIA
            INSURED                                8.50        06/01/03     1,454,570
 1,000,000  LOS ANGELES CA WASTE WATER
            SYSTEM REVENUE SERIES D FGIC
            INSURED                                8.70        11/01/03     1,139,100
   500,000  MORGAN HILL CA RDFA TAX
            ALLOCATION OJO DE AGUA
            COMMUNITY DEVELOPMENT PROJECT          5.60        03/01/00       503,095
 2,000,000  NORTHERN CALIFORNIA POWER
            AGENCY FACILITIES REVENUE
            SERIES A MBIA INSURED                  6.54        08/01/25     2,125,000
 2,500,000  RANCHO CA WATER DISTRICT
            FINANCING AUTHORITY REVENUE            4.70        08/15/21     2,495,400
   300,000  SACRAMENTO CA LIGHT RAIL
            TRANSPORTATION PROJECT                 6.30        07/01/00       303,363
   735,000  SACRAMENTO CA WORKERS
            COMPENSATION PROGRAM                   5.75        06/01/03       742,865
   500,000  SAN DIEGO CA TRANSPORTATION
            AUTHORITY COP BUS ACQUISTION
            PROJECT                                6.60        12/01/01       509,565
 1,090,000  SAN FRANCISCO CA CITY & COUNTY
            INTERNATIONAL AIRPORT REVENUE
            MBIA INSURED                           8.00        05/01/05     1,238,044
 1,150,000  SAN FRANCISCO CA CITY & COUNTY
            INTERNATIONAL REVENUE AMT MBIA
            INSURED                                8.00        05/01/05     1,306,193
   500,000  SANTA MONICA CA WASTEWATER
            ENTERPRISE REVENUE HYPERION
            PROJECT                               12.00        01/01/01       537,185
 1,000,000  SOLANO COUNTY CA COP PUBLIC
            BUILDING PROJECT                       5.88        10/01/05     1,020,000
 2,000,000  SOUTHERN CALIFORNIA RAPID
            TRANSIT DISTRICT CERTIFICATES
            PARTICIPATION MBIA INSURED             7.50        07/01/05     2,103,440
 1,100,000  SOUTHERN CALIFORNIA STATE
            PUBLIC POWER AUTHORITY                 6.75        07/01/00     1,114,432
 2,000,000  SOUTHERN CALIFORNIA STATE
            PUBLIC POWER AUTHORITY PROJECT         6.88        07/01/03     2,059,560
 1,000,000  UNIVERSITY OF CALIFORNIA
            RESEARCH FACILITY SERIES B             6.50        09/01/03     1,055,270
                                                                           40,183,878
TOTAL CALIFORNIA MUNICIPAL BONDS
(COST $40,670,723)
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                             VALUE
SHORT-TERM INSTRUMENTS - 1.13%
   467,119  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST FUND+X+    $   467,119
                                                                          -----------
                                                                              467,119
TOTAL SHORT-TERM INSTRUMENTS (COST
$467,119)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $41,137,842)* (NOTES 1 AND 3)         98.58% $40,650,997
OTHER ASSETS AND LIABILITIES, NET            1.42      586,623
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $41,237,620
                                          -------  -----------

+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:


GROSS UNREALIZED APPRECIATION                       $  258,055
GROSS UNREALIZED DEPRECIATION                         (744,900)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $ (486,845)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Utilities           14%
Airport              9%
Development          5%
Education            2%
Transportation      18%
Facilities           6%
General Obligation   8%
Higher Education     3%
Power               25%
Medical             10%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA MUNICIPAL BONDS - 98.51%
$2,000,000  ABAG FINANCE AUTHORITY FOR
            NONPROFIT CORP CA STANFORD
            UNIVERSITY HOSPITAL                    5.50%        11/01/13    $  2,073,320
 1,000,000  ABAG FINANCIAL AUTHORITY FOR
            NONPROFIT CORPORATION                  5.38         02/15/19         871,250
 1,000,000  ABAG FINANCING AUTHORITY FOR
            NONPROFIT CORPORATIONS COP             5.13         07/01/13         913,750
 7,500,000  ALAMEDA CORRIDOR
            TRANSPORTATION AUTHORITY
            REVENUE SERIES A                       5.00         10/01/29       6,375,000
 2,000,000  ALAMEDA COUNTY CA COP MEDICAL
            CENTER PROJECT                         5.00         06/01/23       1,722,880
 1,265,000  ALTA LOMA CA SCHOOL DISTRICT
            CAPITAL APPRECIATION SERIES A
            (ZERO COUPON)                          6.05{::}     08/01/16         471,035
 2,450,000  ALTA LOMA CA SCHOOL DISTRICT
            CAPITAL APPRECIATION SERIES A
            (ZERO COUPON)                          6.27{::}     08/01/20         687,666
 2,500,000  ANAHEIM CA PFA TAX ALLOCATION
            REVENUE REDEVELOPMENT PROJECT
            SERIES A MBIA INSURED                  5.25         02/01/18       2,312,400
 3,620,000  ANTIOCH CA PFA WATER REVENUE
            WATER TREATMENT PLANT PROJECT
            MBIA INSURED                           5.63         07/01/14       3,620,398
 1,330,000  ARCADIA CA USD CAPITAL
            APPRECIATION SERIES A MBIA
            INSURED (ZERO COUPON)                  5.30{::}     09/01/06         950,804
 1,000,000  BELLEVUE CA USD COP MBIA
            INSURED (ZERO COUPON)                  5.66{::}     09/01/19         815,360
 2,545,000  BONITA CA USD COP MBIA INSURED         5.63         05/01/10       2,604,757
 1,000,000  BREA CA PFA LEASE REVENUE MBIA
            INSURED                                4.75         07/01/18         852,270
 1,485,000  BREA CA PFA WATER REVENUE FGIC
            INSURED                                4.75         07/01/18       1,265,621
 1,300,000  BURBANK GLENDALE PASADENA
            AIRPORT AUTHORITY CA AIRPORT
            REVENUE AMBAC INSURED                  6.40         06/01/10       1,346,358
 1,250,000  CABRILLO CA COMMUNITY COLLEGE
            DISTRICT SERIES A FSA INSURED          4.75         08/01/23       1,025,350
 7,500,000  CALIFORNIA EDUCATIONAL
            FACILITIES                             4.50         10/01/27       5,812,500
   110,000  CALIFORNIA EDUCATIONAL
            FACILITIES AUTHORITY LOYOLA
            MARYMOUNT UNIVERSITY
            PREREFUNDED                            6.00         10/01/14         112,906
   240,000  CALIFORNIA EDUCATIONAL
            FACILITIES AUTHORITY LOYOLA
            MARYMOUNT UNIVERSITY
            UNREFUNDED                             6.00         10/01/14         240,994
 2,035,000  CALIFORNIA EDUCATIONAL
            FACILITIES AUTHORITY REVENUE A
            COLLEGE CHIROPRACTIC                   5.60         11/01/17       1,856,612
 2,895,000  CALIFORNIA EDUCATIONAL
            FACILITIES AUTHORITY REVENUE
            CLAREMONT UNIVERSITY CENTER
            SERIES A                               5.00         03/01/17       2,532,951
 1,000,000  CALIFORNIA EDUCATIONAL
            FACILITIES AUTHORITY REVENUE
            REFUNDED UNIVERSITY OF SAN
            DIEGO AMBAC INSURED                    4.75         10/01/15         882,740
 1,000,000  CALIFORNIA EDUCATIONAL
            FACILITIES AUTHORITY REVENUE
            SANTA CLARA UNIVERSITY                 5.00         09/01/23         865,240
 3,500,000  CALIFORNIA HFFA REVENUE SUTTER
            HEALTH SERIES A                        5.00         08/15/37       2,903,600
 2,750,000  CALIFORNIA HFFA REVENUE SUTTER
            HEALTH SERIES C                        5.13         08/15/22       2,419,808
 1,000,000  CALIFORNIA HOUSING FINANCE
            AGENCY SFMR SERIES A                   4.80         08/01/12         909,070
 4,535,000  CALIFORNIA RURAL HOME MORTGAGE
            FINANCING AUTHORITY                    6.35         12/01/29       4,547,562
 5,000,000  CALIFORNIA STATE DWR CENTRAL
            VALLEY PROJECT REVENUE SERIES
            J                                      6.00         12/01/07       5,350,400
 1,830,000  CALIFORNIA STATE DWR CENTRAL
            VALLEY PROJECT REVENUE SERIES
            L                                      5.75         12/01/13       1,849,563
 3,235,000  CALIFORNIA STATE DWR CENTRAL
            VALLEY PROJECT SERIES O                4.75         12/01/17       2,781,097
   820,000  CALIFORNIA STATE EDFA REVENUE
            CHAPMAN COLLEGE REFUNDING
            PENDING                                7.30         01/01/02         853,103
 1,000,000  CALIFORNIA STATE EDFA REVENUE
            CLAREMONT COLLEGES POOLED
            FACILITIES                             6.38         05/01/22       1,057,720
    50,000  CALIFORNIA STATE EDFA REVENUE
            POMONA COLLEGE                         6.13         02/15/08          52,196
 1,000,000  CALIFORNIA STATE EDFA REVENUE
            POMONA COLLEGE GO                      5.60         12/01/14         992,500
 5,000,000  CALIFORNIA STATE GO                    4.50         12/01/21       3,993,750
 4,000,000  CALIFORNIA STATE GO                    5.00         02/01/20       3,518,920
 2,000,000  CALIFORNIA STATE GO                    5.00         08/01/24       1,725,960
 1,910,000  CALIFORNIA STATE GO EAGLES II
            SERIES 6 (ZERO COUPON)                 5.47{::}     04/01/10       1,097,887
 3,000,000  CALIFORNIA STATE GO MBIA
            INSURED                                6.00         10/01/10       3,201,750
 1,000,000  CALIFORNIA STATE GO UNLIMITED          4.75         09/01/11         948,810
   480,000  CALIFORNIA STATE HFA HOME
            MORTGAGE REVENUE AMT SERIES D
            MULTIPLE CREDIT ENHANCEMENTS           7.75         08/01/10         491,443
 1,380,000  CALIFORNIA STATE HFA HOME
            MORTGAGE REVENUE SERIES A
            MULTIPLE CREDIT ENHANCEMENTS           7.35         08/01/11       1,421,980
   355,000  CALIFORNIA STATE HFA HOME
            MORTGAGE REVENUE SERIES B
            MULTIPLE CREDIT ENHANCEMENTS           7.25         08/01/10         364,542
   140,000  CALIFORNIA STATE HFA INSURED
            HOUSING REVENUE AMT SERIES C
            MBIA INSURED                           7.00         08/01/23         143,618

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA MUNICIPAL BONDS (continued)
$  500,000  CALIFORNIA STATE HFA
            MULTI-UNIT HOME RENTAL
            MORTGAGE REVENUE SERIES B-II           6.70%        08/01/15    $    523,495
   500,000  CALIFORNIA STATE HFA
            MULTI-UNIT HOMERENTAL MORTGAGE
            REVENUE SERIES C-II AMT                6.85         08/01/15         517,775
 2,825,000  CALIFORNIA STATE HFA
            MULTI-UNIT RENTAL HOUSING
            REVENUE SERIES A AMT                   5.50         08/01/15       2,651,630
 1,000,000  CALIFORNIA STATE HFFA GOULD
            MEDICAL FOUNDATION ESCROWED TO
            MATURITY                               7.25         04/01/10       1,026,630
 1,250,000  CALIFORNIA STATE HFFA GOULD
            MEDICAL FOUNDATION ESCROWED TO
            MATURITY                               7.30         04/01/20       1,283,275
 2,000,000  CALIFORNIA STATE HFFA REVENUE
            CATHOLIC HEALTHCARE WEST AMBAC
            INSURED                                5.75         07/01/15       2,002,300
 1,000,000  CALIFORNIA STATE HFFA REVENUE
            INSURED VALLEYCARE HEALTH
            FACILITIES STATE INSURED               6.50         05/01/05       1,048,220
 1,500,000  CALIFORNIA STATE HFFA REVENUE
            KAISER PERMANENTE SERIES A             6.25         03/01/21       1,465,290
 2,000,000  CALIFORNIA STATE HFFA REVENUE
            SCRIPPS MEMORIAL HOSPITAL MBIA
            INSURED                                6.40         10/01/12       2,111,920
 2,000,000  CALIFORNIA STATE HFFA REVENUE
            SCRIPPS RESEARCH INSTITUTE             6.63         07/01/14       2,094,460
 1,750,000  CALIFORNIA STATE HFFA REVENUE
            SMALL INSURED HEALTH
            FACILITIES SERIES A                    6.75         03/01/20       1,791,405
 3,500,000  CALIFORNIA STATE HFFA SAN
            DIEGO HOSPITAL ASSOCIATION
            MBIA INSURED                           6.20         08/01/12       3,672,095
 1,795,000  CALIFORNIA STATE HFFA SCRIPPS
            MEMORIAL HOSPITAL SERIES A
            MBIA INSURED                           6.25         10/01/13       1,866,531
 1,000,000  CALIFORNIA STATE MARITIME
            INFRASTRUCTURE AUTHORITY
            REVENUE PORT OF SAN DIEGO
            PROJECT AMBAC INSURED                  5.25         11/01/15         937,290
 1,445,000  CALIFORNIA STATE PCFA PACIFIC
            GAS & ELECTRIC COMPANY AMT
            SERIES A                               6.63         06/01/09       1,510,762
 2,500,000  CALIFORNIA STATE PCFA PACIFIC
            GAS & ELECTRIC COMPANY AMT
            SERIES B                               6.35         06/01/09       2,628,525
 1,000,000  CALIFORNIA STATE PCFA SAN
            DIEGO GAS & ELECTRIC COMPANY
            AMT                                    6.80         06/01/15       1,105,030
 1,000,000  CALIFORNIA STATE PUBLIC WORKS
            BOARD LEASE REVENUE COMMUNITY
            COLLEGES                               6.63         09/01/07       1,053,690
 1,000,000  CALIFORNIA STATE PUBLIC WORKS
            BOARD LEASE REVENUE DEPARTMENT
            OF CORRECTIONS AMBAC INSURED           5.25         01/01/21         905,460
 3,000,000  CALIFORNIA STATE PUBLIC WORKS
            BOARD LEASE REVENUE DEPARTMENT
            OF CORRECTIONS AMBAC INSURED           6.40         11/01/10       3,269,580
 2,000,000  CALIFORNIA STATE PUBLIC WORKS
            BOARD LEASE REVENUE DEPARTMENT
            OF CORRECTIONS SERIES A AMBAC
            INSURED                                5.50         01/01/15       1,965,440
 5,000,000  CALIFORNIA STATE UNIVERSITIES
            & COLLEGES REVENUE HSG SYSTEM
            FGIC INSURED                           5.80         11/01/17       4,999,500
   165,000  CALIFORNIA STATE UNREFUNDED
            BALANCE                                5.75         03/01/15         165,644
 1,500,000  CALIFORNIA STATEWIDE CDA LEASE
            REVENUE OAKLAND CONVENTION
            CENTERS PROJECT AMBAC INSURED          5.50         10/01/14       1,491,990
 2,750,000  CALIFORNIA STATEWIDE CDA LEASE
            REVENUE OAKLAND CONVENTION
            CENTERS PROJECT AMBAC INSURED          6.00         10/01/10       2,881,093
 5,000,000  CALIFORNIA STATEWIDE CDA
            REVENUE                                5.00         08/01/18       4,422,800
   500,000  CALIFORNIA STATEWIDE CDA
            REVENUE COP HEALTH FACILITIES
            BARTON MEMORIAL HOSPITAL LOC -
            BANQUE NATIONALE DE PARIS              6.40         12/01/05         518,460
 3,310,000  CALIFORNIA STATEWIDE CDA
            REVENUE COP HOSPITAL CEDARS
            SINAI MEDICAL CENTER                   6.50         08/01/12       3,495,327
 1,500,000  CALIFORNIA STATEWIDE CDA
            REVENUE COP SUTTER HEALTH
            OBLIGATED GROUP AMBAC INSURED          6.00         08/15/09       1,565,580
 1,935,000  CALIFORNIA STATEWIDE CDA WATER
            REVENUE SERIES A                       6.00         07/01/10       1,989,025
 6,890,000  CALIFORNIA STATEWIDE COMMUNITY
            DEVELOPMENT AUTHORITY CATHOLIC
            HEALTHCARE WEST COP                    6.50         07/01/20       6,581,397
 6,000,000  CALIFORNIA STATEWIDE COMMUNITY
            DEVELOPMENT COP                        5.38         04/01/17       5,080,800
   200,000  CAPITOL AREA DEVELOPMENT
            AUTHORITY SACRAMENTO CA LEASE
            REVENUE SERIES A MBIA INSURED          6.50         04/01/12         211,240
 3,840,000  CATHEDRAL CITY CA PFA
            REVENUETAX ALLOCATION
            REDEVELOPMENT PROJECTS SERIES
            A MBIA INSURED                         5.25         08/01/13       3,765,658
 1,800,000  CHINO BASIN CA REGIONAL
            FINANCIAL AUTHORITY REVENUE
            MUNICIPAL WATER DISTRICT SEWER
            SYSTEMS PROJECT AMBAC INSURED          6.00         08/01/16       1,828,890
 7,500,000  CHINO CA ELECTRIC WATER
            FACILITY AUTHORITY
            CERTIFICATES SERIES A                  5.20         10/01/15       7,096,200
   400,000  CHULA VISTA CA COP TOWN CENTRE
            II PACKAGE PROJECT RDA                 6.00         09/01/07         412,012
   735,000  CHULA VISTA CA COP TOWN CENTRE
            II PACKAGE PROJECT RDA                 6.00         09/01/08         753,471

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA MUNICIPAL BONDS (continued)
$  820,000  CHULA VISTA CA COP TOWN CENTRE
            II PACKAGE PROJECT RDA                 6.00%        09/01/10    $    834,219
   570,000  CHULA VISTA CA COP TOWN CENTRE
            II PACKAGE PROJECT RDA                 6.00         09/01/11         577,404
 2,000,000  COACHELLA CA WATER REVENUE COP
            FSA INSURED                            6.10         03/01/22       2,009,680
 2,500,000  COLTON CA PFA TAX ALLOCATION
            SERIES A MBIA INSURED                  5.00         08/01/18       2,224,225
   270,000  CONTRA COSTA COUNTY CA HOME
            MORTGAGE REVENUE AMT ESCROWED
            TO MATURITY                            7.75         05/01/22         325,061
 2,755,000  CONTRA COSTA COUNTY CA
            TRANSPORTATION AUTHORITY SALES
            TAX REVENUE SERIES A ESCROWED
            TO MATURITY                            6.50         03/01/09       2,872,088
 4,000,000  CONTRA COSTA COUNTY CA
            TRANSPORTATION AUTHORITY SALES
            TAX REVENUE SERIES A FGIC
            INSURED                                5.50         03/01/08       4,084,640
 3,655,000  CONTRA COSTA COUNTY CA WATER
            DISTRICT REVENUE SERIES G MBIA
            INSURED                                5.75         10/01/14       3,691,550
 1,045,000  CONTRA COSTA COUNTY CALIFORNIA
            PFA LEASE REVENUE REFUNDED
            VARIOUS CAPITAL FACILITY
            SERIES A MBIA INSURED                  5.13         08/01/17         964,389
 4,000,000  CORONA CA COMMUNITY FACILITY
            DISTRICT MBIA INSURED                  4.70         09/01/20       3,313,320
 1,505,000  CORONA CA PFA WATER REVENUE
            FGIC INSURED                           4.75         09/01/18       1,281,492
 1,075,000  COTATI CA FACILITIES FINANCING
            AUTHORITY TAX ALLOCATION
            SERIES A                               5.60         09/01/12       1,059,208
 1,250,000  CUCAMONGA COUNTY CA WATER
            DISTRICT COP REFINANCING
            FACILITIES FGIC INSURED                6.30         09/01/12       1,303,938
 1,000,000  CUPERTINO CA COP SERIES B              6.25         07/01/10       1,044,680
 1,355,000  DUARTE CA COP CITY OF HOPE
            NATIONAL MEDICAL CENTER                6.13         04/01/13       1,439,796
 2,000,000  DUARTE CA COP SERIES A                 5.25         04/01/19       1,652,400
 4,000,000  DUARTE CA COP SERIES A                 5.25         04/01/24       3,210,840
 4,000,000  DUARTE CA REDEVELOPMENT AGENCY
            TAX ALLOCATION (ZERO COUPON)           6.92{::}     12/01/16       1,290,000
 1,500,000  EAST BAY CA MUD WASTEWATER
            TREATMENT SYSTEM REVENUE AMBAC
            INSURED                                6.00         06/01/09       1,566,420
 7,480,000  EAST BAY CA MUD WASTEWATER
            TREATMENT SYSTEM REVENUE FGIC
            INSURED                                5.00         06/01/16       6,783,388
 3,300,000  EAST PALO ALTO CA
            REDEVELOPMENT AGENCY
            UNIVERSITY CIRCLE GATEWAY              6.63         10/01/29       3,246,969
 2,000,000  EAST STOCKTON CALIFORNIA WATER
            DISTRICT COP SERIES A AMBAC
            INSURED                                4.75         04/01/17       1,715,620
 2,785,000  ELK GROVE CA USD SPECIAL TAX
            MBIA INSURED (ZERO COUPON)             6.17{::}     12/01/15       1,074,063
 5,000,000  ELSINORE VALLEY CA MUNICIPAL
            WATER DISTRICT COP SERIES A
            FGIC INSURED                           5.75         07/01/19       4,918,900
 1,000,000  ELSINORE VALLEY CA MUNICIPAL
            WATER DISTRICT COP SERIES A
            FGIC INSURED                           6.00         07/01/12       1,062,090
 1,215,000  EMERYVILLE CA PFA LEASE
            REVENUE SERIES A                       5.00         05/01/18       1,081,909
   500,000  EMERYVILLE CA PFA REVENUE              5.75         09/02/14         475,095
 1,750,000  EMERYVILLE CA PFA REVENUE              5.90         09/02/21       1,570,433
 2,455,000  EMERYVILLE CA PFA REVENUE              6.35         05/01/10       2,537,758
 2,475,000  EMERYVILLE CA PFA REVENUE MBIA
            INSURED                                5.00         09/01/19       2,188,271
 1,725,000  ESCONDIDO CA PFA LEASE REVENUE
            CENTER FOR THE ARTS AMBAC
            INSURED                                5.80         09/01/09       1,801,797
 2,000,000  ESCONDIDO CA PFA LEASE REVENUE
            CENTER FOR THE ARTS AMBAC
            INSURED                                6.00         09/01/18       2,018,080
 2,000,000  ESCONDIDO CA PFA LEASE REVENUE
            ESCONDIDO CIVIC CENTER PROJECT
            SERIES B AMBAC INSURED                 6.13         09/01/11       2,102,080
 4,330,000  ESCONDIDO CA USD SERIES A FGIC
            INSURED                                5.13         09/01/15       4,051,624
 1,000,000  FOLSOM CORDOVA CA USD COP 1998
            FSA INSURED                            5.13         03/01/18         908,870
 1,285,000  FONTANA CA RDA TAX ALLOCATION
            JURUPA HILLS REDEVELOPMENT
            PROJECT                                5.50         10/01/17       1,164,184
 3,040,000  FONTANA CA RDA TAX ALLOCATION
            JURUPA HILLS REDEVELOPMENT
            PROJECT                                5.50         10/01/27       2,557,400
 1,600,000  FONTANA CA RDA TAX ALLOCATION
            JURUPA HILLS REDEVELOPMENT
            PROJECT                                5.60         10/01/27       1,373,776
 3,000,000  FONTANA CA USD CONVERTIBLE
            SERIES C FGIC INSURED                  6.15         05/01/20       3,046,980
 1,270,000  FREMONT CA USD ALAMEDA COUNTY
            SERIES E FGIC INSURED                  5.90         09/01/15       1,359,764
 1,000,000  FRESNO CA COP STREET
            IMPROVEMENT PROJECT                    6.63         12/01/11       1,051,630
 2,000,000  FRESNO CA JOINT POWERS
            FINANCING AUTHORITY STREET
            LIGHT ACQUISITION PROJECT
            SERIES A                               5.50         08/01/12       1,983,080
 2,000,000  FRESNO CA USD SERIES A MBIA
            INSURED                                5.70         08/01/15       1,979,100
 3,000,000  FRESNO CA WATER SYSTEM REVENUE
            FGIC INSURED                           6.00         06/01/16       3,181,560

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA MUNICIPAL BONDS (continued)
$1,250,000  FRESNO COUNTY CA SOLID WASTE
            REVENUE AMERICAN AVENUE
            LANDFILL PROJECT MBIA INSURED          5.75%        05/15/14    $  1,267,800
 1,000,000  GLENDALE CA RDFA TAX
            ALLOCATION REVENUE AMBAC
            INSURED                                5.50         12/01/11       1,011,250
 1,000,000  GLENDALE CA USD SERIES A               5.75         09/01/17         995,370
 2,500,000  HAWAIIAN GARDENS CA
            REDEVELOPMENT AGENCY                   6.00         12/01/13       2,466,575
 1,650,000  HAYWARD CA COP CIVIC CENTER
            PROJECT MBIA INSURED                   5.50         08/01/17       1,597,299
   575,000  HUNTINGTON BEACH CA PFA
            REVENUE BOND                           6.55         08/01/01         584,637
 2,800,000  HUNTINGTON BEACH CA PFA
            REVENUE BOND                           7.00         08/01/10       2,914,884
 1,000,000  INDIAN WELLS CA RDFA TAX
            ALLOCATION WHITEWATER PROJECT
            MBIA INSURED                           6.00         12/01/14       1,031,190
   500,000  INDUSTRY CA URBAN DEVELOPMENT
            AGENCY                                 6.70         11/01/03         523,550
 1,280,000  INDUSTRY CA URBAN DEVELOPMENT
            AGENCY                                 6.85         11/01/04       1,342,899
 1,555,000  INGLEWOOD CA REDEVELOPMENT
            AGENCY TAX ALLOCATION SERIES A
            AMBAC INSURED                          5.25         05/01/17       1,473,254
 1,350,000  JACKSON CA COP WATER SYSTEM
            ACQUISITION PROJECT                    6.80         09/01/23       1,425,087
   270,000  JAMUL-DULZURA CA USD                   6.40         08/01/16         282,093
 2,000,000  JURUPA CA COMMUNITY SERVICES
            SPECIAL TAX                            4.75         09/01/18       1,702,500
 2,000,000  KERN CA HIGH SCHOOL DISTRICT
            MBIA INSURED                           5.60         08/01/12       2,041,500
 1,240,000  LA HABRA CA COP SERIES B               4.80         09/01/19       1,050,168
 1,185,000  LA VERNE CA COP CAPITAL
            IMPROVEMENTS PROJECTS                  5.70         06/01/15       1,121,804
 3,000,000  LONG BEACH CA FINANCE
            AUTHORITY REVENUE                      6.00         11/01/08       3,207,900
 1,000,000  LONG BEACH CA FINANCE
            AUTHORITY REVENUE AMBAC
            INSURED                                6.00         11/01/17       1,035,370
 1,000,000  LONG BEACH CA WATER REVENUE            6.13         05/01/19       1,070,620
 2,900,000  LOS ANGELES CA AIRPORT REVENUE
            SERIES A FGIC INSURED                  5.50         05/15/08       2,983,375
 1,000,000  LOS ANGELES CA COMMUNITY
            COLLEGE DISTRICT COP SERIES A
            FGIC INSURED                           6.00         08/15/08       1,044,220
 4,695,000  LOS ANGELES CA DW&P ELECTRIC
            PLANT REVENUE                          5.70         09/01/11       4,802,516
   200,000  LOS ANGELES CA DW&P ELECTRIC
            PLANT REVENUE                          6.38         02/01/20         206,708
 2,000,000  LOS ANGELES CA DW&P ELECTRIC
            PLANT REVENUE SECOND ISSUE             5.75         08/15/11       2,041,960
 3,000,000  LOS ANGELES CA DW&P WATERWORKS
            REVENUE                                5.70         04/15/09       3,082,560
 4,745,000  LOS ANGELES CA HARBOR
            DEPARTMENT REVENUE                     5.38         11/01/15       4,508,082
 2,775,000  LOS ANGELES CA HARBOR REVENUE
            SERIES B AMT                           6.50         08/01/13       2,920,993
   340,000  LOS ANGELES CA MUNICIPAL
            IMPROVEMENT CORP LEASE REVENUE
            CENTRAL LIBRARY PROJECT SERIES
            A                                      6.30         06/01/16         352,893
    60,000  LOS ANGELES CA SFMR SERIES A
            AMT MULTIPLE CREDIT
            ENHANCEMENTS                           7.55         12/01/23          61,390
 2,000,000  LOS ANGELES CA USD COP DR.
            FRANCISCO BRAVO MEDICAL
            HOSPITAL                               6.60         06/01/05       2,107,560
 2,800,000  LOS ANGELES CA USD COP
            MULTIPLE PROPERTIES PROJECT
            SERIES A FSA INSURED                   5.40         10/01/09       2,860,844
 2,200,000  LOS ANGELES CA USD COP
            MULTIPLE PROPERTIES PROJECT
            SERIES A FSA INSURED                   5.50         10/01/10       2,249,148
 1,950,000  LOS ANGELES CA USD COP
            MULTIPLE PROPERTIES PROJECT
            SERIES A FSA INSURED                   5.50         10/01/16       1,899,495
 5,000,000  LOS ANGELES CA USD SERIES A            5.00         07/01/21       4,410,800
 2,675,000  LOS ANGELES CA USD SERIES A            6.00         07/01/13       2,826,646
 1,000,000  LOS ANGELES CA WASTEWATER
            SYSTEM                                 4.75         06/01/18         852,500
 1,300,000  LOS ANGELES CA WASTEWATER
            SYSTEM REVENUE SERIES A MBIA
            INSURED                                5.70         06/01/13       1,313,949
 2,465,000  LOS ANGELES CALIF HBR
            DEPARTMENT REV                         5.38         11/01/23       2,215,912
 1,975,000  LOS ANGELES COUNTY CA
            METROPOLITAN TRANSPORTATION
            AUTHORITY SALES TAX REVENUE
            SERIES A                               5.50         07/01/13       1,961,373
 1,000,000  LOS ANGELES COUNTY CA
            METROPOLITAN TRANSPORTATION
            AUTHORITY SALES TAX REVENUE
            SERIES B                               4.75         07/01/19         842,500
 4,370,000  LOS ANGELES COUNTY CA
            METROPOLITAN TRANSPORTATION
            AUTHORITY SALES TAX REVENUE
            SERIES C                               4.75         07/01/16       3,805,877
 1,160,000  LOS ANGELES COUNTY CA
            REGIONALIZED BUSINESS SERVICES
            COP (ZERO COUPON)                      6.31{::}     08/01/26         222,302

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA MUNICIPAL BONDS (continued)
$  480,000  LOS ANGELES COUNTY CA
            TRANSPORTATION COMMISSION
            SALES TAX REVENUE SERIES B
            FGIC INSURED                           6.50%        07/01/15    $    499,406
 1,370,000  MADERA CA RDFA TAX ALLOCATION
            REVENUE FGIC INSURED                   5.75         09/01/11       1,404,688
 1,000,000  MANTECA CA FINANCING AUTHORITY
            TAX ALLOCATION REVENUE MBIA
            INSURED                                5.05         10/01/18         898,860
 1,000,000  MARIN CA EMERGENCY RADIO
            AUTHORITY                              4.75         08/15/18         851,690
 2,235,000  MERCED CA USD SERIES A (ZERO
            COUPON)                                6.12{::}     08/01/18         729,392
   805,000  MERCED COUNTY CA COP REVENUE           6.00         10/01/12         846,892
 1,000,000  METROPOLITAN WATER DISTRICT
            SOUTHERN CA WATER WORKS
            REVENUE                                5.75         07/01/13       1,013,280
 2,000,000  METROPOLITAN WATER DISTRICT
            SOUTHERN CA WATER WORKS
            REVENUE MBIA INSURED                   5.75         07/01/15       2,008,340
 2,000,000  MID PENINSULA CA REGIONAL OPEN
            SPACE DISTRICT PROMISSORY
            NOTES                                  7.00         09/01/14       2,140,420
 2,370,000  MID PENINSULA REGULATION OPEN
            SPACE DISTRICT (ZERO COUPON)           6.22{::}     09/01/17         803,477
 2,490,000  MID PENINSULA REGULATION OPEN
            SPACE DISTRICT (ZERO COUPON)           6.27{::}     09/01/18         786,790
 1,000,000  MODESTO CA IRRIGATION DISTRICT
            FINANCING AUTHORITY REVENUE
            REFUNDED DOMESTIC WATER
            PROJECT SERIES D AMBAC INSURED         5.00         09/01/16         906,020
 2,780,000  MODESTO CA PFA LEASE REVENUE
            AMBAC INSURED                          5.00         09/01/16       2,518,736
 3,545,000  MONROVIA CA REDEVELOPMENT
            AGENCY TAX ALLOCATION PROJECT
            AREA 1B AMBAC INSURED                  5.13         05/01/17       3,255,515
 2,835,000  MOUNTAIN VIEW CA SHORELINE
            REGIONAL PARK COMMUNITY TAX
            ALLOCATION MBIA INSURED                5.50         08/01/13       2,842,853
 1,260,000  MOUNTAIN VIEW LOS ALTOS CA USD
            SERIES D (ZERO COUPON)                 6.17{::}     08/01/19         383,455
 1,230,000  NATIONAL CITY CA CDA TAX
            ALLOCATION DOWNTOWN
            REDEVELOPMENT PROJECT SERIES B
            AMT AMBAC INSURED                      6.63         08/01/12       1,310,060
   720,000  NATOMAS CA USD SERIES A MBIA
            INSURED                                5.75         09/01/12         735,400
 2,200,000  NEVADA COUNTY CA SOLID WASTE
            REVENUE                                6.50         10/01/06       2,313,520
 1,000,000  NORTH CITY WEST CA SCHOOL
            FACILITY AUTHORITY SPECIAL TAX
            REFUNDED SERIES B FSA INSURED          5.75         09/01/15       1,005,000
 9,250,000  NORTHERN CALIFORNIA POWER
            AGENCY MULTIPLE CAPITAL
            FACILITIES REVENUE SERIES A            5.00         08/01/25       7,918,185
   570,000  NORTHERN CALIFORNIA POWER
            AGENCY MULTIPLE CAPITAL
            FACILITIES REVENUE SERIES A
            MBIA INSURED                           6.50         08/01/12         603,533
 7,000,000  NORTHERN CALIFORNIA
            TRANSMISSION REVENUE PROJECT A
            MBIA INSURED                           5.50         05/01/14       6,942,740
 1,000,000  NUVIEW CA USD COP                      7.25         02/01/16       1,028,730
 1,465,000  OAKLAND CA FGIC INSURED                6.00         06/15/12       1,528,713
 1,500,000  ONTARIO CA RDFA REVENUE
            PROJECT ONE MBIA INSURED               6.00         08/01/15       1,570,230
   800,000  ORANGE COUNTY CA LOCAL
            TRANSPORTATION AUTHORITY SALES
            TAX REVENUE FIRST SERIES
            MEASURE M                              6.00         02/15/09         852,704
 4,400,000  ORANGE COUNTY CA LOCAL
            TRANSPORTATION AUTHORITY SALES
            TAX REVENUE MBIA INSURED               6.00         02/15/08       4,684,680
 1,000,000  ORANGE COUNTY CA WATER
            DISTRICT SERIES A                      5.50         08/15/10       1,015,070
 1,250,000  PALM DESERT CA FINANCING
            AUTHORITY TAX ALLOCATION MBIA
            INSURED                                5.00         10/01/16       1,132,163
 1,000,000  PALM SPRINGS CA COP REFUNDED
            MULTIPLE CAPITAL FACILITIES
            PROJECT AMBAC INSURED                  5.75         04/01/17         995,400
 1,000,000  PALMDALE CA WATER DISTRICT
            REVENUE COP FGIC INSURED               5.00         10/01/18         889,100
   165,000  PARLIER CA REDEVELOPMENT
            AGENCY TAX ALLOCATION                  6.95         08/01/23         168,525
 1,075,000  PARLIER CA REDEVELOPMENT
            AGENCY TAX ALLOCATION SERIES A         6.95         08/01/23       1,156,065
 5,000,000  PICO RIVERA CA WATER SYSTEMS
            PROJECT SERIES A                       5.50         05/01/29       4,715,950
 1,795,000  PINOLE CA REDEVELOPMENT AGENCY
            TAX ALLOCATION REFUNDED                5.00         08/01/17       1,611,982
 2,200,000  PLACER COUNTY CA COP JUVENILE
            DETENTION FACILITY MBIA
            INSURED                                5.00         07/01/18       1,957,978
 3,000,000  POMONA CA PFA REVENUE WATER
            FACILITIES PROJECT SERIES A            5.00         05/01/29       2,551,500
 1,000,000  PORT OF OAKLAND CA SPECIAL
            FACILITIES REVENUE MITSUI OSK
            LINES LIMITED SERIES A AMT LOC
            -INDUSTRIAL BANK OF JAPAN LTD          6.70         01/01/07       1,036,660
 3,380,000  PORT OF OAKLAND CA SPECIAL
            FACILITIES REVENUE MITSUI OSK
            LINES LIMITED SERIES A AMT LOC
            -INDUSTRIAL BANK OF JAPAN LTD          6.80         01/01/19       3,515,944
 1,325,000  REDDING CA JOINT POWERS
            FINANCING AUTHORITY WASTEWATER
            REVENUE SERIES A FGIC INSURED          6.00         12/01/11       1,388,825

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA MUNICIPAL BONDS (continued)
$1,100,000  RICHMOND CA JOINT POWERS
            FINANCING AUTHORITY LEASE AND
            GAS TAX REVENUE SERIES A               5.25%        05/15/13    $  1,046,749
 2,000,000  RICHMOND CA REDEVELOPMENT
            AGENCY HARBOUR PROJECT SERIES
            A                                      4.75         07/01/23       1,641,200
 1,500,000  RIVERSIDE CA ASSET LEASING
            REVENUE HOSPITAL PROJECT
            SERIES B                               5.00         06/01/19       1,320,000
 2,975,000  RIVERSIDE CA REDEVELOPMENT
            AGENCY TAX ALLOCATION CASA
            BLANCA SERIES A                        4.75         08/01/21       2,467,941
 1,000,000  RIVERSIDE CA REDEVELOPMENT
            AGENCY TAX CASA BLANCA PROJECT
            SERIES A                               4.75         08/01/17         861,170
 5,750,000  RIVERSIDE COUNTY CA ASSET
            LEASING CORP REVENUE RIVERSIDE
            COUNTY HOSPITAL PROJECT A              6.38         06/01/09       5,980,000
 2,710,000  RIVERSIDE COUNTY CA PFA TAX
            ALLOCATION REDEVELOPMENT
            PROJECTS SERIES A                      5.50         10/01/22       2,380,925
   170,000  RIVERSIDE COUNTY CA SFMR
            PROJECT A AMT GNMA
            COLLATERALIZED                         6.85         10/01/16         176,098
 1,335,000  ROSEVILLE CA JOINT USD CAPITAL
            APPRECIATION SERIES A (ZERO
            COUPON)                                5.25{::}     08/01/06         949,198
   800,000  SACRAMENTO CA AIRPORT REVENUE
            SERIES A FGIC INSURED-                 6.00         07/01/12         823,304
 1,200,000  SACRAMENTO CA AIRPORT REVENUE
            SERIES A FGIC INSURED.                 6.00         07/01/12       1,248,360
 1,000,000  SACRAMENTO CA AREA FLOOD
            CONTROL AUTHORITY SPECIAL
            ASSESSMENT FGIC INSURED                5.38         10/01/15         969,220
     5,000  SACRAMENTO CA FINANCING
            AUTHORITY REVENUE PREREFUNDED          6.70         11/01/11           5,237
 1,000,000  SACRAMENTO CA LIGHT RAIL
            TRANSPORTATION PROJECT                 6.00         07/01/12       1,019,480
 1,900,000  SACRAMENTO CA LIGHT RAIL
            TRANSPORTATION PROJECT                 6.75         07/01/07       1,983,125
 2,500,000  SACRAMENTO CA MUD ELECTRIC
            REVENUE MBIA INSURED                   6.25         08/15/10       2,706,600
 2,400,000  SACRAMENTO CA MUD ELECTRIC
            REVENUE SERIES E MBIA-IBC
            INSURED                                5.70         05/15/12       2,448,960
    50,000  SACRAMENTO CA MUD ELECTRIC
            REVENUE SERIES Z FGIC INSURED          6.45         07/01/10          52,170
   300,000  SACRAMENTO CA MUD SERIES C
            FGIC INSURED                           5.75         11/15/08         308,625
   115,000  SACRAMENTO CA REDEVELOPMENT
            AGENCY TAX ALLOCATION MBIA
            INSURED                                6.50         11/01/13         118,910
 2,000,000  SACRAMENTO COUNTY CA MAIN
            DETENTION FACILITY MBIA
            INSURED                                5.75         06/01/15       2,005,660
   380,000  SAN BERNARDINO COUNTY CA WEST
            VALLEY DETENTION CENTER MBIA
            INSURED                                6.50         11/01/12         403,685
   200,000  SAN BERNARDINO COUNTY CA
            TRANSPORTATION AUTHORITY SALES
            TAX REVENUE FGIC INSURED               6.00         03/01/10         209,592
 4,000,000  SAN BUENAVENTURA CA COP AMBAC
            INSURED                                6.00         01/01/12       4,180,000
 2,095,000  SAN DIEGO CA COP DOWNTOWN
            COURTHOUSE                             4.50         05/01/23       1,656,077
 2,700,000  SAN DIEGO CA MFHR SERIES A             5.45         08//1940       2,393,766
 1,000,000  SAN DIEGO CA PFA                       4.75         05/15/17         862,080
 7,000,000  SAN DIEGO CA PFA SEWER REVENUE
            FGIC INSURED                           5.00         05/15/15       6,426,420
 1,000,000  SAN DIEGO CA REDEVELOPMENT
            AGENCY                                 4.75         09/01/24         815,620
 2,500,000  SAN DIEGO CA USD SERIES A
            (ZERO COUPON)                          6.08{::}     07/01/16         943,750
 3,200,000  SAN DIEGO COUNTY CA COP
            BURNHAM INSTITUTE                      6.25         09/01/29       3,042,720
 4,500,000  SAN DIEGO COUNTY CA REGIONAL
            TRANSPORTATION COMMUNITY SALES
            TAX REVENUE SERIES A ESCROWED
            TO MATURITY                            6.00         04/01/08       4,644,675
 3,950,000  SAN ELIJO JOINT POWERS
            AUTHORITY SAN DIEGO COUNTY CA
            WATER PCR FACILITY FGIC
            INSURED                                5.38         03/01/13       3,920,849
 2,250,000  SAN FRANCISCO CA BART SALES
            TAX REVENUE FGIC INSURED               5.50         07/01/15       2,210,355
 3,750,000  SAN JOAQUIN COUNTY CA GENERAL
            HOSPITAL PROJECT COP                   5.00         09/01/17       3,366,488
 6,000,000  SAN JOAQUIN HILLS CA
            TRANSPORTATION CORRIDOR AGENCY
            TOLL ROAD (ZERO COUPON)                5.01{::}     01/15/05       4,675,560
 4,000,000  SAN JOAQUIN HILLS CA
            TRANSPORTATION CORRIDOR AGENCY
            TOLL ROAD                              7.55         01/01/10       4,060,000
13,080,000  SAN JOSE CA RDA TAX ALLOCATION
            MERGED AREA REDEVELOPMENT
            PROJECT                                4.75         08/01/30      10,402,132
 7,500,000  SAN JOSE CA RDA TAX ALLOCATION
            MERGED AREA REDEVELOPMENT
            PROJECT                                4.75         08/01/23       6,152,100
 2,000,000  SAN MATEO COUNTY CA JOINT
            POWERS AUTHORITY LEASE                 4.75         07/15/18       1,704,180
 1,500,000  SAN MATEO COUNTY CA JOINT
            POWERS SERIES A FSA INSURED            5.00         07/15/18       1,334,790
 4,010,000  SANTA CLARA CA RDFA TAX
            ALLOCATION BAYSHORE NORTH
            PROJECT AMBAC INSURED                  5.75         07/01/14       4,030,130
 2,305,000  SANTA CRUZ COUNTY CA MFHR GNMA
            NORTHGATE APARTMENTS SERIES A          5.50         07//1940       2,048,454
 3,000,000  SANTA FE SPRINGS CA COMMUNITY
            DEVELOPMENT COMMON TAX
            ALLOCATION SERIES A MBIA
            INSURED                                5.00         09/01/17       2,693,190
 1,575,000  SANTA FE SPRINGS CA COMMUNITY
            DEVELOPMENT COMMON TAX
            ALLOCATION SERIES A MBIA
            INSURED                                5.13         09/01/16       1,458,749

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA MUNICIPAL BONDS (continued)
$1,195,000  SANTA ROSA CA HIGH SCHOOL
            DISTRICT FGIC INSURED                  5.90%        05/01/13    $  1,229,559
 3,450,000  SANTA ROSA CA WASTEWATER
            TREATMENT PLANT FGIC INSURED           4.75         09/01/16       3,001,776
 1,000,000  SHASTA CA JOINT POWERS
            FINANCING AUTHORITY LEASE
            REVENUE COURTHOUSE IMPROVEMENT
            PROJECT MBIA INSURED                   5.00         06/01/18         890,220
 1,000,000  SONOMA VALLEY CA USD FSA
            INSURED                                6.00         07/15/21       1,003,530
 5,720,000  SOUTH COUNTY CA REGIONAL
            WASTEWATER AUTHORITY REVENUE
            CAPITAL IMPROVEMENT FGIC
            INSURED                                5.75         08/01/10       5,871,923
 1,100,000  SOUTH COUNTY CA REGL
            WASTEWATER                             4.75         08/01/18         937,068
 1,000,000  SOUTHERN CA PUBLIC POWER
            PROJECT REVENUE                        6.75         07/01/11       1,110,480
   490,000  SOUTHERN CALIFORNIA STATE SFMR
            SERIES A AMT GNMA
            COLLATERALIZED                         7.63         10/01/22         499,815
   265,000  SOUTHERN CALIFORNIA STATE SFMR
            SERIES A AMT GNMA
            COLLATERALIZED                         7.63         10/01/23         272,539
   510,000  SOUTHERN CALIFORNIA STATE SFMR
            SERIES A AMT GNMA/FNMA
            COLLATERALIZED                         6.75         09/01/22         517,502
   465,000  SOUTHERN CALIFORNIA STATE SFMR
            SERIES A AMT GNMA/FNMA
            COLLATERALIZED                         7.35         09/01/24         476,732
 2,000,000  STANISLAUS COUNTY CA CAPITAL
            IMPROVEMENT PROGRAM SERIES A
            MBIA INSURED                           5.25         05/01/14       1,934,740
 1,600,000  STANISLAUS COUNTY CA COP
            CAPITAL IMPROVEMENT PROJECT
            AMBAC INSURED                          5.25         05/01/18       1,470,560
    20,000  STOCKTON CA SFMR GOVERNMENT
            AGENCY COLLATERALIZED                  7.50         02/01/23          21,348
 5,690,000  SULPHUR SPRINGS CA USD SERIES
            A MBIA INSURED (ZERO COUPON)           5.64{::}     09/01/13       2,637,600
 1,465,000  SUNNYVALE CA ELEMENTARY SCHOOL
            DISTRICT SERIES A                      5.70         09/01/20       1,393,083
 1,000,000  SUNNYVALE CA FINANCING
            AUTHORITY UTILITIES REVENUE
            SOLID WASTE MATERIALS SERIES B
            AMT MBIA INSURED                       6.00         10/01/08       1,038,680
 1,000,000  TEMECULA CA COMMUNITY SERVICES
            RECREATIONAL CENTER PROJECT            7.13         10/01/12       1,061,860
 1,000,000  TEMECULA VALLEY CA USD SERIES
            D FGIC INSURED                         6.00         09/01/14       1,025,560
 1,640,000  TEMPLE CITY CA USD SERIES A
            FGIC INSURED                           5.10         08/01/19       1,469,210
 1,000,000  THREE VALLEYS CA MUNICIPAL
            WATER DISTRICT REVENUE COP
            FGIC INSURED                           5.25         11/01/10       1,003,150
 1,000,000  TORRANCE CA COP AMBAC INSURED          5.50         04/01/11       1,016,780
 1,900,000  TORRANCE CA COP AMBAC INSURED          5.50         04/01/12       1,920,786
 2,705,000  TORRANCE CA COP AMBAC INSURED          5.75         04/01/16       2,705,189
 2,250,000  TWENTYNINE PALMS CA WATER
            DISTRICT COP                           7.00         08/01/17       2,320,470
 1,000,000  UNION CITY CA COMMUNITY RDFA
            TAX ALLOCATION REVENUE
            COMMUNITY REDEVELOPMENT
            PROJECT AMBAC INSURED                  5.65         10/01/14       1,004,000
 1,645,000  UNIVERSITY OF CALIFORNIA
            REVENUE HOUSING SYSTEM SERIES
            A AMBAC INSURED                        5.50         11/01/11       1,663,210
 3,400,000  UNIVERSITY OF CALIFORNIA
            REVENUE MULTIPLE PURPOSE
            PROJECT C AMBAC INSURED                5.25         09/01/11       3,395,512
 1,000,000  UNIVERSITY OF CALIFORNIA
            REVENUE MULTIPLE PURPOSE
            PROJECTS AMBAC INSURED                 4.75         09/01/15         883,130
 3,200,000  UNIVERSITY OF CALIFORNIA
            REVENUE SEISMIC SAFETY PROJECT
            MBIA INSURED                           5.50         11/01/10       3,249,856
   990,000  UPLAND CA HFA REVENUE ISSUE A          7.85         07/01/20         997,019
 1,000,000  UPLAND CA REDEVELOPMENT AGENCY
            TAX ALLOCATION                         4.85         09/01/23         832,290
 1,000,000  VACAVILLE CA PFA TAX
            ALLOCATION REDEVELOPMENT
            PROJECT MBIA INSURED                   6.35         09/01/22       1,023,620
 3,275,000  VALLEJO CA REVENUE WATER
            IMPROVEMENT PROJECT FSA
            INSURED                                5.70         05/01/16       3,260,263
 2,000,000  VENTURA CA COP PUBLIC
            FACILITIES                             5.75         12/01/06       2,083,660
 2,000,000  VENTURA CA COP PUBLIC
            FACILITIES CORPORATION IV              5.75         12/01/07       2,076,380
 1,305,000  VISTA CA COMMUNITY
            REDEVELOPMENT PROJECT AREA B
            TAX ALLOCATION                         5.10         09/01/18       1,180,647
 1,135,000  WALNUT VALLEY CA USD SERIES C
            FGIC INSURED                           5.75         08/01/15       1,138,348
 1,125,000  WEST HOLLYWOOD CA COP MBIA
            INSURED                                5.10         02/01/17       1,030,928
 1,740,000  WESTLAND CALIFORNIA WATER
            DISTRICT                               4.88         03/01/21       1,471,640
 1,200,000  WESTMINSTER CA RDFA AMT                6.50         08/01/10       1,216,188
 1,000,000  WHITTIER CA EDUCATIONAL
            FACILITIES REVENUE WHITTIER
            COLLEGE CONNIE LEE INSURED             5.40         12/01/18         944,350
 1,000,000  YOLO COUNTY CA HFA MORTGAGE
            REVENUE AMT FHA COLLATERALIZED         7.20         08/01/33       1,052,440
 1,040,000  YOLO COUNTY CA LIBRARY SPECIAL
            TAX COMMUNITY FACILITIES               6.25         12/01/22       1,049,537

                                                                             576,276,398
TOTAL CALIFORNIA MUNICIPAL BONDS
(COST $583,679,173)
                                                                            ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                                VALUE
SHORT-TERM INSTRUMENTS - 0.24%
 1,406,904  WELLS FARGO CALIFORNIA
            TAX-FREE MONEY MARKET TRUST
            FUND+X+                                                         $  1,406,904
                                                                            ------------

                                                                               1,406,904
TOTAL SHORT-TERM INSTRUMENTS (COST
$1,406,904)
                                                                            ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $585,086,077)* (NOTES 1 AND 3)        98.75% $577,683,302
OTHER ASSETS AND LIABILITIES, NET            1.25     7,331,961
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $585,015,263
                                          -------  ------------

{::} YIELD TO MATURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $13,386,340
GROSS UNREALIZED DEPRECIATION                       (20,789,115)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $(7,402,775)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Education               1%
Airport                 1%
Facilities              8%
Development            16%
General Obligation     10%
Finance                 4%
Higher Education        5%
Water                  12%
Medical                 8%
Utilities               8%
Multifamily Housing     2%
Power                   3%
Transportation         10%
Single Family Housing   2%
Pollution               1%
School District         9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 94.77%
COLORADO - 93.82%
$   505,000  ADAMS COUNTY CO SFMR
             SERIES A2                              8.70%       06/01/12   $   536,845
  1,490,000  ARAPAHOE COUNTY CO CAPITAL
             IMPROVEMENTS & TRANSPORTATION
             HIGHWAY REVENUE SERIES E470
             MBIA INSURED REMARKETED
             8/31/95                                6.15        08/31/26     1,489,851
  1,250,000  ARAPAHOE COUNTY CO UTILITIES
             REVENUE WATER & WASTEWATER
             AUTHORITY REVENUE                      6.25        12/01/20     1,197,938
    500,000  ASPEN VALLEY HOSPITAL DISTRICT
             CO HOSPITAL REVENUE                    6.80        10/15/24       493,040
    300,000  AURORA CO HOUSING AUTHORITY
             FINANCE CORPORATION MFHR
             MOUNTAINVIEW PLACE FHA INSURED         7.13        09/01/22       311,661
  1,120,000  BLACKHAWK CO BUSINESS
             IMPROVEMENTS DISTRICT SPECIAL
             ASSESSMENT REVENUE
             SERIES # 97 1                          6.00        12/01/09     1,125,533
  1,000,000  BLACKHAWK CO BUSINESS
             IMPROVEMENTS DISTRICT SPECIAL
             ASSESSMENT REVENUE
             SERIES # 98 1                          7.00        12/01/11     1,007,820
    140,000  BLACKHAWK CO DEVICE TAX
             REVENUE                                5.60        12/01/04       140,853
    145,000  BLACKHAWK CO DEVICE TAX
             REVENUE                                5.70        12/01/05       145,989
  1,080,000  BOULDER CO STORM WATER & FLOOD
             MANAGEMENT REVENUE
             REFUNDING & IMPROVEMENTS               5.10        12/01/18       967,291
    100,000  BOULDER COUNTY CO MFHR THISTLE
             COMMUNITY HOUSING                      6.00        06/01/11        94,393
  1,000,000  BOULDER COUNTY CO MFHR THISTLE
             COMMUNITY HOUSING                      6.38        06/01/29       913,210
    500,000  CENTENNIAL 25 METROPOLITAN
             DISTRICT CO GO ARAPAHOE COUNTY         6.38        12/01/16       510,945
  3,750,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             ALEXANDER DAWSON SCHOOL                5.30        02/15/29     3,213,338
    500,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             CHARTER SCHOOL CORE KNOWLEDGE
             PROJECT                                7.00        11/01/29       502,150
    600,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             CHARTER SCHOOL RENAISSANCE
             SCHOOL PROJECT                         6.75        06/01/29       585,882
    415,000  COLORADO HEALTH FACILITIES
             AUTHORITY REVENUE NATIONAL
             JEWISH MEDICAL & RESEARCH
             CENTER                                 5.00        01/01/08       389,137
  1,250,000  COLORADO HEALTH FACILITIES
             AUTHORITY REVENUE NATIONAL
             JEWISH MEDICAL & RESEARCH
             CENTER                                 5.38        01/01/28     1,072,588
    530,000  COLORADO HFFA REVENUE PARKVIEW
             MEDICAL CENTER INCORPORATED
             PROJECT                                5.00        09/01/11       469,251
  1,000,000  COLORADO HFFA REVENUE SISTERS
             OF CHARITY LEAVENWORTH MBIA
             INSURED                                5.00        12/01/25       837,170
  1,250,000  COLORADO HFFA REVENUE SISTERS
             OF CHARITY SERIES A AMBAC
             INSURED                                6.25        05/15/11     1,352,588
  2,500,000  COLORADO HFFA REVENUE
             STEAMBOAT SPRINGS HEALTH
             PROJECT                                5.70        09/15/23     2,078,699
  6,500,000  COLORADO HFA SERIES 120                5.17        04/01/11     6,602,700
    240,000  COLORADO HFA SFMR SERIES B2            7.50        12/01/16       252,091
  4,460,000  COLORADO HFA SFMR SERIES B2            7.45        11/01/27     4,852,256
  1,755,000  COLORADO HFA SFMR SERIES C2            7.45        06/01/17     1,861,072
    610,000  COLORADO HFA SFMR SERIES D1
             REMARKETED 7/15/94                     8.00        12/01/24       646,191
  1,160,000  COLORADO HFA SFMR SERIES D2            7.10        06/01/14     1,223,069
  1,065,000  COLORADO HFA SFMR SERIES D2
             REMARKETED 11/15/94                    8.13        06/01/25     1,115,886
  1,385,000  COLORADO SCHOOL OF MINES
             AUXILIARY FACILITIES REVENUE
             CAPITAL
             APPRECIATION-ENTERPRISE MBIA
             INSURED (ZERO COUPON)                  5.31{::}     12/01/20      376,138
  1,250,000  COLORADO SPRINGS CO UTILITIES
             REVENUE SERIES A                       5.38        11/15/26     1,129,375
  1,000,000  COLORADO SPRINGS CO UTILITIES
             REVENUE REFERENDUM SYSTEM
             SERIES A                               5.25        11/15/22       896,970
    700,000  COLORADO STUDENT OBLIGATION
             BOARD AUTHORITY STUDENT LOAN
             REVENUE SERIES SUB-I-B
             GUARANTEED BY STUDENT LOANS            5.70        12/01/06       718,886
  2,000,000  COLORADO WATER RESOURCES &
             POWER DEVELOPMENT AUTHORITY
             CLEAN WATER REVENUE SERIES B           5.00        09/01/19     1,751,880
  1,810,000  COLORADO WATER RESOURCES &
             POWER DEVELOPMENT AUTHORITY
             DRINKING WATER REVENUE
             SERIES A                               4.88        09/01/17     1,572,112

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
COLORADO (continued)
$ 1,000,000  COLORADO WATER RESOURCES &
             POWER DEVELOPMENT AUTHORITY
             DRINKING WATER REVENUE
             SERIES A                               5.00%       09/01/19   $   884,310
 20,000,000  DAWSON RIDGE METROPOLITAN
             DISTRICT NO.1 CO GO SERIES B
             ESCROWED TO MATURITY
             (ZERO COUPON)                          6.10{::}     10/01/22    4,330,400
  5,500,000  DENVER CO CITY & COUNTY
             AIRPORT REVENUE SERIES A               5.00        11/15/25     4,532,220
  1,500,000  DENVER CO CITY & COUNTY
             AIRPORT REVENUE SERIES A MBIA
             INSURED                                5.50        11/15/25     1,369,005
  3,000,000  DENVER CO CITY & COUNTY
             REVENUE HELEN G. BONFILS
             FOUNDATION PROJECT SERIES B            5.13        12/01/17     2,714,640
  1,500,000  DENVER CO CITY & COUNTY SCHOOL
             DISTRICT #1 GO FGIC INSURED            5.25        12/01/17     1,391,400
  1,500,000  DENVER CO CITY & COUNTY SCHOOL
             DISTRICT #1 GO SERIES A                6.50        06/01/10     1,650,165
  1,000,000  DENVER CO GATEWAY CENTER
             METROPOLITIAN DISTRICT UTGO            6.40        12/01/18       961,500
    300,000  DENVER CO HEALTH & HOSPITAL
             REVENUE SERIES A                       5.20        12/01/12       264,735
  2,000,000  DENVER CO HEALTH & HOSPITAL
             REVENUE SERIES A                       5.38        12/01/18     1,653,720
    390,000  DENVER WEST METROPOLITAN
             DISTRICT CO GO SERIES B                5.60        12/01/12       379,919
  1,475,000  DOUGLAS COUNTY CO MFHR FHA
             PARKER HILLTOP PROJECT FHA
             INSURED                                5.35        08/01/18     1,343,769
  2,500,000  EL PASO COUNTY CO GO SCHOOL
             DISTRICT #11 COLORADO SPRINGS          7.10        12/01/17     2,859,000
  1,165,000  GREEN VALLEY CO METROPOLITAN
             DISTRICT UTGO AMBAC INSURED            5.75        12/01/19     1,136,632
  1,000,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #2 UTGO
             FSA INSURED                            6.50        06/15/11     1,102,030
  1,100,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #2 UTGO
             FSA INSURED                            6.50        06/15/12     1,210,748
    250,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #3
             GENERAL OBLIGATION ACA INSURED         5.00        12/01/09       238,345
    350,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #4 UTGO
             SERIES A                               6.10        12/01/11       351,351
    800,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #4 UTGO
             SERIES A                               6.30        12/01/17       800,584
  1,000,000  JEFFERSON COUNTY CO SCHOOL
             DISTRICT #R001 UTGO MBIA
             INSURED                                6.50        12/15/11     1,100,580
  1,000,000  JEFFERSON COUNTY CO SCHOOL
             DISTRICT #R001 UTGO SERIES A
             FGIC INSURED                           5.00        12/15/17       889,950
    500,000  LA JUNTA CO HOSPITAL CO
             REVENUE ARK VALLEY REGIONAL
             MEDICAL CENTER PROJECT                 6.00        04/01/19       441,025
    500,000  LA JUNTA CO HOSPITAL CO
             REVENUE ARK VALLEY REGIONAL
             MEDICAL CENTER PROJECT                 6.10        04/01/24       439,145
  1,990,000  LARIMER COUNTY CO SFM REVENUE
             CAPITAL ACCUMULATOR A
             REMARKETED 2/15/94 ESCROWED TO
             MATURITY (ZERO COUPON)                 5.50{::}     08/01/15      781,354
  2,500,000  METEX METROPOLITAN DISTRICT CO
             GO SERIES A                            5.80        12/01/16     2,499,850
  1,210,000  MONTROSE COUNTY CO COP
             SERIES A                               6.40        12/01/12     1,268,153
    955,000  NORTHERN METROPOLITAN DISTRICT
             CO REVENUE ADAMS COUNTY                6.50        12/01/16       951,247
    325,000  PUEBLO CO COP PUBLIC
             PARKING-LEASE PURCHASE &
             SUBLEASE                               6.90        07/01/15       345,823
  1,500,000  SAN MIGUEL COUNTY CO HOUSING
             AUTHORITY MFHR TELLURIDE
             VILLAGE APARTMENTS PROJECT             6.40        07/01/23     1,551,975
    600,000  SUMMIT COUNTY CO SPORTS
             FACILITIES REVENUE KEYSTONE
             RESORTS MANAGEMENT PROJECT
             GUARANTEED BY RALSTON PURINA
             CORPORATION                            7.38        09/01/10       661,998

                                                                            82,540,371
                                                                           -----------
PUERTO RICO - 0.95%
  1,000,000  PUERTO RICO PUBLIC FINANCE
             CORPORATION COMMONWEALTH
             APPROPRIATION SERIES A                 5.00        06/01/26       837,050
                                                                           -----------

                                                                            83,377,421
TOTAL MUNICIPAL BONDS (COST $86,210,595)
                                                                           -----------

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                             VALUE
SHORT-TERM INSTRUMENTS - 5.99%
$ 5,273,120  WELLS FARGO NATIONAL TAX-FREE
             MONEY MARKET FUND+X+                                          $ 5,273,120
                                                                           -----------

                                                                             5,273,120
TOTAL SHORT-TERM INSTRUMENTS (COST
$5,273,120)
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,483,715)*                        100.76% $88,650,541
OTHER ASSETS AND LIABILITIES, NET           (0.76)    (669,379)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $87,981,162
                                          -------  -----------

{::} YIELD TO MATURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND.
     THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $    542,728
GROSS UNREALIZED DEPRECIATION         (3,375,902)
                                    ------------
NET UNREALIZED DEPRECIATION         $ (2,833,174)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Medical                     11%
Housing                     25%
Utilities                    9%
Tax-Free Money Market Fund   6%
General Obligation          13%
Transportation               2%
Facilities                  13%
Airport                      6%
Student Loan                 1%
Education                   14%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS - 94.40%
MINNESOTA - 92.50%
$  500,000  ALEXANDRIA MN INDEPENDENT
            SCHOOL DISTRICT #206 GO BONDS
            SERIES A CROSSOVER REFUNDING           6.00%       02/01/04   $    517,315
   250,000  ALEXANDRIA MN INDEPENDENT
            SCHOOL DISTRICT #206 GO BONDS
            SERIES A CROSSOVER REFUNDING           6.15        02/01/06        259,720
   250,000  ALEXANDRIA MN INDEPENDENT
            SCHOOL DISTRICT #206 GO BONDS
            SERIES A CROSSOVER REFUNDING           6.20        02/01/07        260,075
 2,365,000  ANOKA COUNTY MN RESOURCE
            RECOVERY REVENUE NORTHERN
            STATE POWER COMPANY PROJECT            5.00        12/01/06      2,346,104
   110,000  BECKER MN PCR NORTHERN STATES
            POWER COMPANY PROJECT                  7.25        12/01/05        110,216
 1,500,000  BEMIDJI MN HOSPITAL FACILITIES
            FIRST MORTGAGE REVENUE NORTH
            COUNTRY HEALTH SERVICES
            PROJECT SERIES 1991 A GOLDMAN
            SACHS & COMPANY LOC
            PREREFUNDED 9/1/01 @ 102               7.00        09/01/11      1,582,815
   160,000  BLAINE MN INDUSTRIAL
            DEVELOPMENT REVENUE BALL
            CORPORATION PROJECT ESCROWED
            TO MATURITY USG                        7.13        12/01/04        175,232
 3,000,000  BLOOMINGTON MN INDEPENDENT
            SCHOOL DISTRICT #271 SERIES B
            SCHOOL DISTRICT CREDIT PROGRAM
            SUPPORT                                5.00        02/01/16      2,724,750
 1,000,000  BLOOMINGTON MN PORT AUTHORITY
            SPECIAL TAX REVENUE MALL OF
            AMERICA PROJECT SERIES A FSA
            INSURED                                5.00        02/01/13        938,650
 3,000,000  BLOOMINGTON MN PORT AUTHORITY
            SPECIAL TAX REVENUE MALL OF
            AMERICA PROJECT SERIES A FSA
            INSURED                                5.35        02/01/13      3,025,080
 2,000,000  BLOOMINGTON MN PORT AUTHORITY
            TAX REVENUE MALL OF AMERICA
            PROJECT SERIES A FSA INSURED           5.25        02/01/03      2,033,620
 1,385,000  BLOOMINGTON MN PORT AUTHORITY
            TAX REVENUE MALL OF AMERICA
            PROJECT SERIES A FSA INSURED           5.45        02/01/09      1,396,246
   290,000  BLOOMINGTON MN TAX INCREMENT
            GO PREREFUNDED 2/1/05 @ 100            9.75        02/01/08        352,489
 2,195,000  BRECKENRIDGE MN HFFA REVENUE
            CATHOLIC HEALTH CORPORATION
            MBIA INSURED                           5.00        11/15/05      2,204,856
   640,000  CENTENNIAL MN INDEPENDENT
            SCHOOL DISTRICT #12 GO
            SERIES A FSA INSURED
            PREREFUNDED 2/1/00 @ 100               7.15        02/01/10        641,606
   440,000  CHASKA MN ECONOMIC DEVELOPMENT
            AUTHORITY SCHOOL FACILITIES
            LEASE GO INDEPENDENT SCHOOL
            DISTRICT #112 SERIES A                 5.13        12/01/09        423,302
   450,000  CHASKA MN ECONOMIC DEVELOPMENT
            AUTHORITY SCHOOL FACILITIES
            LEASE GO INDEPENDENT SCHOOL
            DISTRICT #112 SERIES A                 5.13        12/01/10        428,494
   520,000  CHASKA MN ECONOMIC DEVELOPMENT
            AUTHORITY SCHOOL FACILITIES
            LEASE REVENUE                          5.30        12/01/13        486,606
 1,000,000  CHASKA MN GO TAX INCREMENT
            AMBAC INSURED                          4.15        12/01/09        887,890
 1,250,000  CHASKA MN INDEPENDENT SCHOOL
            DISTRICT #112 GO SERIES B
            CROSSOVER REFUNDING 2/1/00             5.75        02/01/07      1,299,187
 1,000,000  CHASKA MN INDEPENDENT SCHOOL
            DISTRICT #112 GO SERIES B
            CROSSOVER REFUNDING 2/1/00             5.75        02/01/09      1,039,350
   255,000  COON RAPIDS MN GO SPECIAL
            ASSESSMENT SERIES B                    5.80        02/01/04        262,341
   455,000  COON RAPIDS MN SFMR                    6.15        09/01/09        455,937
 1,000,000  CUYUNA RANGE HOSPITAL DISTRICT
            MN HEALTH FACILITIES GROSS
            REVENUE SERIES A                       5.75        06/01/14        899,740
 2,325,000  DAKOTA COUNTY MN GO SERIES B
            AMBAC INSURED                          6.00        02/01/02      2,328,697
   400,000  DAKOTA COUNTY MN GO SERIES B
            AMBAC INSURED                          6.20        02/01/04        400,700
 1,190,000  DETROIT LAKES MN HFFA REVENUE
            BENEDICTINE HEALTH SYSTEMS ST
            MARY SERIES SERIES G CONNIE
            LEE INSURED                            6.00        02/15/12      1,252,285
   635,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE
            BENEDICTINE HEALTH SYSTEM ST
            MARY SERIES A MBIA INSURED             5.55        02/15/04        650,202
   690,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE
            BENEDICTINE HEALTH SYSTEM
            HEALTH SYSTEM ST MARY
            SERIES A MBIA INSURED                  5.65        02/15/05        709,844
   465,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE
            BENEDICTINE HEALTH SYSTEM ST
            MARY SERIES A MBIA INSURED             5.75        02/15/06        478,611
   425,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE ST
            LUKE'S HOSPITAL OF DULUTH
            SERIES B CONNIE LEE INSURED            6.10        05/01/00        427,567

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$  450,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE ST
            LUKE'S HOSPITAL OF DULUTH
            SERIES B CONNIE LEE INSURED            6.20%       05/01/01   $    459,526
   500,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE ST
            LUKE'S HOSPITAL OF DULUTH
            SERIES B CONNIE LEE INSURED            6.45        05/01/05        524,275
   500,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA ST LUKE'S
            HOSPITAL OF DULUTH SERIES B
            CONNIE LEE INSURED                     6.40        05/01/18        514,690
   205,000  DULUTH MN GO COLLATERALIZED BY
            USG PREREFUNDED 8/1/00 @ 100           6.10        08/01/02        207,435
   210,000  DULUTH MN GO COLLATERALIZED BY
            USG PREREFUNDED 8/1/00 @ 100           6.20        08/01/03        212,614
   215,000  DULUTH MN GO COLLATERALIZED BY
            USG PREREFUNDED 8/1/00 @ 100           6.30        08/01/04        217,799
   285,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA               6.00        02/01/00        285,325
   300,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA               6.15        02/01/01        303,285
   300,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA               6.30        02/01/02        303,270
   400,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA               6.50        02/01/04        404,348
   425,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA               6.60        02/01/05        429,615
   455,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA               6.70        02/01/06        459,932
   165,000  EDEN PRAIRIE MN HOUSING &
            REDEVELOPMENT AUTHORITY
            LEASING REVENUE COMMUNITY
            CENTER PROJECT SERIES A                6.15        08/01/08        167,652
 1,000,000  FERGUS FALLS MN HFFA REVENUE
            LAKE REGION HOSPITAL
            CORPORATION PROJECT SERIES A           6.50        09/01/18      1,006,130
   700,000  GLENCOE MN HOSPITAL REVENUE            6.63        04/01/11        701,792
   205,000  HASTINGS MN HFFA REVENUE
            REGINA MEDICAL CENTER ACA
            INSURED                                4.80        09/15/10        183,897
   400,000  HASTINGS MN HFFA REVENUE
            REGINA MEDICAL CENTER ACA
            INSURED                                5.25        09/15/18        348,632
   260,000  HENNEPIN COUNTY MN LEASE
            REVENUE COP SERIES A
            PREREFUNDED 11/15/01 @ 100             6.15        05/15/02        267,509
   310,000  HENNEPIN COUNTY MN LEASE
            REVENUE COP SERIES A
            PREREFUNDED 11/15/01 @ 100             6.25        11/15/03        319,505
   135,000  HENNEPIN COUNTY MN LEASE
            REVENUE COP SERIES A
            PREREFUNDED 11/15/01 @ 100             6.45        05/15/05        139,618
   300,000  HENNEPIN COUNTY MN LEASE
            REVENUE COP SERIES A
            PREREFUNDED 11/15/01 @ 100             6.45        11/15/05        310,263
   145,000  HENNEPIN COUNTY MN LEASE
            REVENUE COP SERIES A
            PREREFUNDED 11/15/01 @ 100             6.55        05/15/06        150,217
 1,000,000  HOPKINS MN EDUCATIONAL
            FACILITIES REVENUE BLAKE
            SCHOOL PROJECT                         5.35        09/01/17        934,240
 1,000,000  LAKEVILLE MN INDEPENDENT
            SCHOOL DISTRICT #194 GO
            SERIES A SCHOOL DISTRICT
            CREDIT PROGRAM INSURED                 5.13        02/01/22        888,160
 1,080,000  LINO LAKES MN ECONOMIC
            DEVELOPMENT AUTHORITY LEASING
            REVENUE SERIES A                       5.25        02/01/16        956,329
    50,000  MANKATO MN HOSPITAL FACILITIES
            REVENUE FIRST
            MORTGAGE-IMMANUEL ST JOSEPH'S
            PROJECT SERIES C PREREFUNDED
            8/1/02 @ 102                           6.10        08/01/05         52,569
   315,000  MANKATO MN HFFA REVENUE FIRST
            MORTGAGE-IMMANUEL ST JOSEPH'S
            PROJECT SERIES C PREREFUNDED
            8/1/02 @ 102                           6.10        08/01/05        328,690
   390,000  MANKATO MN HFFA REVENUE FIRST
            MORTGAGE-IMMANUEL ST JOSEPH'S
            PROJECT SERIES C PREREFUNDED
            8/1/02 @ 102                           6.15        08/01/06        406,497
    60,000  MANKATO MN HFFA REVENUE FIRST
            MORTGAGE-IMMANUEL ST JOSEPH'S
            PROJECT SERIES C PREREFUNDED
            8/1/02 @ 102                           6.15        08/01/06         63,155
 1,700,000  MANKATO MN HFFA REVENUE FIRST
            MORTGAGE-IMMANUEL ST JOSEPH'S
            PROJECT SERIES A PREREFUNDED
            8/1/02 @ 102                           6.30        08/01/22      1,796,798
 1,100,000  MANKATO MN INDEPENDENT SCHOOL
            DISTRICT #77 GO BONDS
            SERIES A FSA INSURED CROSSOVER
            REFUNDING 2/1/02 @ 100                 6.35        02/01/13      1,136,740
   300,000  MANKATO MN NURSING HOME
            REVENUE MANKATO LUTHERAN HOME
            PROJECT SERIES A
            COLLATERALIZED BY USG
            PREREFUNDED 10/1/01 @ 102              8.00        10/01/11        321,681
 3,250,000  METROPOLITAN COUNCIL MN GO
            MINNEAPOLIS-ST PAUL
            METROPOLITAN AREA SERIES A             6.00        12/01/02      3,335,410
   550,000  MINNEAPOLIS & ST PAUL MN
            HOUSING & REDEVELOPMENT
            AUTHORITY HEALTH CARE SYSTEM
            HEALTHONE OBLIGATED GROUP
            PROJECT SERIES A MBIA INSURED          7.38        08/15/02        571,741
   805,000  MINNEAPOLIS & ST PAUL MN
            HOUSING & REDEVELOPMENT
            AUTHORITY HEALTH CARE SYSTEM
            MBIA INSURED PREREFUNDED
            8/15/00 @ 102                          7.40        08/15/11        836,942

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$2,075,000  MINNEAPOLIS & ST PAUL MN
            METROPOLITAN AIRPORTS
            COMMUNITY AIRPORT REVENUE
            SERIES A AMBAC INSURED                 5.00%       01/01/19   $  1,830,918
 1,500,000  MINNEAPOLIS & ST PAUL MN
            METROPOLITAN AIRPORTS
            COMMUNITY AIRPORT REVENUE
            SERIES A FGIC INSURED                  5.13        01/01/25      1,298,310
    15,000  MINNEAPOLIS MN COMMUNITY
            DEVELOPMENT AGENCY & ST PAUL
            HOUSING &REDEVELOPMENT
            AUTHORITY REVENUE JOINT
            HOUSING PROGRAM                        9.50        12/01/00         15,022
 5,000,000  MINNEAPOLIS MN COMMUNITY
            DEVELOPMENT AGENCY TAX
            INCREMENT REVENUE CAPITAL
            APPRECIATION MBIA INSURED
            (ZERO COUPON)                          5.00{::}     09/01/04     3,969,000
 2,815,000  MINNEAPOLIS MN GO SALES TAX
            REVENUE                                6.05        04/01/04      2,944,715
 1,750,000  MINNEAPOLIS MN GO SPORTS ARENA
            PROJECT                                5.13        10/01/20      1,567,755
   500,000  MINNEAPOLIS MN HFFA REVENUE
            EBENEZER SOCIETY PROJECT
            SERIES A                               7.20        07/01/23        490,845
   475,000  MINNEAPOLIS MN HFFA REVENUE
            ABBOTT NORTHWESTERN HOSPITAL
            INCORPORATED COLLATERALIZED BY
            USG ESCROWED TO MATURITY               6.50        12/01/06        498,878
    10,000  MINNEAPOLIS MN HFFA REVENUE
            METROPOLITAN MEDICAL CENTER
            COLLATERALIZED BY USG ESCROWED
            TO MATURITY                            8.88        04/01/00         10,117
   450,000  MINNEAPOLIS MN HOSPITAL
            REVENUE MINNEAPOLIS CHILDREN'S
            MEDICAL CENTER PROJECT
            SERIES C COLLATERALIZED BY USG
            PREREFUNDED 6/1/01 @ 102               7.00        12/01/01        473,701
   575,000  MINNEAPOLIS MN HOSPITAL
            REVENUE MINNEAPOLIS CHILDREN'S
            MEDICAL CENTER PROJECT
            SERIES C COLLATERALIZED BY USG
            PREREFUNDED 6/1/01 @ 102               7.10        12/01/02        606,033
 1,225,000  MINNEAPOLIS MN MFHR BONDS
            CHURCHILL PROJECT FHA INSURED          6.95        10/01/05      1,277,222
 1,000,000  MINNEAPOLIS MN SPECIAL SCHOOL
            DISTRICT COP                           5.60        02/01/02      1,001,210
   400,000  MINNEAPOLIS MN SPECIAL SCHOOL
            DISTRICT COP                           5.80        02/01/04        400,548
 1,010,000  MINNEAPOLIS MN SPECIAL SCHOOL
            DISTRICT #1 UNLIMITED GENERAL
            OBLIGATION PREREFUNDED
            2/1/03 @ 100                           5.75        02/01/09      1,039,866
 2,000,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT BOARD
            HEALTH CARE REVENUE FAIRVIEW
            HOSPITAL SERIES A MBIA INSURED         5.50        11/15/17      1,910,100
 1,000,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT BOARD
            HEALTH CARE REVENUE FAIRVIEW
            HOSPITAL SERIES A MBIA INSURED         5.75        11/15/26        955,230
 3,250,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT REVENUE
            BENEDICTINE HEALTH SERIES A
            MBIA INSURED                           5.00        02/15/19      2,842,807
 1,000,000  MINNESOTA HEFA COLLEGE OF ST
            BENEDICT SERIES 4T                     5.13        03/01/13        923,610
 1,765,000  MINNESOTA IRON RANGE
            RESOURCES &REHABILITATION
            GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                      7.25        10/01/11      1,822,821
 1,000,000  MINNESOTA PUBLIC FACILITIES
            AUTHORITY DRINKING PCR
            SERIES B                               5.13        03/01/15        934,540
 1,000,000  MINNESOTA PUBLIC FACILITIES
            AUTHORITY WATER PCR                    5.00        03/01/16        911,820
 1,960,000  MINNESOTA PUBLIC FACILITIES
            AUTHORITY WATER PCR SERIES A
            PREREFUNDED 3/1/02 @ 100               6.50        03/01/14      2,071,210
   750,000  MINNESOTA PUBLIC FACILITIES
            AUTHORITY WATER PCR SERIES A
            PREREFUNDED 3/1/05 @ 100               6.25        03/01/15        796,965
   500,000  MINNESOTA PUBLIC FACILITIES
            AUTHORITY WATER REVENUE
            SERIES A                               4.75        03/01/16        436,320
 1,000,000  MINNESOTA STATE GO BONDS               5.25        08/01/15        950,910
   500,000  MINNESOTA STATE HFA SFMR
            SERIES B                               5.00        07/01/13        460,265
   170,000  MINNESOTA STATE HFA SFMR
            SERIES D2 REMARKETED 3/24/93           5.60        01/01/06        171,953
   610,000  MINNESOTA STATE HFA RENTAL
            HOUSING REVENUE SERIES D MBIA
            INSURED                                5.90        08/01/15        600,209
   490,000  MINNESOTA STATE HFA HOUSING
            DEVELOPMENT REVENUE                    6.25        02/01/20        495,375
 1,440,000  MINNESOTA STATE HFA RENTAL
            HOUSING REVENUE SERIES D MBIA
            INSURED                                5.80        08/01/11      1,448,208
   645,000  MINNESOTA STATE HFA SFMR
            SERIES A                               5.95        01/01/17        640,911
 1,000,000  MINNESOTA STATE HEFA REVENUE
            CARLETON COLLEGE SERIES 4N             5.00        11/01/18        890,060
   190,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3A
            COLLATERALIZED BY USG
            PREREFUNDED 10/1/00 @ 100              7.00        10/01/04        194,005
   205,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3A
            COLLATERALIZED BY USG
            PREREFUNDED 10/1/00 @ 100              7.00        10/01/05        209,321

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$  220,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3A
            COLLATERALIZED BY USG
            PREREFUNDED 10/1/00 @ 100              7.00%       10/01/06   $    224,638
   235,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3A
            COLLATERALIZED BY USG
            PREREFUNDED 10/1/00 @ 100              7.00        10/01/07        239,954
   110,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3K
            COLLATERALIZED BY USG ESCROWED
            TO MATURITY                            6.10        06/01/00        110,915
   135,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3K
            COLLATERALIZED BY USG ESCROWED
            TO MATURITY                            6.20        06/01/01        138,073
   130,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3K
            COLLATERALIZED BY USG ESCROWED
            TO MATURITY                            6.30        06/01/02        134,714
   270,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3K
            COLLATERALIZED BY USG
            PREREFUNDED 6/1/02 @ 100               6.40        06/01/03        280,090
   240,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3K
            COLLATERALIZED BY USG
            PREREFUNDED 6/1/02 @ 100               6.50        06/01/04        249,509
   250,000  MINNESOTA STATE HEFA REVENUE
            HAMLINE UNIVERSITY SERIES 3K
            COLLATERALIZED BY USG
            PREREFUNDED 6/1/02 @ 100               6.60        06/01/07        260,470
   430,000  MINNESOTA STATE HEFA REVENUE
            MACALESTER COLLEGE SERIES 3J           6.10        03/01/05        442,741
   365,000  MINNESOTA STATE HEFA REVENUE
            NORTHWESTERN COLLEGE OF CHIRO
            SERIES 4Z                              4.50        10/01/05        349,440
   400,000  MINNESOTA STATE HEFA REVENUE
            NORTHWESTERN COLLEGE OF CHIRO
            SERIES 4Z                              4.63        10/01/07        376,724
   420,000  MINNESOTA STATE HEFA REVENUE
            NORTHWEST COLLEGE SERIES 4Z            4.75        10/01/08        394,015
   150,000  MINNESOTA STATE HEFA REVENUE
            ST MARY'S COLLEGE SERIES 3Q            5.70        10/01/03        153,280
   280,000  MINNESOTA STATE HEFA REVENUE
            ST MARY'S COLLEGE SERIES 3Q            5.80        10/01/04        287,557
   295,000  MINNESOTA STATE HEFA REVENUE
            ST MARY'S COLLEGE SERIES 3Q            5.90        10/01/05        303,832
   340,000  MINNESOTA STATE HEFA REVENUE
            ST MARY'S COLLEGE SERIES 3Q            6.00        10/01/08        347,327
 1,580,000  MINNETONKA MN INDEPENDENT
            SCHOOL DISTRICT #276 GO
            SERIES A                               6.10        02/01/02      1,629,343
 1,000,000  MINNETONKA MN INDEPENDENT
            SCHOOL DISTRICT #276 GO
            SERIES A PREREFUNDED
            2/1/02 @ 100                           6.30        02/01/04      1,032,620
 1,400,000  MINNETONKA MN INDEPENDENT
            SCHOOL DISTRICT #276 GO
            SERIES B                               5.65        02/01/10      1,439,130
   505,000  MONTICELLO-BIG LAKE MN
            COMMUNITY HOSPITAL DISTRICT
            GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                       5.20        12/01/09        468,544
   500,000  MONTICELLO-BIG LAKE MN
            COMMUNITY HOSPITAL DISTRICT
            GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                       5.30        12/01/10        459,485
   725,000  MONTICELLO-BIG LAKE MN
            COMMUNITY HOSPITAL DISTRICT
            GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                       5.40        12/01/11        662,664
   250,000  MOORHEAD MN ECONOMIC
            DEVELOPMENT AUTHORITY MFHR
            EVENTIDE LUTHERAN HOME PROJECT
            SERIES A PREREFUNDED
            9/1/00 @ 102                           8.00        09/01/11        261,060
   500,000  MOORHEAD MN PUBLIC UTILITIES
            REVENUE SERIES A MBIA INSURED
            CROSSOVER REFUNDING
            11/1/02 @ 100                          5.75        11/01/03        514,140
 1,865,000  MOORHEAD MN RESIDENTIAL
            MORTGAGE REVENUE                       7.10        08/01/11      2,044,805
   825,000  NEW HOPE MN HOUSING & HEALTH
            CARE FACILITIES REVENUE
            MINNESOTA MASONIC HOME NORTH
            RIDGE                                  5.55        03/01/11        741,312
   670,000  NEW HOPE MN HOUSING & HEALTH
            CARE FACILITIES REVENUE
            MINNESOTA MASONIC HOME NORTH
            RIDGE                                  5.60        03/01/12        595,911
 3,000,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE FSA INSURED                    5.50        01/01/08      3,076,050
 1,000,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE FSA INSURED                    5.40        01/01/15        966,110
 1,000,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE FSA INSURED                    5.30        01/01/21        913,490
 2,000,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE SERIES B AMBAC INSURED         5.50        01/01/18      1,895,040
   400,000  NORTHFIELD MN EDUCATIONAL
            FACILITIES REVENUE ST OLAF
            COLLEGE PROJECT                        6.05        10/01/04        414,620

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$  105,000  OLMSTEAD COUNTY MN HOUSING &
            REDEVELOPMENT AUTHORITY
            REVENUE COLLATERALIZED BY USG
            PREREFUNDED 2/1/01 @ 100               7.00%       02/01/06   $    108,040
   290,000  OLMSTEAD COUNTY MN
            HOUSING &REDEVELOPMENT
            AUTHORITY REVENUE
            COLLATERALIZED BY USG
            PREREFUNDED 2/1/01 @ 100               7.00        02/01/07        298,396
   300,000  OLMSTEAD COUNTY MN
            HOUSING &REDEVELOPMENT
            AUTHORITY REVENUE
            COLLATERALIZED BY USG
            PREREFUNDED 2/1/01 @ 100               7.00        02/01/08        308,685
   500,000  PINE RIVER MN HFFA REVENUE
            EVAN LUTHERAN GOOD SAMARITAN
            PROJECT                                6.40        08/01/15        500,495
 1,000,000  RAMSEY COUNTY MN GO BONDS
            CAPITAL IMPROVEMENTS SERIES A          6.25        02/01/06      1,070,120
 1,030,000  RED WING MN PCR NORTHERN
            STATES POWER COMPANY MBIA-IBC
            INSURED                                5.70        05/01/03      1,034,872
 2,285,000  ROCHESTER MN HFFA REVENUE MAYO
            MEDICAL CENTER SERIES I                5.80        11/15/07      2,400,027
 1,185,000  ROCHESTER MN HFFA REVENUE MAYO
            MEDICAL CENTER SERIES I                5.88        11/15/08      1,250,933
 1,650,000  ROCHESTER MN HFFA REVENUE MAYO
            MEDICAL CENTER SERIES I                5.90        11/15/09      1,743,539
 2,000,000  ROCHESTER MN HFFA REVENUE MAYO
            MEDICAL CENTER SERIES I                5.90        11/15/10      2,104,820
   575,000  ROSEAU MN AREA HOSPITAL
            DISTRICT HEALTH FACILITIES
            GROSS REVENUE                          5.50        10/01/18        468,096
   385,000  ROSEAU MN AREA HOSPITAL
            DISTRICT HEALTH FACILITIES
            GROSS REVENUE                          5.75        10/01/23        314,757
 2,000,000  ROSEMOUNT MN INDEPENDENT
            SCHOOL DISTRICT #196 GO
            CAPITAL APPRECIATION SERIES A
            (ZERO COUPON)                          5.50{::}     04/01/09     1,215,160
 3,000,000  ROSEMOUNT MN INDEPENDENT
            SCHOOL DISTRICT #196 GO
            CAPITAL APPRECIATION SERIES A
            (ZERO COUPON)                          5.55{::}     04/01/10     1,715,130
 2,000,000  ROSEMOUNT MN INDEPENDENT
            SCHOOL DISTRICT #196 GO
            CAPITAL APPRECIATION SERIES A
            (ZERO COUPON)                          5.60{::}     04/01/11     1,074,440
 1,000,000  SAINT CLOUD MN LAW ENFORCEMENT
            CENTER REVENUE                         6.20        02/01/05      1,016,650
   185,000  SAVAGE MN ECONOMIC DEVELOPMENT
            AUTHORITY REVENUE LEASE
            REVENUE                                5.30        02/01/12        175,924
   195,000  SAVAGE MN ECONOMIC DEVELOPMENT
            AUTHORITY REVENUE LEASE
            REVENUE                                5.35        02/01/13        184,322
 2,100,000  SEAWAY PORT AUTHORITY DULUTH
            MN INDUSTRIAL DEVELOPMENT
            DOCK & WHARF CARGILL
            INCORPORATED REVENUE SERIES B          6.80        05/01/12      2,202,417
 4,790,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE CAPITAL
            APPRECIATION SERIES A MBIA
            INSURED (ZERO COUPON)                  5.57{::}     01/01/20     1,407,015
 2,000,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE MBIA INSURED
            (ZERO COUPON)                          5.04{::}     01/01/21       550,340
   545,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE REFUNDED
            BALANCE SERIES A                       5.50        01/01/03        557,835
 1,000,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES A                5.00        01/01/12        937,280
 2,155,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES A
            AMBAC-TCRS INSURED                     5.00        01/01/09      2,113,732
10,000,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES A MBIA
            INSURED (ZERO COUPON)                  5.86{::}     01/01/24     2,267,200
 2,830,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES B
            AMBAC-TCRS INSURED                     5.00        01/01/10      2,745,525
   455,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES C
            MBIA-IBC INSURED                       5.00        01/01/17        402,493
   955,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE UNREFUNDED
            BALANCE SERIES A                       5.50        01/01/03        970,270
 1,000,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE UNREFUNDED
            BALANCE SERIES B                       5.80        01/01/07      1,030,110
 1,000,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE UNREFUNDED
            BALANCE SERIES B                       5.80        01/01/07      1,020,830
   115,000  SPRING PARK MN HFFA REVENUE
            TWIN BIRCH HEALTH CARE CENTER
            PROJECT                                8.00        08/01/00        117,504
   125,000  SPRING PARK MN HFFA REVENUE
            TWIN BIRCH HEALTH CARE CENTER
            PROJECT                                8.00        08/01/01        131,216
   135,000  SPRING PARK MN HFFA REVENUE
            TWIN BIRCH HEALTH CARE CENTER
            PROJECT                                8.10        08/01/02        144,574

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$  145,000  SPRING PARK MN HFFA REVENUE
            TWIN BIRCH HEALTH CARE CENTER
            PROJECT                                8.10%       08/01/03   $    155,283
   160,000  ST ANTHONY MN MFHR AUTUMN
            WOODS PROJECT ASSET GUARANTY
            INSURANCE COMPANY LOC                  6.10        07/01/00        161,094
   170,000  ST ANTHONY MN MFHR AUTUMN
            WOODS PROJECT ASSET GUARANTY
            INSURANCE COMPANY LOC                  6.25        07/01/01        173,281
   180,000  ST ANTHONY MN MFHR AUTUMN
            WOODS PROJECT ASSET GUARANTY
            INSURANCE COMPANY LOC                  6.40        07/01/02        185,427
   190,000  ST ANTHONY MN MFHR AUTUMN
            WOODS PROJECT ASSET GUARANTY
            INSURANCE COMPANY LOC                  6.50        07/01/03        197,627
   175,000  ST ANTHONY MN MFHR AUTUMN
            WOODS PROJECT ASSET GUARANTY
            INSURANCE COMPANY LOC                  6.60        07/01/04        183,418
   180,000  ST CLOUD MN COP MUNICIPAL
            ATHLETIC COMPLEX                       5.20        12/01/05        178,117
   185,000  ST CLOUD MN COP MUNICIPAL
            ATHLETIC COMPLEX                       5.30        12/01/06        182,760
   100,000  ST CLOUD MN COP MUNICIPAL
            ATHLETIC COMPLEX                       5.38        12/01/07         98,603
 2,000,000  ST CLOUD MN GO BONDS INVERSE
            FLOATERS CROSSOVER REFUNDING
            2/1/02 @ 100+                          8.25        08/01/13      2,057,500
   520,000  ST LOUIS PARK MN COMMERCIAL
            DEVELOPMENT REVENUE G &N LP
            PROJECT                                7.00        06/01/06        525,689
   500,000  ST LOUIS PARK MN HOSPITAL
            REVENUE METHODIST HOSPITAL
            SERIES A AMBAC INSURED                 7.00        07/01/00        506,730
 1,000,000  ST LOUIS PARK MN INDEPENDENT
            SCHOOL DISTRICT #283 GO
            SERIES B CROSSOVER REFUNDING
            2/1/01 @ 100                           5.90        02/01/03      1,017,000
 2,595,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            DISTRICT COOLING REVENUE
            SERIES C CROSSOVER REFUNDING
            9/1/01 @ 102                           8.00        03/01/12      2,778,830
   400,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            DISTRICT HEATING REVENUE
            COGENERATION FACILITIES
            PROJECT                                8.30        11/01/04        408,328
   610,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY HEALTH
            CARE REVENUE REGIONS HOSPITAL
            PROJECT                                5.00        05/15/11        544,016
 1,000,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY HEALTH
            CARE REVENUE REGIONS HOSPITAL
            PROJECT                                5.25        05/15/18        825,030
 2,000,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY HEALTH
            CARE REVENUE REGIONS HOSPITAL
            PROJECT                                5.30        05/15/28      1,572,900
    50,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            REVENUE AMHERST H WILDER
            FOUNDATION                             6.50        06/01/01         50,374
   595,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY SFMR
            FNMA MORTGAGE BACKED
            SECURITIES PROGRAM FNMA
            INSURED MANDATORY REDEMPTION
            3/1/07 @ 100                           6.25        09/01/14        608,013
   170,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 COP SERIES B             5.70        02/01/02        173,329
   195,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 COP SERIES B             5.90        02/01/04        200,413
   215,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 COP SERIES B             6.10        02/01/06        221,059
   230,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 COP SERIES B             6.20        02/01/07        237,183
   245,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 COP SERIES B             6.25        02/01/08        253,377
   260,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 COP SERIES B             6.30        02/01/09        269,256
   600,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 GO SERIES B
            PREREFUNDED 2/1/01 @ 100               6.10        02/01/03        611,586
   625,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 GO SERIES B
            PREREFUNDED 2/1/01 @ 100               6.20        02/01/04        637,725
 1,050,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 GO SERIES B              5.70        02/01/09      1,075,442
   580,000  ST PAUL MN INDEPENDENT SCHOOL
            DISTRICT #625 GO SERIES B              5.80        02/01/11        595,469
 2,000,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.50        07/01/08      2,061,580
 1,000,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.75        07/01/11      1,037,510
 2,795,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.75        07/01/17      2,795,000
 1,000,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.75        07/01/18        995,490
 3,750,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.50        07/01/21      3,564,225
   245,000  VADNAIS HEIGHTS MN SFMR                5.25        11/01/02        246,005

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$  235,000  WACONIA MN GO BONDS                    6.00%       06/01/06   $    240,656
 1,000,000  WASHINGTON COUNTY MN
            HOUSING &REDEVELOPMENT
            AUTHORITY JAIL FACILITIES
            REVENUE PREREFUNDED
            2/1/02 @ 100                           7.00        02/01/06      1,046,760
   940,000  WASHINGTON COUNTY MN
            HOUSING &REDEVELOPMENT
            AUTHORITY JAIL FACILITIES
            REVENUE PREREFUNDED
            2/1/02 @ 100                           7.00        02/01/07        983,954
   360,000  WASHINGTON COUNTY MN
            HOUSING & REDEVELOPMENT
            AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT
            #833 SOUTHERN WASHINGTON
            PREREFUNDED 12/1/02 @ 100              6.60        12/01/02        378,421
   380,000  WASHINGTON COUNTY MN
            HOUSING & REDEVELOPMENT
            AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT
            #833 SOUTHERN WASHINGTON
            PREREFUNDED 12/1/02 @ 100              6.75        12/01/03        400,984
   410,000  WASHINGTON COUNTY MN
            HOUSING & REDEVELOPMENT
            AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT
            #833 SOUTHERN WASHINGTON
            PREREFUNDED 12/1/02 @ 100              6.90        12/01/04        434,157
   435,000  WASHINGTON COUNTY MN
            HOUSING & REDEVELOPMENT
            AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT
            #833 SOUTHERN WASHINGTON
            PREREFUNDED 12/1/02 @ 100              7.00        12/01/05        461,709
   465,000  WASHINGTON COUNTY MN
            HOUSING & REDEVELOPMENT
            AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT
            #833 SOUTHERN WASHINGTON
            PREREFUNDED 12/1/02 @ 100              7.00        12/01/06        493,551
 1,000,000  WAYZATA MN INDEPENDENT SCHOOL
            DISTRICT #284 GO SERIES B              5.85        02/01/10      1,037,830
 1,000,000  WEST ST PAUL MN INDEPENDENT
            SCHOOL DISTRICT #197 GO BONDS
            FAS INSURED                            4.75        02/01/12        917,800
   825,000  WEST ST PAUL MN INDEPENDENT
            SCHOOL DISTRICT #197 GO
            CAPITAL APPRECIATION SCHOOL
            BUILDING PROJECT MBIA INSURED
            (ZERO COUPON)                          5.40{::}     02/01/04       675,758
 1,000,000  WEST ST PAUL MN INDEPENDENT
            SCHOOL DISTRICT #197 GO
            CAPITAL APPRECIATION SCHOOL
            BUILDING PROJECT MBIA INSURED
            (ZERO COUPON)                          5.60{::}     02/01/06       730,470
 1,430,000  WESTERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER REVENUE
            SERIES A                               6.13        01/01/16      1,429,929
 2,755,000  WESTERN MINNESOTA MUNICIPAL
            POWER AGENCY REVENUE
            SERIES 1977A ESCROWED TO
            MATURITY                               6.38        01/01/16      2,949,723
 1,500,000  WHITE BEAR LAKE MN FIRST
            MORTGAGE NURSING HOME REVENUE
            WHITE BEAR LAKE CARE CENTER            8.25        11/01/12      1,584,135
   225,000  WRIGHT COUNTY MN GO SERIES B           5.80        02/01/04        231,478

                                                                           184,008,922
                                                                          ------------
PUERTO RICO - 1.90%
 2,000,000  COMMONWEALTH OF PUERTO RICO GO
            MBIA INSURED                           6.25        07/01/11      2,180,060
   500,000  PUERTO RICO COMMONWEALTH GO
            FGIC INSURED PREREFUNDED
            7/1/01 @ 102                           7.10        07/01/02        517,670
 1,000,000  PUERTO RICO ELECTRIC POWER
            AUTHORITY REVENUE SERIES S             6.13        07/01/08      1,079,650

                                                                             3,777,380
                                                                          ------------

                                                                           187,786,302
TOTAL MUNICIPAL BONDS (COST $189,199,200)
                                                                          ------------
MINNESOTA MUNICIPAL DEMAND NOTES - 3.60%
 1,100,000  COTTAGE GROVE MN ENVIRONMENTAL
            CONTROL REVENUE MINNESOTA
            MINING & MANUFACTURING, LOC+           4.43        08/01/12      1,100,000
 1,500,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE MILLER
            DWAN MEDICAL CENTER PROJECT
            CREDIT LOCAL DE FRANCE LOC+            4.70        06/01/19      1,500,000
 2,765,000  MANKATO MN GO BONDS SERIES E
            FIRST BANK LOC+                        5.40        02/01/18      2,765,000
   100,000  ST LOUIS PARK MN INDUSTRIAL
            DEVELOPMENT REVENUE UNICARE
            HOMES INCORPORATED PROJECT
            BANK OF AMERICA LOC+                   3.85        08/01/14        100,000
 1,700,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            UTILITIES REVENUE REMARKETED
            1/3/94 CREDIT LOCAL DE FRANCE
            LOC+                                   5.45        12/01/12      1,700,000

                                                                             7,165,000
TOTAL MINNESOTA MUNICIPAL DEMAND NOTES
(COST $7,165,000)
                                                                          ------------

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                              VALUE
SHORT-TERM INSTRUMENTS - 0.55%
 1,092,793  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET FUND+X+                                          $  1,092,793
                                                                          ------------

                                                                             1,092,793
TOTAL SHORT-TERM INSTRUMENTS (COST
$1,092,793)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $197,456,993)*                        98.55% $196,044,095
OTHER ASSETS AND LIABILITIES, NET            1.45     2,885,763
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $198,929,858
                                          -------  ------------

{::} YIELD TO MATURITY
  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $  3,041,525
GROSS UNREALIZED DEPRECIATION         (4,454,423)
                                    ------------
NET UNREALIZED DEPRECIATION         $ (1,412,898)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Development          3%
Education           25%
Facilities           5%
Industrial           1%
Housing              5%
Medical             22%
Pollution            2%
Utilities           17%
Airport              2%
General Obligation  13%
Transportation       5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS - 95.33%
$1,000,000  BEMIDJI MN HOSPITAL FACILITIES
            FIRST MORTGAGE REVENUE NORTH
            COUNTRY HEALTH SERVICES
            PROJECT                                5.63%       09/01/21   $   894,690
   200,000  BEMIDJI MN HOSPITAL FACILITIES
            FIRST MORTGAGE REVENUE NORTH
            COUNTRY HEALTH SERVICES
            PROJECT SERIES 1991 A GOLDMAN
            SACHS & COMPANY LOC
            PREREFUNDED 9/1/01 @ 102               7.00        09/01/11       211,042
 2,000,000  BLOOMINGTON MN INDEPENDENT
            SCHOOL DISTRICT #271 GO
            SERIES B SCHOOL DISTRICT
            CREDIT PROGRAM SUPPORT                 5.00        02/01/20     1,757,640
   100,000  BLOOMINGTON MN TAX INCREMENT
            GO                                     9.70        02/01/04       117,882
   210,000  BLOOMINGTON MN TAX INCREMENT
            GO PREREFUNDED 2/01/05 @ 100           9.75        02/01/07       255,251
 1,000,000  BRAINERD MN HFFA REVENUE
            BENEDICTINE HEALTH-ST.
            JOSEPH'S HEALTH CENTER
            SERIES 1993 E CONNIE LEE
            INSURED                                6.00        02/15/20       981,600
 2,530,000  BURNSVILLE MN HOSPITAL SYSTEM
            REVENUE FAIRVIEW COMMUNITY
            HOSPITALS ESCROWED TO MATURITY
            (ZERO COUPON)                          5.58{::}     05/01/12    1,150,720
   500,000  CHASKA MN INDEPENDENT SCHOOL
            DISTRICT #112 GO STATE CREDIT
            ENHANCEMENT PROGRAM SERIES B
            CROSSOVER REFUNDING                    6.00        02/01/13       526,165
 1,000,000  CUYUNA RANGE HOSPITAL DISTRICT
            MN HEALTH FACILITIES GROSS
            REVENUE SERIES A                       6.00        06/01/19       857,800
 1,395,000  DAKOTA COUNTY MN HOUSING &
            REDEVELOPMENT AUTHORITY MFHR
            GNMA COLLATERALIZED CREDIT
            SUPPORT                                7.38        12/01/29     1,487,781
   250,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE BSM
            PROPERTIES INCORPORATED
            PROJECT SERIES A                       5.63        12/01/18       206,508
   750,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HEALTH CARE REVENUE
            BSM PROPERTIES INCORPORATED
            PROJECT SERIES A                       5.88        12/01/28       615,810
   500,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HOSPITAL FACILITIES
            REVENUE ST. LUKE'S HOSPITAL OF
            DULUTH SERIES B CONNIE LEE
            INSURED                                6.40        05/01/18       514,690
   250,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA
            SERIES 1992                            6.40        02/01/03       252,723
   460,000  EAGAN MN ICE ARENA GROSS
            REVENUE SERIES B                       5.50        04/01/19       416,861
   500,000  GLENCOE MN HEALTH CARE REVENUE         6.40        12/01/15       461,540
   690,000  GLENCOE MN HOSPITAL REVENUE            6.63        04/01/11       691,767
 1,000,000  HIBBING MN HFFA REVENUE DULUTH
            CLINIC LIMITED FSA INSURED
            PREREFUNDED 11/1/13 @ 100              5.50        11/01/16       998,960
 1,400,000  LAKEVILLE MN INDEPENDENT
            SCHOOL DISTRICT #194 GO
            SERIES A SCHOOL DISTRICT
            CREDIT PROGRAM INSURED                 5.13        02/01/22     1,243,424
 1,000,000  LINO LAKES MN ECONOMIC
            DEVELOPMENT AUTHORITY LEASING
            REVENUE SERIES A                       5.35        02/01/19       877,590
   800,000  MANKATO MN HOSPITAL FACILITIES
            REVENUE FIRST
            MORTGAGE-IMMANUEL ST. JOSEPH'S
            PROJECT SERIES A PREREFUNDED
            8/1/02 @ 102                           6.30        08/01/22       845,552
 1,000,000  MINNEAPOLIS & ST. PAUL MN
            HOUSING & REDEVELOPMENT
            AUTHORITY HEALTH CARE SYSTEM
            CHILDRENS HEALTH CARE REVENUE
            SERIES A FSA INSURED                   5.70        08/15/16       973,350
   500,000  MINNEAPOLIS & ST. PAUL MN
            HOUSING & REDEVELOPMENT
            AUTHORITY HEALTH CARE SYSTEM
            GROUP HEALTH PLAN INCORPORATED
            PROJECT                                6.75        12/01/13       501,015
 1,000,000  MINNEAPOLIS & ST. PAUL MN
            HOUSING & REDEVELOPMENT
            AUTHORITY HEALTH CARE SYSTEM
            GROUP HEALTH PLAN INCORPORATED
            PROJECT                                6.90        10/15/22     1,000,000
   600,000  MINNEAPOLIS & ST. PAUL MN
            HOUSING & REDEVELOPMENT
            AUTHORITY HEALTH CARE SYSTEM
            HEALTHONE OBLIGATED GROUP
            PROJECT SERIES A MBIA INSURED
            PREREFUNDED 8/15/00 @ 102              7.40        08/15/11       623,808
 4,500,000  MINNEAPOLIS & ST. PAUL MN
            METROPOLITAN AIRPORTS
            COMMUNITY AIRPORT REVENUE
            SERIES A AMBAC INSURED                 5.00        01/01/22     3,865,995
 1,000,000  MINNEAPOLIS & ST. PAUL MN
            METROPOLITAN AIRPORTS
            COMMUNITY AIRPORT REVENUE
            SERIES A AMBAC INSURED                 5.00        01/01/30       833,910
 1,500,000  MINNEAPOLIS & ST. PAUL MN
            METROPOLITAN AIRPORTS
            COMMUNITY AIRPORT REVENUE
            SERIES A FGIC INSURED                  5.13        01/01/31     1,277,460
 1,900,000  MINNEAPOLIS MN GO SERIES D             5.00        12/01/15     1,748,893
 1,000,000  MINNEAPOLIS MN GO SPORTS ARENA
            PROJECT                                5.13        10/01/20       895,860

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS (continued)
$  500,000  MINNEAPOLIS MN HFFA REVENUE
            EBENEZER SOCIETY PROJECT
            SERIES A                               7.20%       07/01/23   $   490,845
 1,000,000  MINNEAPOLIS MN WALKER
            METHODIST SERVICES REVENUE
            SERIES A                               5.88        11/15/18       839,880
 2,500,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT BOARD
            HEALTH CARE REVENUE FAIRVIEW
            HOSPITAL SERIES A MBIA INSURED         5.50        11/15/17     2,387,625
 2,300,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT BOARD
            HEALTH CARE REVENUE FAIRVIEW
            HOSPITAL SERIES A MBIA INSURED         5.75        11/15/26     2,197,029
   365,000  MINNESOTA HEFA REVENUE COLLEGE
            OF ST. BENEDICT SERIES 3W
            PREREFUNDED 3/1/04 @ 100               6.00        03/01/07       380,034
   135,000  MINNESOTA HEFA REVENUE COLLEGE
            OF ST. BENEDICT SERIES 3W
            UNREFUNDED BALANCE                     6.00        03/01/07       137,959
 1,135,000  MINNESOTA IRON RANGE
            RESOURCES & REHABILITATION
            GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                      7.25        10/01/11     1,172,183
   500,000  MINNESOTA PUBLIC FACILITIES
            AUTHORITY WATER PCR SERIES A           4.75        03/01/16       436,320
   500,000  MINNESOTA STATE GO                     5.25        08/01/15       475,455
 1,345,000  MINNESOTA STATE HEFA REVENUE
            COLLEGE OF ST. BENEDICT
            SERIES 4T                              5.35        03/01/20     1,192,262
   600,000  MINNESOTA STATE HEFA REVENUE
            NORTHWEST COLLEGE SERIES 4Z            5.20        10/01/13       557,022
   330,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY HOUSING
            DEVELOPMENT REVENUE                    6.25        02/01/20       333,620
   550,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY HOUSING
            DEVELOPMENT REVENUE SERIES A           6.85        02/01/07       570,108
   470,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES B                       6.25        08/01/22       470,639
   970,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES D MBIA INSURED          5.80        08/01/11       975,529
   400,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES D MBIA INSURED          5.90        08/01/15       393,580
   750,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES D MBIA INSURED          6.00        02/01/22       734,685
   915,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR REMARKETED
            8/12/92                                6.25        01/01/15       920,060
 1,000,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR RENTAL
            HOUSING SERIES A                       5.38        08/01/28       890,110
   550,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR SERIES A           5.95        01/01/17       546,513
 2,000,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR SERIES I           6.05        07/01/27     1,922,440
 1,650,000  MINNETONKA MN INDEPENDENT
            SCHOOL DISTRICT #276 GO STATE
            CREDIT ENHANCEMENT PROGRAM
            SERIES B                               5.75        02/01/22     1,605,681
   825,000  MONTICELLO-BIG LAKE MN
            COMMUNITY HOSPITAL DISTRICT
            GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                       5.45        12/01/12       747,137
   750,000  MOORHEAD MN ECONOMIC
            DEVELOPMENT AGENCY MFHR
            EVENTIDE LUTHERAN HOME PROJECT
            SERIES A PREREFUNDED 9/1/00 @
            102                                    8.00        09/01/11       783,180
   560,000  MOUNTAIN IRON MN HOUSING &
            REDEVELOPMENT AUTHORITY LEASE
            REVENUE NORTHEAST SERVICE
            COOPERATIVE PROJECT SERIES A           6.25        10/01/19       529,570
 1,000,000  NEW HOPE MN HOUSING & HEALTH
            CARE FACILITIES REVENUE
            MINNESOTA MASONIC HOME NORTH
            RIDGE                                  5.90        03/01/19       852,970
   500,000  NORTH BRANCH MN ELECTRIC
            SYSTEMS REVENUE                        5.40        05/01/18       450,030
 1,000,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE                                5.40        01/01/15       966,110
 1,135,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE SERIES B AMBAC INSURED         5.50        01/01/18     1,075,435
 2,020,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE SERIES B AMBAC INSURED         4.75        01/01/20     1,672,762
   500,000  PARK RAPIDS MN INDEPENDENT
            SCHOOL DISTRICT #309 GO                4.75        02/01/17       429,915
   115,000  RED WING MN HFFA REVENUE RIVER
            REGION OBLIGATED GROUP
            SERIES 1993 B                          6.35        09/01/07       115,992
   300,000  ROBBINSDALE MN ECONOMIC
            DEVELOPMENT AUTHORITY HOUSING
            DEVELOPMENT GROSS REVENUE
            SENIOR HOUSING PROJECT
            SERIES A                               6.63        01/01/19       294,291
 1,000,000  ROCHESTER MN HFFA REVENUE MAYO
            MEDICAL CENTER SERIES F                6.25        11/15/21     1,009,080
 1,260,000  ROSEAU MN AREA HOSPITAL
            DISTRICT HEALTH FACILITIES
            GROSS REVENUE                          5.75        10/01/23     1,030,113
   205,000  SAVAGE MN ECONOMIC DEVELOPMENT
            AUTHORITY REVENUE LEASE
            REVENUE                                5.40        02/01/14       192,589

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS (continued)
$  220,000  SAVAGE MN ECONOMIC DEVELOPMENT
            AUTHORITY REVENUE LEASE
            REVENUE                                5.45%       02/01/15   $   205,440
   210,000  SAVAGE MN ECONOMIC DEVELOPMENT
            AUTHORITY REVENUE LEASE
            REVENUE                                5.50        02/01/16       195,361
 3,000,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE MBIA INSURED
            (ZERO COUPON)                          5.04{::}     01/01/21      825,510
 6,690,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES A MBIA
            INSURED (ZERO COUPON)                  5.57{::}     01/01/24    1,516,757
   500,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES C
            MBIA-IBC INSURED                       5.00        01/01/17       442,300
   115,000  ST. CLOUD MN COP                       5.40        12/01/08       112,718
   120,000  ST. CLOUD MN COP                       5.50        12/01/09       117,661
   400,000  ST. CLOUD MN COP                       5.90        12/01/17       384,180
 2,500,000  ST. PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            COMMERCIAL DEVELOPMENT REVENUE
            ST. PAUL ACADEMY & SUMMIT
            SCHOOL PROJECT                         5.50        10/01/24     2,247,775
   575,000  ST. PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY SFMR
            FNMA MORTGAGE BACKED MANDATORY
            REDEMPTION 3/1/07 @ 100
            SECURITIES PROGRAM                     6.25        09/01/14       587,575
 2,000,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.75        07/01/17     2,000,000
 5,500,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.50        07/01/21     5,227,530
   240,000  VADNAIS HEIGHTS MN SFMR                6.00        11/01/09       237,348
   245,000  WACONIA MN GO BONDS                    6.00        06/01/07       250,897
   500,000  WACONIA MN HOUSING &
            REDEVELOPMENT AUTHORITY
            REVENUE THE EVANGELICAL
            LUTHERAN PROJECT SERIES A              5.85        06/01/06       505,746

                                                                           71,721,838
TOTAL MINNESOTA MUNICIPAL BONDS
(COST $75,561,123)
                                                                          -----------
MINNESOTA MUNICIPAL DEMAND NOTES - 1.99%
   500,000  MANKATO MN GO BONDS SERIES E
            FIRST BANK LOC+                        5.40        02/01/18       500,000
 1,000,000  ST. PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            HOUSING REVENUE SCIENCE MUSEUM
            OF MINNESOTA SERIES B+                 5.45        05/01/27     1,000,000

                                                                            1,500,000
TOTAL MINNESOTA MUNICIPAL DEMAND NOTES
(COST $1,500,000)
                                                                          -----------

SHARES      SECURITY DESCRIPTION                                             VALUE
SHORT-TERM INVESTMENTS - 0.19%
   140,622  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET FUND+X+                                              140,622
                                                                          -----------

                                                                              140,622
TOTAL SHORT-TERM INSTRUMENTS
(COST $140,622)
                                                                          -----------

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $77,201,745)*                         97.51% $73,362,460
OTHER ASSETS AND LIABILITIES, NET            2.49    1,876,306
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $75,238,766
                                          -------  -----------

{::} YIELD TO MATURITY
  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $    296,243
GROSS UNREALIZED DEPRECIATION         (4,135,528)
                                    ------------
NET UNREALIZED DEPRECIATION         $ (3,839,285)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Airport              8%
Education           24%
Facilities           3%
Housing             14%
Development          2%
Medical             30%
Pollution            1%
Utilities           10%
General Obligation   8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS - 99.59%
ALABAMA - 1.39%
$1,000,000  BIRMINGHAM JEFFERSON AL CIVIC
            CENTER AUTHORITY SPECIAL TAX
            SERIES B                               7.10%        01/01/01    $ 1,001,270
                                                                            -----------
ALASKA - 5.25%
 1,000,000  ALASKA STATE HOUSING FINANCE
            CORPORATION HOUSING REVENUE
            SERIES A GO OF CORPORATION LOC         6.38         12/01/12      1,055,830
 2,000,000  NORTH SLOPE BORO AK GO CAPITAL
            APPRECIATION SERIES A MBIA
            INSURED (ZERO COUPON)                  4.50{::}     06/30/07      1,343,100
 1,750,000  NORTH SLOPE BORO AK GO CAPITAL
            APPRECIATION SERIES B MBIA
            INSURED (ZERO COUPON)                  4.80{::}     06/30/04      1,394,523

                                                                              3,793,453
                                                                            -----------
ARIZONA - 2.32%
   980,000  MARICOPA COUNTY AZ IDA HFFA
            REVENUE SAMARITAN HEALTH
            SERVICES SERIES B MBIA INSURED         7.15         12/01/05      1,058,155
   610,000  MARICOPA COUNTY AZ IDA MFHR
            ADVANTAGE POINT PROJECTS
            SERIES A                               5.75         07/01/01        618,156

                                                                              1,676,311
                                                                            -----------
CALIFORNIA - 1.77%
 1,125,000  HAYWARD CA HOSPITAL REVENUE
            ST. ROSE HOSPITAL                     10.00         10/01/04      1,274,940
                                                                            -----------
COLORADO - 8.88%
   200,000  ARAPAHOE COUNTY CO CAPITAL
            IMPROVEMENT TRUST FUND LAW
            ENFORCEMENT REVENUE                    4.13         12/01/05        190,288
   400,000  AURORA CENTRETECH METROPOLITAN
            DISTRICT CO GO SERIES C BANQUE
            NATIONALE DE PARIS LOC                 4.88         12/01/28        383,812
   200,000  BOULDER COUNTY CO HOSPITAL
            REVENUE LONGMONT UNITED
            HOSPITAL PROJECT                       4.80         12/01/03        195,118
   385,000  BOULDER COUNTY CO HOSPITAL
            REVENUE LONGMONT UNITED
            HOSPITAL PROJECT                       5.00         12/01/05        372,168
   740,000  BOWLES METROPOLITAN DISTRICT
            COLORADO GO                            7.75         12/01/15        832,388
   500,000  CENTRAL PLATTE VALLEY CO
            METROPOLITAN DISTRICT GO ACA
            INSURED                                4.45         12/01/06        467,485
   250,000  CENTRAL PLATTE VALLEY CO
            METROPOLITAN DISTRICT GO ACA
            INSURED                                4.55         12/01/07        231,995
   585,000  COLORADO HEALTH FACILITIES
            AUTHORITY REVENUE NATIONAL
            JEWISH MEDICAL & RESEARCH
            CENTER                                 4.80         01/01/05        562,618
   500,000  COLORADO HEALTH FACILITIES
            AUTHORITY REVENUE
            HOSPITAL-STEAMBOAT SPRINGS
            HEALTH                                 5.30         09/15/09        462,580
   220,000  COLORADO HFA SFMR SERIES C             5.00         05/01/05        215,653
    15,000  COLORADO HFA SFMR SERIES DI
            REMARKETED 7/15/94                     6.25         12/01/01         15,119
    15,000  COLORADO HFA SFMR SERIES DII
            REMARKETED 11/15/97                    6.38         12/01/01         15,090
   300,000  COLORADO SPRINGS CO IDR DAYTON
            HUDSON CORPORATION PROJECT             6.88         04/01/01        305,955
   290,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B                5.20         12/01/06        284,905
   220,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B                4.90         12/01/03        217,802
   205,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B                5.00         12/01/04        202,360
   355,000  DENVER CO CITY & COUNTY
            REVENUE HELEN G. BONFILS
            FOUNDATION PROJECT SERIES B            9.50         12/01/01        387,120
 1,070,000  TELLER COUNTY CO COP                   5.50         12/01/09      1,069,219

                                                                              6,411,675
                                                                            -----------
FLORIDA - 2.04%
   220,000  BRADFORD COUNTY FL HEALTH
            FACILITES AUTHORITY HEALTH
            FACILITIES REVENUE SANTA FE
            HEALTHCARE FACILITES PROJECT           6.00         11/15/09        228,265
   415,000  BROWARD COUNTY FL RESOURCE
            RECOVERY REVENUE SES BROWARD
            COMPANY LP SOUTH PROJECT               7.95         12/01/08        428,380
   985,000  PLANTATION FL WATER & SEWER
            REVENUE CAPITAL APPRECIATION
            MBIA INSURED (ZERO COUPON)             5.68{::}     03/01/03        813,383

                                                                              1,470,028
                                                                            -----------

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE      VALUE
IDAHO - 0.64%
$  465,000  POCATELLO ID IDA REVENUE
            ALLOCATION TAX INCREMENT               7.25%        12/01/08    $   462,405
                                                                            -----------
ILLINOIS - 11.13%
 1,100,000  CHICACO IL TAX INCREMENT
            ALLOCATION REVENUE CENTRAL
            LOOP REDEVELOPMENT PROJECT
            SERIES A AMBAC INSURED                 5.25         06/01/07      1,107,469
   865,000  DES PLAINES IL HOSPITAL
            FACILITIES REVENUE HOLY FAMILY
            HOSPITAL MBIA INSURED
            PREREFUNDED 7/1/02 @ 100              10.63         01/01/03        929,806
 1,050,000  GRUNDY COUNTY IL INDEPENDENT
            SCHOOL DISTRICT NO. 5 GO AMBAC
            INSURED                                7.13         12/01/05      1,163,852
 1,130,000  GRUNDY COUNTY IL INDEPENDENT
            SCHOOL DISTRICT NO. 5 GO AMBAC
            INSURED                                7.13         12/01/06      1,263,079
   425,000  ILLINOIS EDUCATIONAL
            FACILITIES REVENUE CHICAGO
            COLLEGE OF OSTEOPATHIC
            ESCROWED TO MATURITY                   8.75         07/01/05        471,491
   355,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE ALEXIAN
            BROTHERS MEDICAL CENTER
            PROJECT                                7.00         01/01/03        367,375
   795,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE MERCY
            HOSPITAL PROJECT                       7.10         06/01/09        859,117
 1,000,000  KANE COOK & DU PAGE COUNTIES
            IL GO SCHOOL DISTRICT #46 FSA
            INSURED                                7.90         01/01/04      1,107,510
   500,000  METROPOLITAN PIER & EXPOSITION
            AUTHORITY IL DEDICATED STATE
            TAX REVENUE MCCORMICK PLACE
            EXPANSION PROJECT SERIES A
            AMBAC INSURED                          4.90         12/15/03        502,665
    80,000  WAUKEGAN IL BOARD LIBRARY
            TRUSTEES ECONOMIC DEVELOPMENT
            REVENUE LIBRARY BUILDING NOTES         9.00         01/01/00         80,000
    85,000  WAUKEGAN IL BOARD LIBRARY
            TRUSTEES ECONOMIC DEVELOPMENT
            REVENUE LIBRARY BUILDING NOTES         8.00         01/01/01         87,399
    95,000  WAUKEGAN IL BOARD LIBRARY
            TRUSTEES ECONOMIC DEVELOPMENT
            REVENUE LIBRARY BUILDING NOTES         7.50         01/01/02         99,063

                                                                              8,038,826
                                                                            -----------
KANSAS - 2.63%
 1,700,000  KANSAS CITY KS WATER &
            ELECTRIC REVENUE                       5.50         09/01/07      1,718,666
   185,000  LAWRENCE KS HOSPITAL REVENUE
            LAWRENCE MEMORIAL HOSPITAL             5.00         07/01/04        182,007

                                                                              1,900,673
                                                                            -----------
KENTUCKY - 1.75%
   610,000  JEFFERSON COUNTY KY GO
            SERIES C                               5.38         05/15/01        615,423
   640,000  JEFFERSON COUNTY KY GO
            SERIES C                               5.38         05/15/02        647,834

                                                                              1,263,257
                                                                            -----------
LOUISIANA - 0.43%
   305,000  LOUISIANA PUBLIC FACILITIES
            AUTHORITY MFHR EDGEWOOD
            APARTMENTS FNMA INSURED                5.70         06/01/05        308,419
                                                                            -----------
MAINE - 0.49%
   345,000  STATE STREET HOUSING
            PRESERVATION CORPORATION ME
            MFHR PROJECT ACQUISITION 100
            STATE STREET SERIES A HUD
            SECTION 8 LOC                          7.20         01/01/02        356,295
                                                                            -----------
MARYLAND - 3.20%
 2,000,000  CALVERT COUNTY MD EDA REVENUE
            ASBURY-SOLOMONS ISLAND
            FACILITIES PROJECT                     8.38         01/01/15      2,314,960
                                                                            -----------
MICHIGAN - 13.06%
   535,000  BATTLE CREEK MI ECONOMIC
            DEVELOPMENT REVENUE KELLOGG
            COMPANY PROJECT REMARKETED
            8/1/97                                 5.13         02/01/09        529,013
 1,190,000  DETROIT MI SEWER DISPOSAL
            REVENUE ESCROWED TO MATURITY           7.10         12/15/09      1,295,767
   300,000  LAKEVIEW MI COMMUNITY SCHOOLS
            GO FGIC INSURED                        6.50         05/01/05        322,221
   305,000  LAKEVIEW MI COMMUNITY SCHOOLS
            GO FGIC INSURED                        6.50         05/01/06        329,772
   395,000  MERRILL MI COMMUNITY SCHOOL
            DISTRICT GO FGIC INSURED               6.50         05/01/05        424,258

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE      VALUE
MICHIGAN (continued)
$  415,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE OSF
            HEALTHCARE SYSTEM                      5.25%        11/15/06    $   408,634
   435,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE OSF
            HEALTHCARE SYSTEM                      5.38         11/15/07        428,262
   935,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE
            CHARITY OBLIGATIONS SERIES D           4.80         11/01/17        936,935
   270,000  MICHIGAN STATE HOUSING
            DEVELOPMENT AUTHORITY RENTAL
            HOUSING REVENUE SERIES A MBIA
            CREDIT SUPPORT                         5.35         10/01/02        272,130
 2,500,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE
            HARPER-GRACE HOSPITALS                 7.13         05/01/09      2,711,551
   650,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE
            HENRY FORD HOSPITAL                    9.00         05/01/04        718,465
 2,305,000  ROMULUS MI GO COMMUNITY
            SCHOOLS CAPITAL APPRECIATION
            SERIES II FGIC INSURED
            (ZERO COUPON)                          4.95{::}     05/01/22        575,535
   450,000  SCHOOLCRAFT MI COMMUNITY
            SCHOOL DISTRICT GO FGIC
            INSURED                                6.50         05/01/04        479,574

                                                                              9,432,117
                                                                            -----------
MINNESOTA - 0.45%
   160,000  ST. CLOUD MN COP MUNICIPAL
            ATHLETIC COMPLEX                       5.00         12/01/03        158,928
   170,000  ST. CLOUD MN COP MUNICIPAL
            ATHLETIC COMPLEX                       5.10         12/01/04        168,509

                                                                                327,437
                                                                            -----------
MISSOURI - 0.32%
   230,000  ST. LOUIS MO REGIONAL
            CONVENTION & SPORTS COMPLEX
            AUTHORITY REVENUE SERIES C             7.75         08/15/01        233,126
                                                                            -----------
NEBRASKA - 1.93%
   500,000  DOUGLAS COUNTY NE ZOO FACILITY
            REVENUE OMAHAS HENRY DOORLY
            ZOO PROJECT                            5.15         09/01/06        494,720
   500,000  DOUGLAS COUNTY NE ZOO FACILITY
            REVENUE OMAHAS HENRY DOORLY
            ZOO PROJECT                            5.25         09/01/07        494,285
   415,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY HOSPITAL REVENUE
            GREAT PLAINS REGIONAL MEDICAL
            CENTER PROJECT                         4.80         11/15/04        405,924

                                                                              1,394,929
                                                                            -----------
NEW YORK - 7.03%
   490,000  COUNTY OF WESTCHESTER NY IDR
            REVENUE AGR REALTY COMPANY
            PROJECT                                5.75         01/01/02        494,317
   485,000  NEW YORK STATE DORM AUTHORITY
            REVENUE CAPITAL APPRECIATION
            SERIES A FSA INSURED (ZERO
            COUPON)                                5.29{::}     07/01/05        354,550
 1,530,000  NEW YORK STATE HOUSING FINANCE
            AGENCY EFA REVENUE STATE
            UNIVERSITY CONSTRUCTION
            ESCROWED TO MATURITY USG               6.50         11/01/06      1,610,279
   235,000  NEW YORK NY GO SERIES F                5.00         08/01/03        235,500
 2,000,000  NEW YORK NY SERIES F                   5.00         08/01/06      1,976,540
   405,000  SYRACUSE NY IDR                        5.13         10/15/02        406,567

                                                                              5,077,753
                                                                            -----------
NORTH CAROLINA - 2.38%
 1,000,000  NORTH CAROLINA MUNICIPAL POWER
            AGENCY #1 CATAWBA ELECTRIC
            REVENUE                                5.75         01/01/02      1,007,870
   700,000  NORTH CAROLINA MUNICIPAL POWER
            AGENCY #1 CATAWBA ELECTRIC
            REVENUE                                5.90         01/01/03        708,225

                                                                              1,716,095
                                                                            -----------
OHIO - 2.56%
 1,285,000  AKRON OH COP SPORTS FACILITIES
            REVENUE MUNICIPAL BASEBALL
            STADIUM PROJECT
            (ZERO COUPON)                          5.32{::}     12/01/01      1,167,024
   230,000  AKRON OH COP SPORTS FACILITIES
            REVENUE MUNICIPAL BASEBALL
            STADIUM PROJECT
            (ZERO COUPON)                          6.50{::}     12/01/07        214,190

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE      VALUE
OHIO (continued)
$  415,000  OHIO STATE BUILDING AUTHORITY
            REVENUE TOLEDO GOVERNMENT
            OFFICE BUILDING                       10.13%        10/01/06    $   470,324

                                                                              1,851,538
                                                                            -----------
PENNSYLVANIA - 7.22%
   295,000  DELAWARE COUNTY PA UNIVERSITY
            REVENUE VILLANOVA UNIVERSITY           9.63         08/01/02        317,007
 1,000,000  MONTGOMERY COUNTY PA IDA PCR
            PECO ENERGY COMPANY SERIES B           5.30         10/01/34        989,600
 1,000,000  NEW CASTLE PA AREA HOSPITAL
            AUTHORITY HOSPITAL REVENUE ST.
            FRANCIS HOSPITAL SERIES A              6.50         11/15/09      1,004,960
 1,250,000  PENNSYLVANIA PA EDA REVENUE
            NORTHWESTERN HUMAN SERVICES
            SERIES A ACA INSURED                   4.88         06/01/08      1,168,700
   265,000  PHILADELPHIA PA GAS WORKS
            REVENUE THIRTEENTH SERIES              7.50         06/15/01        274,365
   385,000  PHILADELPHIA PA IDR GALLERY II
            GARAGE PROJECT                         6.13         02/15/03        383,298
 1,000,000  WINDBER PA AREA AUTHORITY
            HOSPITAL REVENUE WINDBER
            HOSPITAL PROJECT FHA INSURED
            PREREFUNDED 8/1/05 @ 102               6.50         02/01/30      1,078,660

                                                                              5,216,590
                                                                            -----------
RHODE ISLAND - 0.45%
   320,000  RHODE ISLAND STATE STUDENT
            LOAN AUTHORITY STUDENT LOAN
            REVENUE RI SERIES B
            GUARANTEED STUDENT LOANS
            CREDIT SUPPORT                         6.75         12/01/01        328,170
                                                                            -----------
SOUTH CAROLINA - 2.17%
 1,000,000  MEDICAL UNIVERSITY OF SOUTH
            CAROLINA HOSPITAL FACILITIES
            REVENUE COP HARBORVIEW OFFICE
            TOWER PROJECT                          7.38         01/01/04      1,046,560
   500,000  SOUTH CAROLINA EDUCATIONAL
            TELEVISION COMMUNITY COP
            REVENUE ETV ENDOWMENT OF SOUTH
            CAROLINA INCORPORATED FSA
            INSURED                                6.40         09/01/02        522,305

                                                                              1,568,865
                                                                            -----------
TEXAS - 14.78%
   355,000  DE SOTO TX HOUSING FINANCE
            CORPORATION MFHR WINDSOR
            FOUNDATION PROJECT SERIES A            6.13         02/01/05        371,951
 1,580,000  FORT BEND TX LEVEE IMPROVEMENT
            DISTRICT #2 GO MBIA INSURED
            (ZERO COUPON)                          4.50{::}     02/15/03      1,353,823
   535,000  GRAPE CREEK-PULLIAM TX
            INDEPENDENT SCHOOL DISTRICT
            EDUCATIONAL FACILITIES REVENUE
            PUBLIC FACILITIES CORPORATION          6.20         05/15/02        539,873
   250,000  HARLANDALE TX INDEPENDENT
            SCHOOL DISTRICT PUBLIC
            FACILITIES CORPORATION LEASE
            REVENUE EDUCATIONAL FACILITIES
            REVENUE                                5.20         10/15/06        243,625
   355,000  HEREFORD TX INDEPENDENT SCHOOL
            DISTRICT EDUCATIONAL
            FACILITIES REVENUE PUBLIC
            FACILITIES CORPORATION SCHOOL
            LEASE REVENUE                          4.60         08/15/03        349,799
   375,000  HEREFORD TX INDEPENDENT SCHOOL
            DISTRICT EDUCATIONAL
            FACILITIES REVENUE PUBLIC
            FACILITIES CORPORATION SCHOOL
            LEASE REVENUE                          4.70         08/15/04        367,935
   335,000  HOUSTON TX HOUSING FINANCE
            CORPORATION SFMR SERIES A-1            8.00         06/01/14        350,252
   110,000  HOUSTON TX HOUSING FINANCE
            CORPORATION SFMR SERIES B-1            8.00         06/01/14        115,008
   825,000  LUFKIN TX HEALTH FACILITIES
            DEVELOPMENT CORPORATION HEALTH
            SYSTEM REVENUE MEMORIAL HEALTH
            SYSTEM OF EAST TEXAS                   6.50         02/15/06        818,367
 1,160,000  LYFORD TX CONSOLIDATED
            INDEPENDENT SCHOOL DISTRICT
            EDUCATIONAL FACILITIES REVENUE         5.00         08/15/07      1,114,307
 3,100,000  MIDLAND COUNTY TX HOSPITAL
            DISTRICT REVENUE CAPITAL
            APPRECIATION AMBAC INSURED
            (ZERO COUPON)                          5.73{::}     06/01/07      2,016,240
   280,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000                 4.50         02/01/02        278,872
   295,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000                 4.50         02/01/03        292,646
   305,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000                 4.50         02/01/04        300,706
   320,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000                 4.50         02/01/05        313,453
   335,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000                 4.50         02/01/06        325,496
   350,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000                 4.50         02/01/07        337,131

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE      VALUE
TEXAS (continued)
$  387,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000                 4.50%        02/01/08    $   353,065
   385,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000                 4.63         02/01/09        367,032
   455,000  SAN ANTONIO TX HIGHER
            EDUCATION FACILITIES AUTHORITY
            REVENUE UNIVERSITY OF TEXAS AT
            SAN ANTONIO PHASE I                    6.50         11/01/01        465,893

                                                                             10,675,474
                                                                            -----------
WASHINGTON - 4.61%
   125,000  LONGVIEW WA HOUSING AUTHORITY
            REVENUE MFHR POOLED PROJECT
            FINANCING                              4.60         10/01/03        121,471
   125,000  LONGVIEW WA HOUSING AUTHORITY
            REVENUE MFHR POOLED PROJECT
            FINANCING                              4.70         10/01/04        120,658
   125,000  LONGVIEW WA HOUSING AUTHORITY
            REVENUE MFHR POOLED PROJECT
            FINANCING                              4.75         10/01/05        120,005
   125,000  LONGVIEW WA HOUSING AUTHORITY
            REVENUE MFHR POOLED PROJECT
            FINANCING                              4.75         10/01/06        118,950
   850,000  SEATTLE WA MFHR MARKET HOUSE
            ELDERLY HOUSING SERIES A               6.20         02/01/04        856,426
 2,000,000  WASHINGTON STATE HOUSING
            FINANCE COMMISSION NONPROFIT
            HOUSING REVENUE OCEAN RIDGE
            APARTMENTS PROJECT SERIES A            5.25         07/01/02      1,994,000

                                                                              3,331,510
WISCONSIN - 0.71%
   500,000  WISCONSIN HOUSING & EDA
            HOUSING REVENUE SERIES A HUD
            INSURED                                6.20         11/01/01        508,015
                                                                            -----------

                                                                             71,934,131
TOTAL MUNICIPAL BONDS (COST $72,984,704)
                                                                            -----------

SHARES      SECURITY DESCRIPTION                                               VALUE
SHORT-TERM INSTRUMENTS - 3.05%
 2,204,530  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET FUND+X+                                              2,204,530
                                                                            -----------

                                                                              2,204,530
TOTAL SHORT-TERM INSTRUMENTS
(COST $2,204,530)
                                                                            -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $75,189,234)*                        102.64% $74,138,661
OTHER ASSETS AND LIABILITIES, NET           (2.64)  (1,911,220)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $72,227,441
                                          -------  -----------

{::} YIELD TO MATURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $    101,791
GROSS UNREALIZED DEPRECIATION         (1,152,364)
                                    ------------
NET UNREALIZED DEPRECIATION         $ (1,050,573)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Development                  9%
Education                   17%
Facilities                   8%
Housing                     10%
Medical                     23%
Pollution                    1%
Utilities                   10%
General Obligation          18%
Tax-Free Money Market Fund   3%
Industrial                   1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS - 98.25%
ALABAMA - 0.79%
$3,680,000  ALABAMA STATE PUBLIC SCHOOL &
            COLLEGE AUTHORITY CAPITAL
            IMPROVEMENT REVENUE                    4.25%        11/01/18    $  2,878,496
                                                                            ------------
ALASKA - 0.37%
 1,545,000  MATANUSKA-SUSITNA BORO AK FGIC
            INSURED                                4.50         03/01/17       1,259,870
   100,000  VALDEZ AK MARINE TERMINAL
            REVENUE BP PIPELINES
            INCORPORATED PROJECT SERIES A          5.85         08/01/25          93,830

                                                                               1,353,700
                                                                            ------------
ARIZONA - 0.99%
 3,000,000  MARICOPA COUNTY AZ UNION
            SCHOOL DISTRICT #48 GO SCHOOL
            IMPROVEMENTS                           9.00         07/01/05       3,583,590
                                                                            ------------
CALIFORNIA - 3.11%
    20,000  CALIFORNIA STATE GO                    6.00         02/01/01          20,386
 1,800,000  DUARTE CA COP HEALTH CARE
            REVENUE SERIES A                       5.00         04/01/10       1,636,488
 1,750,000  LOS ANGELES CA COMMUNITY
            REDEVELOPMENT AGENCY HOUSING
            REVENUE MONTEREY HILLS
            REDEVELOPMENT PROJECT
            SERIES A                               8.20         12/01/13       1,876,192
 7,000,000  METROPOLITAN WATER DISTRICT
            SOUTHERN CALIFORNIA,
            WATERWORKS REVENUE INVERSE
            REGIONAL RESIDUAL INTEREST
            BOND SERIES PROJECT+                   6.91         08/10/18       6,868,750
 1,000,000  STUDENT EDUCATION LOAN
            MARKETING CORPORATION CA
            STUDENT LOAN REVENUE
            SERIES IV-D1 GUARANTEED BY
            STUDENT LOANS                          5.88         01/01/18         887,920

                                                                              11,289,736
                                                                            ------------
COLORADO - 8.22%
 1,930,000  ADAMS COUNTY CO SFMR
            SERIES A2                              8.70         06/01/12       2,051,705
 1,750,000  ARAPAHOE COUNTY CO UTILITIES
            REVENUE WATER & WASTEWATER
            AUTHORITY                              6.25         12/01/20       1,677,113
 2,000,000  BLACK HAWK CO BUSINESS
            IMPROVEMENTS DISTRICT SPECIAL
            ASSESSMENT SERIES H981                 7.00         12/01/11       2,015,640
 1,000,000  COLORADO HFFA REVENUE HOSPITAL
            STEAMBOAT SPRINGS HEALTH               5.75         09/15/22         839,880
 2,750,000  COLORADO HFFA REVENUE POUDRE
            VALLEY HEALTH PROJECT
            SERIES A FSA INSURED                   5.75         12/01/23       2,599,850
 1,000,000  COLORADO HFFA REVENUE
            STEAMBOAT SPRINGS HEALTH
            PROJECT                                5.70         09/15/23         831,480
 1,000,000  COLORADO HFA GO SERIES A               7.40         05/01/11       1,032,660
 1,190,000  COLORADO HFA SFMR SERIES A2            7.15         11/01/14       1,256,783
 1,500,000  COLORADO HFA SFMR SERIES B2            7.50         12/01/16       1,575,570
 1,685,000  COLORADO HFA SFMR SERIES C             7.90         12/01/24       1,799,428
 1,320,000  COLORADO HFA SFMR SERIES D1
            REMARKETED 7/15/94                     8.00         12/01/24       1,398,316
 1,000,000  COLORADO HFA SFMR SERIES D2
            REMARKETED 11/15/94                    8.13         06/01/25       1,047,780
 5,200,000  DENVER CO URBAN RENEWAL
            AUTHORITY TAX INCREMENT
            REVENUE REMARKETED 6/15/94             9.13         09/01/17       5,992,376
 3,500,000  EL PASO COUNTY CO GO SCHOOL
            DISTRICT #11 COLORADO SPRINGS          7.10         12/01/17       4,002,600
   250,000  LOGAN COUNTY CO SFMR SERIES A          8.50         11/01/11         256,650
   960,000  ADAMS COUNTY CO NORTHERN
            METROPOLITAN DISTRICT REVENUE          6.50         12/01/16         956,227
   475,000  VAIL CO SFMR SERIES 1992 A             8.13         06/01/10         509,979

                                                                              29,844,037
                                                                            ------------
CONNECTICUT - 0.01%
    40,000  CONNECTICUT STATE HFA HOUSING
            MORTGAGE FINANCE PROGRAM
            SERIES B4                              7.30         11/15/03          40,280
                                                                            ------------
FLORIDA - 0.90%
    95,000  BREVARD COUNTY FL HFA SFMR
            SERIES B                               7.00         03/01/13          97,064
 3,000,000  LAKELAND FL ELECTRIC & WATER
            REVENUE FIRST LIEN SERIES B
            FSA INSURED                            6.05         10/01/14       3,155,610

                                                                               3,252,674
                                                                            ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
GEORGIA - 1.28%
$3,500,000  ATLANTA GA WATER & WASTEWATER
            REVENUE SERIES A FGIC INSURED          5.50%        11/01/22    $  3,316,915
 1,500,000  HOUSTON COUNTY GA DEVELOPMENT
            AUTHORITY MFHR EMERALD COAST
            HOUSING SERIES A                       7.00         08/01/28       1,346,085

                                                                               4,663,000
                                                                            ------------
HAWAII - 1.71%
 6,950,000  HAWAII STATE DEPARTMENT OF
            BUDGET & FINANCE SPECIAL
            PURPOSE REVENUE THE QUEENS
            HEALTH SYSTEMS SERIES A                5.75         07/01/26       6,199,193
                                                                            ------------
IDAHO - 0.40%
   960,000  IDAHO HOUSING AGENCY SFMR
            SERIES C2 PREREFUNDED 1/1/05
            @ 102                                  6.35         07/01/15         972,422
   470,000  POCATELLO ID IDA REVENUE
            ALLOCATION TAX INCREMENT
            SERIES B                               7.25         12/01/08         467,377

                                                                               1,439,799
                                                                            ------------
ILLINOIS - 11.11%
   200,000  CHICAGO IL O'HARE
            INTERNATIONAL AIRPORT REVENUE
            SECOND LIEN SERIES A                   6.75         01/01/06         217,090
   500,000  CHICAGO IL O'HARE
            INTERNATIONAL AIRPORT SPECIAL
            FACILITIES REVENUE LUFTHANSA
            GERMAN AIRLINES PROJECT                7.13         05/01/18         520,605
35,000,000  ILLINOIS DEVELOPMENT FINANCIAL
            AUTHORITY RETIREMENT HOUSING
            REVENUE REGENCY PARK SERIES A
            (ZERO COUPON)                          6.24{::}     07/15/23       7,137,550
 1,000,000  ILLINOIS DEVELOPMENT FINANCIAL
            AUTHORITY REVENUE COMMUNITY
            REHABILITATION PROVIDERS
            SERIES A                               5.70         07/01/19         848,740
 1,120,000  ILLINOIS DEVELOPMENT FINANCIAL
            AUTHORITY REVENUE COMMUNITY
            REHABILITATION PROVIDERS
            SERIES C                               5.65         07/01/19         946,826
   950,000  ILLINOIS DEVELOPMENT FINANCIAL
            AUTHORITY REVENUE COMMUNITY
            REHABILITATION PROVIDERS
            SERIES A                               7.88         07/01/20         968,250
 1,735,000  ILLINOIS DEVELOPMENT FINANCIAL
            AUTHORITY REVENUE COMMUNITY
            REHABILITATION PROVIDERS
            SERIES A                               7.88         07/01/20       1,984,753
 4,940,000  ILLINOIS EDUCATIONAL
            FACILITIES AUTHORITY REVENUE
            CAPITAL APPRECIATION REFUNDED
            (ZERO COUPON)                          5.99{::}     07/01/14       1,937,171
 4,500,000  ILLINOIS HFFA REVENUE OSF
            HEALTHCARE SYSTEM                      6.25         11/15/29       4,195,800
 1,000,000  ILLINOIS HFFA REVENUE EDWARD
            HOSPITAL SERIES A                      5.75         02/15/09         996,420
 1,120,000  ILLINOIS HFFA REVENUE
            EDGEWATER MEDICAL CENTER
            SERIES A                               9.25         07/01/24       1,309,986
 1,025,000  LAKE COUNTY IL COMMUNITY UNIT
            SCHOOL DISTRICT #116
            EDUCATIONAL FACILITIES REVENUE
            RUND LAKE                              7.60         02/01/13       1,216,009
 7,350,000  REGIONAL TRANSPORTATION
            AUTHORITY IL SALES TAX REVENUE
            SERIES D FGIC INSURED                  7.75         06/01/19       8,817,721
 8,000,000  REGIONAL TRANSPORTATION
            AUTHORITY IL TRANSPORTATION
            REVENUE FGIC INSURED                   6.00         06/01/23       7,959,680
 1,115,000  WILL COUNTY IL USD #365 GO
            AMBAC INSURED                          7.10         12/01/10       1,270,732

                                                                              40,327,333
                                                                            ------------
INDIANA - 0.89%
 3,400,000  INDIANA TRANSPORTATION
            FINANCIAL AUTHORITY HIGHWAY
            REVENUE SERIES A AMBAC INSURED         5.25         06/01/15       3,220,888
                                                                            ------------
IOWA - 0.84%
 1,340,000  IOWA FINANCE AUTHORITY SFMR
            MORTGAGE BACKED SECURITIES
            PROGRAM SERIES B                       6.95         07/01/24       1,372,093
   200,000  IOWA FINANCE AUTHORITY SFMR
            SERIES B                               7.45         07/01/23         205,362
 1,565,000  IOWA HFFA REVENUE MERCY HEALTH
            SYSTEM SERIES V                        5.00         08/15/10       1,461,225

                                                                               3,038,680
                                                                            ------------
KANSAS - 2.07%
 3,175,000  KANSAS STATE DOT HIGHWAY
            REVENUE SERIES A                       7.25         09/01/08       3,649,028

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
KANSAS (continued)
$3,755,000  SEDGWICK & SHAWNEE COUNTIES KS
            SFMR MORTGAGE BACKED
            SECURITIES SERIES A2
            COLLATERALIZED BY GNMA                 6.70%        06/01/29    $  3,846,171

                                                                               7,495,199
                                                                            ------------
KENTUCKY - 0.03%
   120,000  KENTUCKY HOUSING CORPORATION
            HOUSING REVENUE SERIES A               6.50         07/01/17         122,021
                                                                            ------------
LOUISIANA - 1.30%
   255,000  LOUISIANA PUBLIC FACILITIES
            AUTHORITY REVENUE STUDENT LOAN
            LA OPPORTUNITY LOANS SERIES A          6.85         01/01/09         266,942
 2,000,000  LOUISIANA STADIUM & EXPOSITION
            DISTRICT HOTEL OCCUPANCY
            TAX & STADIUM REVENUE                  4.75         07/01/21       1,635,580
 5,000,000  RAPIDES PARISH LA HOUSING &
            MORTGAGE FINANCE AUTHORITY
            CAPITAL APPRECIATION REVENUE
            SERIES C (ZERO COUPON)                 7.45{::}     07/10/14       1,826,250
 2,900,000  ST BERNARD PARISH LA HOUSING
            MORTGAGE AUTHORITY SFMR
            SERIES 1992 C (ZERO COUPON)            7.65{::}     07/10/14         989,451

                                                                               4,718,223
                                                                            ------------
MARYLAND - 0.86%
 3,520,000  MARYLAND STATE ECONOMIC
            DEVELOPMENT CORPORATION
            STUDENT HOUSING REVENUE
            COLLEGIATE HOUSING
            COURTYARD A PROJECT                    5.75         06/01/31       3,131,322
                                                                            ------------
MASSACHUSETTS - 7.14%
 5,325,000  MASSACHUSETTS BAY
            TRANSPORTATION AUTHORITY
            GENERAL TRANSPORTATION SYSTEM
            REVENUE SERIES B                       6.20         03/01/16       5,574,529
 4,490,000  MASSACHUSETTS EDFA REVENUE
            SERIES C MBIA INSURED                  4.80         12/01/10       4,208,791
 2,500,000  MASSACHUSETTS STATE COLLEGE
            BUILDING AUTHORITY EDUCATIONAL
            FACILITIES REVENUE SERIES A            7.50         05/01/14       2,953,300
 2,235,000  MASSACHUSETTS STATE
            DEVELOPMENT FINANCE AGENCY
            RESOURCE RECOVERY REVENUE
            OGDEN HAVERHILL PROJECT
            SERIES B                               5.30         12/01/14       1,994,514
 2,500,000  MASSACHUSETTS STATE HEALTH &
            EDUCATIONAL FACILITIES
            AUTHORITY REVENUE CARITAS
            CHRISTI OBLIGATIONS GROUP A            5.70         07/01/15       2,174,200
 1,000,000  MASSACHUSETTS STATE HFA
            RESIDENTIAL DEVELOPMENT FNMA
            COLLATERALIZED                         6.90         11/15/21       1,052,120
 1,225,000  MASSACHUSETTS STATE HFA SFMR
            SERIES 26                              5.60         06/01/25       1,132,966
 2,500,000  MASSACHUSETTS STATE INDUSTRIAL
            FINANCE AGENCY NURSING HOME
            REVENUE FHA-UNIVERSITY COMMONS
            NURSING HOME SERIES A FHA
            INSURED                                6.65         08/01/38       2,547,975
 5,000,000  MASSACHUSETTS STATE WATER
            RESOURCES AUTHORITY SERIES A
            FSA GO                                 4.75         08/01/37       3,877,500
   380,000  NEW BEDFORD MA IDA REVENUE
            AEROVOX INCORPORATED PROJECT
            SERIES 1982                            7.42         07/01/02         382,322

                                                                              25,898,217
                                                                            ------------
MICHIGAN - 2.61%
 2,000,000  MICHIGAN STATE HFFA REVENUE
            ASCENSION HEALTH CREDIT
            SERIES A                               6.13         11/15/26       1,912,440
 3,500,000  MICHIGAN STATE HFFA REVENUE
            BOND HENRY FORD HEALTH SYSTEM
            SERIES A                               6.00         11/15/24       3,281,215
 1,000,000  MICHIGAN STATE HFFA REVENUE
            MERCY MOUNT CLEMENS SERIES A
            MBIA INSURED                           5.75         05/15/29         936,860
 2,760,000  WAYLAND MI USD GO FGIC INSURED         8.00         05/01/10       3,349,260

                                                                               9,479,775
                                                                            ------------
MINNESOTA - 0.77%
   320,000  MINNEAPOLIS ST. PAUL MN
            HOUSING FINANCE BOARD SFMR
            PHASE IX                               7.30         08/01/31         327,734
 2,575,000  MINNESOTA STATE HFA SFMR
            SERIES I                               6.05         07/01/27       2,475,142

                                                                               2,802,876
                                                                            ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
MISSISSIPPI - 0.63%
$1,500,000  MISSISSIPPI DEVELOPMENT BANK
            SPECIAL OBLIGATION CAPITAL
            PROJECTS & EQUIPMENT
            ACQUISITION SERIES A1                  5.88%        07/01/24    $  1,449,975
 2,000,000  MISSISSIPPI HOME CORPORATION
            RESIDUAL CAPITAL APPRECIATION
            REVENUE SERIES 1992 II (ZERO
            COUPON)                                7.38{::}     04/15/12         828,560

                                                                               2,278,535
                                                                            ------------
NEBRASKA - 1.09%
 1,750,000  DOUGLAS COUNTY NE ZOO FACILITY
            REVENUE HENRY DOORLY ZOO
            PROJECT                                5.88         09/01/14       1,725,342
 1,440,000  NEBRASKA EDFA REVENUE
            CREIGHTON UNIVERSITY PROJECT
            SERIES B                               4.30         09/01/08       1,319,717
   975,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY SFMR SERIES B                5.85         09/01/28         918,255

                                                                               3,963,314
                                                                            ------------
NEW HAMPSHIRE - 0.16%
   565,000  NEW HAMPSHIRE HIGHER
            EDUCATION & HEALTH FACILITIES
            AUTHORITY REVENUE NEW LONDON
            HOSPITAL ASSOCIATION PROJECT           7.00         06/01/00         568,661
                                                                            ------------
NEW JERSEY - 0.79%
 1,570,000  NEW JERSEY HEALTH CARE
            FACILITIES FINANCING AUTHORITY
            REVENUE ENGLEWOOD HOSPITAL &
            MEDICAL CENTER                         6.50         07/01/09       1,566,154
 1,250,000  NEW JERSEY STATE HOUSING &
            MORTGAGE FINANCE AGENCY MFHR
            PRESIDENTIAL PLAZA FHA INSURED         7.00         05/01/30       1,309,700

                                                                               2,875,854
                                                                            ------------
NEW MEXICO - 4.20%
 1,500,000  BERNALILLO COUNTY NM GROSS
            RECEIPTS TAX REVENUE                   5.20         04/01/21       1,358,805
 1,475,000  BERNALILLO COUNTY NM GROSS
            RECEIPTS TAX REVENUE                   5.25         04/01/27       1,319,874
 3,500,000  BERNALILLO COUNTY NM GROSS
            RECEIPTS TAX REVENUE SERIES B          5.70         04/01/27       3,376,380
 2,000,000  FARMINGTON NM PCR PUBLIC
            SERVICE REVENUE COMPANY SAN
            JUAN PROJECT SERIES D                  6.38         04/01/22       1,877,960
   725,000  HOBBS NM SFMR                          8.75         07/01/11         778,375
 6,585,000  SANTA FE COUNTY NM
            CORRECTIONAL SYSTEMS REVENUE
            FSA INSURED                            6.00         02/01/27       6,543,844

                                                                              15,255,238
                                                                            ------------
NEW YORK - 4.32%
10,000,000  METROPOLITAN TRANSPORTATION
            AUTHORITY NY TRANSPORTATION
            FACILITIES REVENUE SERIES A
            MBIA INSURED                           5.63         07/01/25       9,389,500
 2,400,000  NEW YORK CITY TRANSITIONAL
            FINANCE AUTHORITY REVENUE              4.75         05/01/23       1,963,368
 1,480,000  NEW YORK NY GO SERIES B1
            PREREFUNDED 8/15/04 @ 101              7.30         08/15/10       1,644,176
 1,340,000  NEW YORK NY GO SERIES B1
            PREREFUNDED 8/15/04 @ 101              7.38         08/15/13       1,492,773
 1,200,000  NEW YORK STATE DORM AUTHORITY
            HEALTH CARE REVENUE GOOD
            SAMARITAN HOSPITAL SUFFERN             5.50         07/01/10       1,196,220

                                                                              15,686,037
                                                                            ------------
NORTH CAROLINA - 0.99%
 4,000,000  NORTH CAROLINA EASTERN
            MUNICIPAL POWER REVENUE
            SERIES B                               5.70         01/01/17       3,587,240
                                                                            ------------
OHIO - 0.27%
 1,000,000  PIKE COUNTY OH HOSPITAL
            FACILITIES REVENUE PIKE HEALTH
            SERVICES PROJECT INCORPORATED          6.35         07/01/07         987,020
                                                                            ------------
OKLAHOMA - 0.64%
   200,000  PRYOR CREEK OK EDA MORTGAGE
            REVENUE SERIES A                       7.13         07/01/21         203,210
   385,000  TULSA COUNTY OK HFA MORTGAGE
            REVENUE GNMA COLLATERALIZED
            SERIES B                               7.55         05/01/23         394,844
   435,000  TULSA COUNTY OK HFA MORTGAGE
            REVENUE GNMA COLLATERALIZED
            SERIES C                               7.10         06/01/22         444,618

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
OKLAHOMA (continued)
$1,245,000  TULSA OK IDA REVENUE
            UNIVERSITY OF TULSA SERIES A
            MBIA INSURED                           6.00%        10/01/16    $  1,276,698

                                                                               2,319,370
                                                                            ------------
OREGON - 3.17%
10,000,000  KLAMATH FALLS OR ELECTRIC
            REVENUE LIEN-KLAMATH COGEN             6.00         01/01/25       8,870,100
 1,000,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY                   5.25         10/01/16         835,340
 2,000,000  WASHINGTON COUNTY OR HFA
            REVENUE AFFORDABLE HOUSING
            POOL SERIES A                          6.13         07/01/29       1,803,420

                                                                              11,508,860
                                                                            ------------
PENNSYLVANIA - 4.78%
 2,250,000  CHESTER COUNTY PA HEALTH &
            EDUCATION FACILITIES AUTHORITY
            REVENUE JEFFERSON HEALTH
            SYSTEM SERIES B                        5.38         05/15/27       1,873,957
 4,230,000  CUMBERLAND COUNTY PA MUNICIPAL
            AUTHORITY REVENUE CARLISLE
            HOSPITAL & HEALTH                      6.80         11/15/23       4,234,822
 1,375,000  MONTGOMERY COUNTY PA HIGHER
            EDUCATION & HEALTH AUTHORITY
            HOSPITAL REVENUE MONTGOMERY
            HOSPITAL MEDICAL CENTER
            PROJECT SERIES B                       6.60         07/01/10       1,360,164
   500,000  PENNSYLVANIA STATE HIGHER
            EDUCATION ASSISTANCE AGENCY
            STUDENT LOAN REVENUE SERIES A
            AMBAC INSURED                          7.05         10/01/16         529,775
 6,000,000  PENNSYLVANIA STATE HIGHER
            EDUCATION ASSISTANCE AGENCY
            STUDENT LOAN REVENUE SERIES A
            AMBAC INSURED+                         7.70         03/01/22       5,827,500
 4,500,000  PHILADELPHIA PA SCHOOL
            DISTRICT GO SERIES A MBIA
            INSURED                                4.50         04/01/23       3,504,150

                                                                              17,330,368
                                                                            ------------
SOUTH CAROLINA - 4.60%
10,625,000  CONNECTOR 2000 ASSOCIATION
            INCORPORATED SC TOLL ROAD
            REVENUE SOUTHERN CONNECTOR
            PROJECT SERIES A                       5.38         01/01/38       8,115,056
 3,170,000  PIEDMONT SC MUNICIPAL POWER
            AGENCY ELECTRIC REVENUE
            SERIES A                               6.55         01/01/16       3,067,989
 2,000,000  PIEDMONT SC MUNICIPAL POWER
            AGENCY ELECTRIC REVENUE
            SERIES A                               5.25         01/01/21       1,629,200
 2,420,000  PIEDMONT SC MUNICIPAL POWER
            AGENCY ELECTRIC REVENUE
            SERIES A                               6.60         01/01/21       2,336,195
 1,600,000  PIEDMONT SC MUNICIPAL POWER
            AGENCY ELECTRIC REVENUE
            SERIES A MBIA INSURED                  5.25         01/01/12       1,562,448

                                                                              16,710,888
                                                                            ------------
SOUTH DAKOTA - 1.00%
 3,500,000  SOUTH DAKOTA STATE HEFA
            REVENUE HURON REGIONAL MEDICAL
            CENTER                                 7.30         04/01/16       3,643,675
                                                                            ------------
TENNESSEE - 2.26%
 4,000,000  METROPOLITAN GOVERNMENTS OF
            NASHVILLE & DAVIDSON COUNTIES
            TN HEALTH & EDUCATION
            FACILITIES REVENUE ASCENSION
            HEALTH CREDIT SERIES A                 6.00         11/15/30       3,764,960
14,250,000  METROPOLITAN GOVERNMENTS OF
            NASHVILLE & DAVIDSON COUNTY TN
            HEALTH & EDUCATIONAL
            FACILITIES REVENUE VOLUNTEER
            HEALTH CARE (ZERO COUPON)              5.72{::}     06/01/21       3,481,418
 1,000,000  SHELBY COUNTY TN HEALTH
            EDUCATIONAL & HOUSING
            FACILITIES BOARD REVENUE MFHR
            CAMERON KIRBY                          6.00         07/01/28         950,380

                                                                               8,196,758
                                                                            ------------
TEXAS - 10.63%
   370,000  BAYTOWN TX HOUSING FINANCE
            CORPORATION SFMR SERIES 1992 A         8.50         09/01/11         398,205
 1,670,000  BEAUMONT TX HOUSING FINANCE
            CORPORATION REVENUE                    9.20         03/01/12       1,813,954
 2,900,000  BRAZOS RIVER AUTHORITY TX
            UTILITIES REVENUE HOUSTON
            INDUSTRIES INCORPORATED
            PROJECT SERIES A                       5.13         05/01/19       2,546,026
 2,000,000  COLUMBIA & BRAZORIA TX
            INDEPENDENT SCHOOL DISTRICT GO
            BOND PSFG INSURED                      4.75         02/01/25       1,613,800
 1,295,000  CORPUS CHRISTI TX HFA HOUSING
            REVENUE SERIES A MBIA INSURED          7.70         07/01/11       1,346,839

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
TEXAS (continued)
$2,395,000  DESOTO TX HOUSING FINANCE
            CORPORATION MFHR WINDSOR
            FOUNDATION PROJECT SERIES A            7.00%        02/01/25    $  2,658,498
   195,000  EL PASO TX HOUSING FINANCE
            CORPORATION SFMR SERIES A              8.75         10/01/11         209,301
 2,000,000  FORT BEND TX INDEPENDENT
            SCHOOL DISTRICT PUBLIC SCHOOL
            FINANCE INSURED                        5.38         02/15/24       1,803,960
   240,000  GALVESTON COUNTY TX PROPERTY
            FINANCE AUTHORITY INCORPORATED
            SFMR SERIES A                          8.50         09/01/11         259,339
 1,300,000  GRAPE CREEK-PULLIAM TX
            INDEPENDENT SCHOOL DISTRICT
            PUBLIC FACILITIES CORPORATION
            GO                                     7.25         05/15/21       1,349,569
 1,000,000  GULF COAST WASTE DISPOSAL
            AUTHORITY TEXAS PREREFUNDED
            3/1/08 @ 102                           5.50         09/01/17         864,160
 1,115,000  HARLANDALE TX INDEPENDENT
            SCHOOL DISTRICT PUBLIC
            FACILITIES CORPORATION LEASE
            REVENUE EDUCATIONAL FACILITIES
            REVENUE                                5.50         10/15/12       1,056,072
 4,385,000  HOUSTON TX HOUSING FINANCE
            CORPORATION SFMR SERIES A1             8.00         06/01/14       4,584,649
 2,675,000  HOUSTON TX HOUSING FINANCE
            CORPORATION SFMR SERIES B1             8.00         06/01/14       2,796,792
 1,000,000  LA PORTE TX GO INDEPENDENT
            SCHOOL DISTRICT PSFG                   4.25         02/15/18         777,560
 1,000,000  LA PORTE TX GO INDEPENDENT
            SCHOOL DISTRICT PSFG                   4.25         02/15/19         766,540
 1,595,000  LUFKIN TX HEALTH FACILITIES
            DEVELOPMENT CORPORATION HEALTH
            SYSTEM REVENUE MEMORIAL HEALTH
            SYSTEM OF EAST TEXAS                   6.88         02/15/26       1,569,193
   125,000  PORT ARTHUR TX GO                      8.50         02/15/03         138,348
 1,095,000  PORT ARTHUR TX HOUSING FINANCE
            CORPORATION SFMR                       8.70         03/01/12       1,186,356
 4,180,000  SAN ANTONIO TX HIGHER
            EDUCATION AUTHORITY
            INCORPORATED EDUCATIONAL
            FACILITIES REVENUE                     7.13         11/01/15       4,335,789
 2,220,000  SAN ANTONIO TX TEXAS
            ELECTRIC & GAS UTILITIES
            REVENUE UNREFUNDED BALANCE             5.80         02/01/06       2,298,233
 1,040,000  TEXAS ST PFA BUILDING REVENUE
            STATE PRESERVATION BOARD
            SERIES A AMBAC INSURED                 4.50         02/01/17         853,362
 2,200,000  TEXAS STATE DEPARTMENT OF
            HOUSING AND COMMUNITY AFFAIRS
            SFMR SERIES A                          8.10         09/01/15       2,400,376
   695,000  TEXOMA HOUSING FINANCE
            CORPORATION TX SFMR GNMA/FNMA
            MORTGAGED BACKED SECURITIES
            PROGRAM                                5.80         09/01/28         649,352
   300,000  TRAVIS COUNTY TX HOUSING
            FINANCE CORPORATION
            RESIDENTIAL MORTGAGE REVENUE
            GNMA/ FNMA MORTGAGE BACKED
            SERIES A                               7.00         12/01/11         308,994

                                                                              38,585,267
                                                                            ------------
UTAH - 3.01%
   250,000  SALT LAKE CITY UT
            REDEVELOPMENT AGENCY
            CERTIFICATES OF BOND DISTRICT
            NEIGHBORHOOD REDEVELOPMENT TAX
            SERIES A                               6.50         10/01/01         257,198
 2,450,000  SALT LAKE COUNTY UT EDFA
            REVENUE WESTMINSTER COLLEGE
            PROJECT                                5.75         10/01/27       2,200,516
 1,100,000  UTAH STATE BOARD REGENTS
            STUDENT LOAN REVENUE AMORTIZED
            SERIES H                               6.70         11/01/15       1,125,300
   500,000  UTAH STATE BOARD REGENTS
            STUDENT LOAN REVENUE SERIES F          7.45         11/01/08         522,495
     5,000  UTAH STATE HOUSING FINANCE
            AGENCY SFMR SERIES D2                  6.45         01/01/11           5,079
 8,500,000  WEBER COUNTY UT HOSPITAL
            REVENUE IHC HEALTH SERVICE
            INCORPORATED AMBAC INSURED             5.00         08/15/30       6,805,015

                                                                              10,915,603
                                                                            ------------
VIRGINIA - 1.31%
 3,000,000  FAIRFAX COUNTY VA
            REDEVELOPMENT & HOUSING
            AUTHORITY MFHR BURKE SHIRE
            COMMONS                                7.60         10/01/36       3,109,860
 2,000,000  POCAHONTAS PARKWAY ASSOCIATION
            VA TOLL ROAD REVENUE SERIES A          5.50         08/15/28       1,631,060

                                                                               4,740,920
                                                                            ------------
WASHINGTON - 6.70%
   100,000  ISLAND COUNTY WASHINGTON
            CONSOLIDATED SCHOOL DISTRICT
            #206 SOUTH WHIDBEY                     6.75         12/01/07         110,645
 1,748,000  KITSAP COUNTY WA HOUSING
            AUTHORITY REVENUE MFHR LOW
            INCOME HOUSING COLLATERALIZED
            BY GNMA                                7.10         08/20/16       1,952,551
 6,205,000  PORT LONGVIEW WA REVENUE
            SERIES A                               5.00         12/01/14       5,520,030
   100,000  SOUTH COLUMBIA BASIN
            IRRIGATION DISTRICT REVENUE            6.00         12/01/02         103,561
 1,100,000  VANCOUVER WA HOUSING AUTHORITY
            REVENUE SPRINGBROOK SQUARE             5.65         03/01/31         952,160

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE   MATURITY DATE       VALUE
WASHINGTON (continued)
$2,750,000  WASHINGTON PUBLIC POWER SUPPLY
            SYSTEM POWER REVENUE NUCLEAR
            PROJECT #2 SERIES A                    6.00%        07/01/07    $  2,883,458
 4,000,000  WASHINGTON STATE HOUSING
            FINANCE COMMISSION NONPROFIT
            HOUSING REVENUE OCEAN RIDGE
            APARTMENTS PROJECT SERIES A            5.25         07/01/02       3,988,000
 1,230,000  WASHINGTON STATE HOUSING
            FINANCE COMMISSION SFMR
            GNMA/FNMA COLLATERALIZED
            SERIES E                               7.10         07/01/22       1,260,898
 4,980,000  WASHINGTON STATE UNIVERSITY
            WASHINGTON EDUCATION LEASE
            REVENUE 4225 ROOSEVELT PROJECT
            SERIES A                               5.38         06/01/29       4,249,085
 3,000,000  YAKIMA COUNTY WA SCHOOL
            DISTRICT #007 GO MBIA INSURED          6.75         12/01/06       3,291,150

                                                                              24,311,538
                                                                            ------------
WASHINGTON D.C. - 1.80%
 8,300,000  WASHINGTON DC CONVENTION
            CENTER AUTHORITY DEDICATED TAX
            REVENUE                                4.75         10/01/28       6,518,239
                                                                            ------------
WISCONSIN - 0.50%
 2,000,000  WISCONSIN CENTER DISTRICT TAX
            REVENUE JR DEDICATED FSA
            INSURED                                5.25         12/15/23       1,824,940
                                                                            ------------

                                                                             356,587,364
TOTAL MUNICIPAL BONDS
(COST $366,152,425)
                                                                            ------------

SHARES      SECURITY DESCRIPTION                                                VALUE
SHORT-TERM INSTRUMENTS - 0.68%
 2,481,815  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET FUND+X+                                               2,481,815
                                                                            ------------

                                                                               2,481,815
TOTAL SHORT-TERM INSTRUMENTS
(COST $2,481,815)
                                                                            ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $368,634,240)*                        98.93% $359,069,179
OTHER ASSETS AND LIABILITIES NET             1.07     3,853,489
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $362,922,668
                                          -------  ------------

{::} YIELD TO MATURITY.
  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $  5,050,198
GROSS UNREALIZED DEPRECIATION        (14,615,259)
                                    ------------
NET UNREALIZED DEPRECIATION         $ (9,565,061)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Development                  4%
Education                   14%
Facilities                   3%
Housing                     19%
Pollution                    1%
Utilities                   13%
Tax-Free Money Market Fund   1%
General Obligation           7%
Transportation              15%
Student Loan                 4%
Medical                     19%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   OREGON TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 97.49%
GUAM - 3.72%
$1,500,000  GUAM HOUSING SINGLE FAMILY
            MORTGAGE BACKED SERIES A               5.75%       09/01/31   $ 1,404,960
                                                                          -----------
OREGON - 92.16%
 1,000,000  BENTON COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            SAMARITAN HEALTH SERVICES
            PROJECT                                5.13        10/01/28       822,500
 1,100,000  CHEMEKETA OR COMMUNITY COLLEGE
            DISTRICT FGIC INSURED                  6.00        06/01/06     1,161,930
 1,000,000  CHEMEKETA OR COMMUNITY COLLEGE
            DISTRICT SERIES B                      5.60        06/01/14     1,006,020
   250,000  CHEMEKETA OR COMMUNITY COLLEGE
            MBIA INSURED                           6.50        07/01/07       266,260
   495,000  CLACKAMAS COUNTY OR HFFA
            JENNINGS LODGE PROJECT GNMA
            COLLATERALIZED                         7.50        10/20/31       507,686
   300,000  CLACKAMAS COUNTY OR HFFA
            SISTERS OF PROVIDENCE SERIES A         6.38        10/01/05       313,196
 1,000,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            ODD FELLOWS HOME SERIES A              5.88        09/15/21       862,820
 2,070,000  COLUMBIA COUNTY OR SCHOOL
            DISTRICT NO. 502 (ZERO COUPON)         5.95{::}     06/01/15      838,785
 1,750,000  EMERALD PEOPLES OR UTILITY
            DISTRICT                               7.35        11/01/07     1,996,593
   500,000  EUGENE OR PUBLIC SAFETY
            FACILITIES                             6.00        06/01/06       527,585
 1,490,000  HILLSBORO OR HOSPITAL
            HEALTHCARE FACILITY                    5.75        10/01/12     1,424,813
 2,000,000  KLAMATH FALLS OR ELECTRIC
            REVENUE                                6.00        01/01/25     1,722,680
 2,500,000  OREGON HEALTH SCIENCES
            UNIVERSITY REVENUE (ZERO
            COUPON)                                6.25{::}     07/01/21      665,625
   750,000  OREGON STATE BOARD OF HIGHER
            EDUCATION GO SERIES C                  5.95        08/01/26       797,258
 1,000,000  OREGON STATE BOARD OF HIGHER
            EDUCATION SERIES A                     5.00        08/01/22       862,630
 2,000,000  OREGON STATE BOARD OF HIGHER
            EDUCATION SERIES D                     5.75        08/01/29     1,909,940
   595,000  OREGON STATE ECONOMIC
            DEVELOPMENT REVENUE,                   6.35        08/01/25       571,705
   480,000  OREGON STATE GO                        7.25        07/01/07       544,248
   175,000  OREGON STATE GO                        9.00        10/01/05       210,277
 1,500,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY ASPEN
            FOUNDATION                             6.13        04/15/29     1,275,000
 1,715,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES CEDARWEST HOUSING
            PROJECT SERIES A                       4.75        01/01/30     1,616,388
 2,650,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CUTURAL
            FACILITIES AUTHORITY                   5.25        10/01/16     2,252,765
 2,530,000  OREGON STATE HOUSING &
            COMMUNITY SERVICES SERIES B            5.45        07/01/29     2,252,560
 1,000,000  OREGON STATE VETERANS WELFARE
            SERIES 77                              5.30        10/01/29       885,720
 1,000,000  PORTLAND OR AIRPORT REVENUE
            INTERNATIONAL AIRPORT SERIES B         5.50        07/01/18       938,030
 1,000,000  PORTLAND OR MFHR SERIES A              5.10        01/01/27       853,750
 1,000,000  PORTLAND OR SEWER SYSTEM
            REVENUE SERIES A                       4.50        06/01/18       818,750
 1,000,000  PORTLAND OR ST. HELENS PCR
            GENERAL ELECTRIC COMPANY
            PROJECT SERIES A                       5.25        08/01/14       921,040
 1,000,000  PORTLAND ORE HOUSING AUTHORITY
            REVENUE LA TOURELLE APARTMENTS
            SERIES A                               6.25        01/01/30       903,960
   845,000  PORTLAND OREGON GO SERIES A            4.88        06/01/18       727,840
 1,000,000  WASHINGTON COUNTY OR MFHR              6.00        05/01/32       957,520
 2,000,000  WASHINGTON COUNTY OR UNIFIED
            SEWER AGENCY REVENUE FGIC
            INSURED                                5.50        10/01/13     1,989,680
 1,000,000  WASHINGTON COUNTY OR UNIFIED
            SEWER AGENCY REVENUE SERIES A          6.13        07/01/29       881,250
   550,000  WESTERN LANE OR HFFA REVENUE
            SISTERS OF ST. JOSEPH PEACE
            SERVICES MBIA INSURED                  5.63        08/01/07       567,720

                                                                           34,854,524
                                                                          -----------
PUERTO RICO - 1.61%
    40,000  COMMONWEALTH OF PUERTO RICO
            AQUEDUCT & SEWER REVENUE              10.25        07/01/09        50,352
   295,000  COMMONWEALTH OF PUERTO RICO
            MFHR LOC - GOVERNMENT
            DEVELOPMENT BANK OF PUERTO
            RICO                                   7.50        04/01/22       301,770

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   OREGON TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
PUERTO RICO (continued)
$  250,000  COMMONWEALTH OF PUERTO RICO
            SFMR SERIES B GNMA INSURED             7.50%       10/15/12   $   257,228

                                                                              609,350
                                                                          -----------

                                                                           36,868,834
TOTAL MUNICIPAL BONDS (COST $39,457,914)
                                                                          -----------

SHARES      SECURITY DESCRIPTION                                             VALUE
SHORT-TERM INSTRUMENTS - 1.26%
   475,877  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET TRUST FUND+X+                                        475,877
                                                                          -----------

                                                                              475,877
TOTAL SHORT-TERM INSTRUMENTS (COST
$475,877)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $39,933,791)* (NOTES 1 AND 3)         98.75% $37,344,711
OTHER ASSETS AND LIABILITIES, NET            1.25      474,268
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $37,818,979
                                          -------  -----------

{::} YIELD TO MATURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $    164,398
GROSS UNREALIZED DEPRECIATION         (2,753,478)
                                    ------------
NET UNREALIZED DEPRECIATION         $ (2,589,080)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Airport                 3%
General Obligation     24%
Development             2%
Medical                22%
Higher Education        2%
Multifamily Housing    15%
Pollution               2%
Single Family Housing  10%
School District         2%
Power                   5%
Utilities              13%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

TAX-FREE FUNDS         STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

                                          CALIFORNIA
                               ARIZONA  LIMITED TERM
                              TAX-FREE      TAX-FREE
----------------------------------------------------

ASSETS
INVESTMENTS
  IN SECURITIES, AT
    MARKET VALUE (SEE
    COST BELOW)..........  $16,653,931  $40,650,997
  CASH...................      243,103      375,796
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........      122,271      394,556
  RECEIVABLE FOR
    INVESTMENTS SOLD.....       25,979      113,145
  RECEIVABLE FOR FUND
    SHARES ISSUED........            0            0
  ORGANIZATION COST, NET
    OF AMORTIZATION......            0            0
  PREPAID EXPENSES AND
    OTHER ASSETS.........        8,437        3,621
                           -----------  -----------
TOTAL ASSETS.............   17,053,721   41,538,115
                           -----------  -----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED............            0            0
  DIVIDENDS PAYABLE......       74,188      147,570
  PAYABLE FOR FUND SHARES
    REDEEMED.............            0           24
  PAYABLE FOR INVESTMENT
    ADVISER AND
    AFFILIATES...........        6,946       10,908
  PAYABLE TO OTHER
    RELATED PARTIES......        1,745       10,134
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....       89,743      131,859
                           -----------  -----------
TOTAL LIABILITIES........      172,622      300,495
                           -----------  -----------
TOTAL NET ASSETS.........  $16,881,099  $41,237,620
                           -----------  -----------

NET ASSETS CONSIST OF
----------------------------------------------------
  PAID-IN CAPITAL........  $18,134,087  $41,731,173
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME....            0            0
  UNDISTRIBUTED NET
    REALIZED GAIN (LOSS)
    ON INVESTMENTS.......      (11,788)      (6,708)
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........   (1,241,200)    (486,845)
                           -----------  -----------
TOTAL NET ASSETS.........  $16,881,099  $41,237,620
                           -----------  -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
PER SHARE
----------------------------------------------------
NET ASSETS - CLASS A.....  $ 5,275,663  $37,626,197
SHARES OUTSTANDING -
  CLASS A................      552,832    3,741,539
NET ASSET VALUE PER SHARE
  - CLASS A..............  $      9.54  $     10.06
MAXIMUM OFFERING PRICE
  PER SHARE - CLASS A
  (1)....................  $      9.99  $     10.53
NET ASSETS - CLASS B.....  $ 2,217,453          N/A
SHARES OUTSTANDING -
  CLASS B................      240,890          N/A
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........  $      9.21          N/A
NET ASSETS - CLASS C.....          N/A          N/A
SHARES OUTSTANDING -
  CLASS C................          N/A          N/A
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS C........          N/A          N/A
NET ASSETS -
  INSTITUTIONAL CLASS....  $ 9,387,983  $ 3,611,423
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....      983,314      364,892
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - INSTITUTIONAL
  CLASS..................  $      9.55  $      9.90
                           -----------  -----------

INVESTMENT AT COST
  (NOTE 10)..............  $17,895,131  $41,137,842
                           -----------  -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 1999 (UNAUDITED)   TAX-FREE
FUNDS
--------------------------------------------------------------------------------

                                                         MINNESOTA                   NATIONAL
                             CALIFORNIA     COLORADO  INTERMEDIATE    MINNESOTA  LIMITED TERM      NATIONAL       OREGON
                               TAX-FREE     TAX-FREE      TAX-FREE     TAX-FREE      TAX-FREE      TAX-FREE     TAX-FREE
------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS
  IN SECURITIES, AT
    MARKET VALUE (SEE
    COST BELOW)..........  $577,683,302  $88,650,541  $196,044,095  $73,362,460  $74,138,661   $359,069,179  $37,344,711
  CASH...................     1,960,014            0           207            0            0              0      365,321
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........     7,925,518      935,874     3,622,360    1,407,110    1,055,254      6,705,530      372,562
  RECEIVABLE FOR
    INVESTMENTS SOLD.....             0            0             0      166,501            0              0            0
  RECEIVABLE FOR FUND
    SHARES ISSUED........     1,750,530      433,100       305,752      952,133    1,246,570        544,350      135,347
  ORGANIZATION COST, NET
    OF AMORTIZATION......             0            0         1,604            0            0              0        4,220
  PREPAID EXPENSES AND
    OTHER ASSETS.........         2,759            0             0            0            0          3,021        2,911
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------
TOTAL ASSETS.............   589,322,123   90,019,515   199,974,018   75,888,204   76,440,485    366,322,080   38,225,072
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED............             0      819,429             0            0    3,893,521         93,363            0
  DIVIDENDS PAYABLE......     2,560,569      282,699       864,711      182,235      204,472      1,460,019      169,079
  PAYABLE FOR FUND SHARES
    REDEEMED.............       697,893      858,449        38,697      359,472       40,569      1,371,409      136,108
  PAYABLE FOR INVESTMENT
    ADVISER AND
    AFFILIATES...........       365,925       29,280        89,251       20,761       27,308        183,086       13,033
  PAYABLE TO OTHER
    RELATED PARTIES......       409,935       14,825        10,893       23,319        5,954         31,142       17,438
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....       272,538       33,671        40,608       63,651       41,220        260,393       70,435
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------
TOTAL LIABILITIES........     4,306,860    2,038,353     1,044,160      649,438    4,213,044      3,399,412      406,093
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------
TOTAL NET ASSETS.........  $585,015,263  $87,981,162  $198,929,858  $75,238,766  $72,227,441   $362,922,668  $37,818,979
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........  $593,929,322  $93,957,695  $201,040,544  $80,757,717  $74,377,571   $388,641,054  $40,646,385
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME....             0            0            (5)     (43,359)     (61,237)             0            0
  UNDISTRIBUTED NET
    REALIZED GAIN (LOSS)
    ON INVESTMENTS.......    (1,511,284)  (3,143,359)     (697,783)  (1,636,307)  (1,038,320)   (16,153,325)    (238,326)
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........    (7,402,775)  (2,833,174)   (1,412,898)  (3,839,285)  (1,050,573)    (9,565,061)  (2,589,080)
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------
TOTAL NET ASSETS.........  $585,015,263  $87,981,162  $198,929,858  $75,238,766  $72,227,441   $362,922,668  $37,818,979
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.....  $398,525,341  $34,852,783           N/A  $32,041,472          N/A   $ 68,933,185  $22,773,513
SHARES OUTSTANDING -
  CLASS A................    38,057,003    3,598,776           N/A    3,210,347          N/A      7,197,568    1,513,799
NET ASSET VALUE PER SHARE
  - CLASS A..............  $      10.47  $      9.68           N/A  $      9.98          N/A   $       9.58  $     15.04
MAXIMUM OFFERING PRICE
  PER SHARE - CLASS A
  (1)....................  $      10.96  $     10.14           N/A  $     10.45          N/A   $      10.03  $     15.75
NET ASSETS - CLASS B.....  $120,951,436  $ 8,364,198           N/A  $18,264,420          N/A   $ 19,983,473  $10,193,131
SHARES OUTSTANDING -
  CLASS B................    11,331,836      862,567           N/A    1,830,314          N/A      2,086,458    1,106,029
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........  $      10.67  $      9.70           N/A  $      9.98          N/A   $       9.58  $      9.22
NET ASSETS - CLASS C.....  $ 20,674,297          N/A           N/A          N/A          N/A   $  6,594,773          N/A
SHARES OUTSTANDING -
  CLASS C................     1,936,684          N/A           N/A          N/A          N/A        688,515          N/A
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS C........  $      10.68          N/A           N/A          N/A          N/A   $       9.58          N/A
NET ASSETS -
  INSTITUTIONAL CLASS....  $ 44,864,189  $44,764,181  $198,929,858  $24,932,874  $72,227,441   $267,411,237  $ 4,852,334
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....     4,274,043    4,621,344    21,124,250    2,497,972    7,066,811     27,907,280      322,596
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - INSTITUTIONAL
  CLASS..................  $      10.50  $      9.69  $       9.42  $      9.98  $     10.22   $       9.58  $     15.04
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------

INVESTMENT AT COST
  (NOTE 10)..............  $585,086,077  $91,483,715  $197,456,993  $77,201,745  $75,189,234   $368,634,240  $39,933,791
                           ------------  -----------  ------------  -----------  -----------   ------------  -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS              STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
DECEMBER 31, 1999  (UNAUDITED)
--------------------------------------------------------------------------------

                                         CALIFORNIA
                              ARIZONA  LIMITED TERM    CALIFORNIA
                             TAX-FREE      TAX-FREE      TAX-FREE
-----------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $  458,058  $  1,052,853  $ 17,987,378
                           ----------  ------------  ------------
TOTAL INVESTMENT
  INCOME.................     458,058     1,052,853    17,987,378
                           ----------  ------------  ------------

EXPENSES
  ADVISORY FEES..........      38,314       108,446     1,522,727
  ADMINISTRATION FEES....      12,584        35,123       486,337
  SHAREHOLDER SERVICING
    FEES.................      16,858        63,032       890,069
  PORTFOLIO ACCOUNTING
    FEES.................      12,719        30,145        84,425
  CUSTODY................       1,487         4,482        58,066
  TRANSFER AGENT
    A SHARES.............       2,317        26,248       132,264
    B SHARES.............         841           N/A        43,036
    C SHARES.............         N/A           N/A         6,089
    I SHARES.............         473           419         2,924
  DISTRIBUTION FEES
    B SHARES.............       6,906           N/A       459,635
    C SHARES.............         N/A           N/A        84,257
  AMORTIZATION OF
    ORGANIZATION COSTS...           0             0             0
  LEGAL AND AUDIT FEES...       4,192        17,058        40,780
  REGISTRATION FEES......       5,903         2,090        60,404
  DIRECTORS' FEES........       1,107         1,864           994
  SHAREHOLDER REPORTS....       4,629        16,219        64,373
  OTHER..................         230         8,416        41,838
                           ----------  ------------  ------------
TOTAL EXPENSES...........     108,560       313,542     3,978,218
                           ----------  ------------  ------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (42,693)     (140,986)     (972,059)
  NET EXPENSES...........      65,867       172,556     3,006,159
                           ----------  ------------  ------------
NET INVESTMENT INCOME
  (LOSS).................     392,191       880,297    14,981,219
                           ----------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............    (132,654)     (113,902)   (1,854,461)
                           ----------  ------------  ------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......    (132,654)     (113,902)   (1,854,461)
                           ----------  ------------  ------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............    (957,678)     (432,449)  (27,876,563)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............    (957,678)     (432,449)  (27,876,563)
                           ----------  ------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  (1,090,332)     (546,351)  (29,731,024)
                           ----------  ------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $ (698,141) $    333,946  $(14,749,805)
                           ----------  ------------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
64

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
 (UNAUDITED)                                                      TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                           MINNESOTA                   NATIONAL
                              COLORADO  INTERMEDIATE    MINNESOTA  LIMITED TERM      NATIONAL       OREGON
                              TAX-FREE      TAX-FREE     TAX-FREE      TAX-FREE      TAX-FREE     TAX-FREE
----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $ 2,868,419  $  6,019,156  $ 2,362,316  $  2,029,351  $ 11,108,584  $ 1,137,749
                           -----------  ------------  -----------  ------------  ------------  -----------
TOTAL INVESTMENT
  INCOME.................    2,868,419     6,019,156    2,362,316     2,029,351    11,108,584    1,137,749
                           -----------  ------------  -----------  ------------  ------------  -----------

EXPENSES
  ADVISORY FEES..........      227,425       314,571      194,235       187,197       854,049       94,590
  ADMINISTRATION FEES....       55,631       123,073       47,323        45,779       211,886       30,527
  SHAREHOLDER SERVICING
    FEES.................       17,066             0       20,025             0        37,021       48,254
  PORTFOLIO ACCOUNTING
    FEES.................       37,089        28,774       35,612        27,465        46,921       31,169
  CUSTODY................        9,709        19,203        8,267         8,003        29,412        3,597
  TRANSFER AGENT
    A SHARES.............       35,279           N/A       34,023           N/A        42,240        8,663
    B SHARES.............       10,061           N/A       19,777           N/A        17,439        3,719
    C SHARES.............          N/A           N/A          N/A           N/A           397          N/A
    I SHARES.............       43,494       196,335       24,714        73,058       264,515          303
  DISTRIBUTION FEES
    B SHARES.............       37,775           N/A       74,758           N/A        70,057       39,020
    C SHARES.............          N/A           N/A          N/A           N/A         7,368          N/A
  AMORTIZATION OF
    ORGANIZATION COSTS...            0           293            0             0             0        1,291
  LEGAL AND AUDIT FEES...        9,966        12,310       10,410         8,813        14,247        7,077
  REGISTRATION FEES......        3,428         7,241        3,201         9,470        26,558        3,773
  DIRECTORS' FEES........        1,394         2,042        1,321         1,316         2,822        1,285
  SHAREHOLDER REPORTS....        8,114         5,786        7,608         2,630        20,909        8,300
  OTHER..................       23,172        23,816       29,660        17,703        39,885        2,805
                           -----------  ------------  -----------  ------------  ------------  -----------
TOTAL EXPENSES...........      519,603       733,444      510,934       381,434     1,685,726      284,373
                           -----------  ------------  -----------  ------------  ------------  -----------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (189,883)      (88,798)    (187,624)     (132,389)     (479,534)    (101,643)
  NET EXPENSES...........      329,720       644,646      323,310       249,045     1,206,192      182,730
                           -----------  ------------  -----------  ------------  ------------  -----------
NET INVESTMENT INCOME
  (LOSS).................    2,538,699     5,374,510    2,039,006     1,780,306     9,902,392      955,019
                           -----------  ------------  -----------  ------------  ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............   (2,373,083)     (555,396)  (1,340,844)     (392,058)  (13,353,463)    (220,941)
                           -----------  ------------  -----------  ------------  ------------  -----------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   (2,373,083)     (555,396)  (1,340,844)     (392,058)  (13,353,463)    (220,941)
                           -----------  ------------  -----------  ------------  ------------  -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............   (3,471,553)   (6,735,825)  (4,590,246)     (855,495)  (10,038,012)  (2,432,868)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............   (3,471,553)   (6,735,825)  (4,590,246)     (855,495)  (10,038,012)  (2,432,868)
                           -----------  ------------  -----------  ------------  ------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   (5,844,636)   (7,291,221)  (5,931,090)   (1,247,553)  (23,391,475)  (2,653,809)
                           -----------  ------------  -----------  ------------  ------------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $(3,305,937) $ (1,916,711) $(3,892,084) $    532,753  $(13,489,083) $(1,698,790)
                           -----------  ------------  -----------  ------------  ------------  -----------

TAX-FREE FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    CALIFORNIA LIMITED TERM
                                    ARIZONA TAX-FREE                        TAX-FREE
                           ----------------------------------  ----------------------------------
                                  (UNAUDITED)                         (UNAUDITED)
                                      FOR THE         FOR THE             FOR THE         FOR THE
                             SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                            DECEMBER 31, 1999   JUNE 30, 1999   DECEMBER 31, 1999   JUNE 30, 1999
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      16,357,454   $  18,061,481   $      48,931,231   $  61,728,391
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................            392,191         754,972             880,297       2,085,362
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........           (132,654)        165,623            (113,902)        622,402
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....           (957,678)       (777,937)           (432,449)       (878,441)
                           -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........           (698,141)        142,658             333,946       1,829,323
                           -----------------   -------------   -----------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............           (122,345)       (233,455)           (764,785)     (1,776,173)
    CLASS B..............            (37,072)        (59,487)                N/A             N/A
    CLASS C..............                N/A             N/A                 N/A             N/A
    CLASS I..............           (232,774)       (462,030)           (115,512)       (309,189)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............            (11,159)        (97,543)           (186,686)       (542,011)
    CLASS B..............             (4,699)        (29,680)                N/A             N/A
    CLASS C..............                N/A             N/A                 N/A             N/A
    CLASS I..............            (19,999)       (191,837)            (17,677)        (97,377)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......            887,668         647,835           2,268,257       4,881,920
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             99,811         293,582             798,852       2,120,491
  COST OF SHARES REDEEMED
    - CLASS A............           (592,924)       (811,959)         (6,067,935)    (19,138,662)
                           -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................            394,555         129,458          (3,000,826)    (12,136,251)
                           -----------------   -------------   -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......            762,420         144,233                 N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             28,897          73,077                 N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS B............            (28,182)       (231,481)                N/A             N/A
                           -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................            763,135         (14,171)                N/A             N/A
                           -----------------   -------------   -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A             N/A                 N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A                 N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A             N/A                 N/A             N/A
                           -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A             N/A                 N/A             N/A
                           -----------------   -------------   -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......          2,038,467       1,304,525              51,262       1,894,102
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............             20,011          16,058              51,850         159,068
  COST OF SHARES REDEEMED
    - CLASS I............         (1,566,334)     (2,208,523)         (4,045,183)     (1,818,652)
                           -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................            492,144        (887,940)         (3,942,071)        234,518
                           -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........            523,645      (1,704,027)         (7,693,611)    (12,797,160)
                           -----------------   -------------   -----------------   -------------

NET ASSETS:
-------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $      16,881,099   $  16,357,454   $      41,237,620   $  48,931,231

SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............             90,866          60,592             222,779         464,420
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             10,187          27,319              78,623         201,790
  SHARES REDEEMED -
    CLASS A..............            (58,908)        (76,307)           (595,850)     (1,820,898)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             42,145          11,604            (294,448)     (1,154,688)
  SHARES SOLD -
    CLASS B..............             80,293          14,067                 N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............              3,064           7,044                 N/A             N/A
  SHARES REDEEMED -
    CLASS B..............             (2,967)        (22,372)                N/A             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             80,390          (1,261)                N/A             N/A
  SHARES SOLD -
    CLASS C..............                N/A             N/A                 N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A                 N/A             N/A
  SHARES REDEEMED -
    CLASS C..............                N/A             N/A                 N/A             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A             N/A                 N/A             N/A
  SHARES SOLD -
    CLASS I..............            203,739         121,329               5,123         183,590
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............              2,054           1,497               5,189          15,379
  SHARES REDEEMED -
    CLASS I..............           (157,005)       (207,137)           (403,466)       (177,118)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................             48,788         (84,311)           (393,154)         21,851

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $               0   $           0   $               0   $           0
                           -----------------   -------------   -----------------   -------------

STATEMENTS OF CHANGES IN NET ASSETS                               TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                       CALIFORNIA                                   COLORADO
                                        TAX-FREE                                    TAX-FREE
                           ----------------------------------  --------------------------------------------------
                                  (UNAUDITED)                         (UNAUDITED)
                                      FOR THE         FOR THE             FOR THE          FOR THE        FOR THE
                             SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED  ONE MONTH ENDED     YEAR ENDED
                            DECEMBER 31, 1999   JUNE 30, 1999   DECEMBER 31, 1999    JUNE 30, 1999   MAY 31, 1999
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     687,148,448   $  690,330,349  $      99,125,823   $    99,793,812  $ 75,751,613
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................         14,981,219       30,366,138          2,538,699           393,016     4,092,169
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........         (1,854,461)       2,704,577         (2,373,083)         (344,710)      501,049
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....        (27,876,563)     (17,269,155)        (3,471,553)       (2,033,191)   (1,664,572)
                           -----------------   --------------  -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........        (14,749,805)      15,801,560         (3,305,937)       (1,984,885)    2,928,646
                           -----------------   --------------  -----------------   ---------------  ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............        (10,545,323)     (21,777,566)        (1,010,620)         (159,400)   (1,824,431)
    CLASS B..............         (2,621,401)      (4,443,330)          (230,338)          (37,423)     (386,596)
    CLASS C..............           (457,195)        (542,049)               N/A               N/A           N/A
    CLASS I..............         (1,357,300)      (3,603,193)        (1,297,741)         (196,193)   (1,881,142)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............         (1,043,080)      (6,286,449)           (29,343)                0      (131,438)
    CLASS B..............           (317,133)      (1,503,850)            (6,798)                0       (32,338)
    CLASS C..............            (54,401)        (163,585)               N/A                 0           N/A
    CLASS I..............           (123,720)      (1,005,446)           (37,768)                0      (135,528)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         12,051,603       47,645,429          2,375,448           543,289     8,062,435
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          7,066,622       19,237,556            794,438           122,356     1,484,203
  COST OF SHARES REDEEMED
    - CLASS A............        (60,852,667)     (89,510,989)        (5,075,212)         (607,233)   (3,272,343)
                           -----------------   --------------  -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        (41,734,442)     (22,628,004)        (1,905,326)           58,412     6,274,295
                           -----------------   --------------  -----------------   ---------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          9,926,067       43,726,476            736,547           342,246     2,711,082
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          2,179,977        4,875,202            167,186            27,302       283,211
  COST OF SHARES REDEEMED
    - CLASS B............        (14,576,039)     (14,057,410)        (2,889,301)          (56,299)   (1,091,277)
                           -----------------   --------------  -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................         (2,469,995)      34,544,268         (1,985,568)          313,249     1,903,016
                           -----------------   --------------  -----------------   ---------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          3,569,229       16,190,204                N/A               N/A           N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            397,672          530,761                N/A               N/A           N/A
  COST OF SHARES REDEEMED
    - CLASS C............         (4,457,431)      (1,948,559)               N/A               N/A           N/A
                           -----------------   --------------  -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................           (490,530)      14,772,406                N/A               N/A           N/A
                           -----------------   --------------  -----------------   ---------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......          2,449,961       14,893,157          9,761,327         2,077,373    25,981,176
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............            255,414        1,797,154             50,996            20,222        99,412
  COST OF SHARES REDEEMED
    - CLASS I............        (28,874,235)     (23,036,974)       (11,147,545)         (759,344)   (8,752,873)
                           -----------------   --------------  -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................        (26,168,860)      (6,346,663)        (1,335,222)        1,338,251    17,327,715
                           -----------------   --------------  -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       (102,133,185)      (3,181,901)       (11,144,661)         (667,989)   24,042,199
                           -----------------   --------------  -----------------   ---------------  ------------

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $     585,015,263   $  687,148,448  $      87,981,162   $    99,125,823  $ 99,793,812

SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............          1,120,776        4,192,958            237,080            52,172       766,228
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            660,402        1,682,888             79,968            11,879       116,262
  SHARES REDEEMED -
    CLASS A..............         (5,669,665)      (7,857,450)          (510,958)          (58,698)     (298,588)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (3,888,487)      (1,981,604)          (193,910)            5,353       583,902
  SHARES SOLD -
    CLASS B..............            899,491        3,748,414             72,905            32,731       258,066
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            199,987          418,683             16,786             2,648        20,601
  SHARES REDEEMED -
    CLASS B..............         (1,330,868)      (1,209,247)          (289,857)           (5,424)     (101,120)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           (231,390)       2,957,850           (200,166)           29,955       177,547
  SHARES SOLD -
    CLASS C..............            324,135        1,394,343                N/A               N/A           N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             36,471           45,685                N/A               N/A           N/A
  SHARES REDEEMED -
    CLASS C..............           (407,368)        (167,903)               N/A               N/A           N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            (46,762)       1,272,125                N/A               N/A           N/A
  SHARES SOLD -
    CLASS I..............            227,663        1,297,153            979,805           200,981     2,654,052
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............             23,876          156,818              5,062             1,963         7,663
  SHARES REDEEMED -
    CLASS I..............         (2,651,937)      (2,020,715)        (1,129,631)          (73,332)   (1,049,402)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         (2,400,398)        (566,744)          (144,764)          129,612     1,612,313

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $               0   $            0  $               0   $             0  $          0
                           -----------------   --------------  -----------------   ---------------  ------------

                                         MINNESOTA INTERMEDIATE
                                                TAX-FREE
                           --------------------------------------------------
                                  (UNAUDITED)
                                      FOR THE          FOR THE        FOR THE
                             SIX MONTHS ENDED  ONE MONTH ENDED     YEAR ENDED
                            DECEMBER 31, 1999    JUNE 30, 1999   MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $     219,258,472   $   222,953,296  $ 209,685,097
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................          5,374,510           895,343     10,472,818
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........           (555,396)          (47,325)       210,070
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....         (6,735,825)       (3,578,156)    (2,375,879)
                           -----------------   ---------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         (1,916,711)       (2,730,138)     8,307,009
                           -----------------   ---------------  -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                N/A               N/A            N/A
    CLASS B..............                N/A               N/A            N/A
    CLASS C..............                N/A               N/A            N/A
    CLASS I..............         (5,374,510)         (895,343)   (10,472,823)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                N/A               N/A            N/A
    CLASS B..............                N/A               N/A            N/A
    CLASS C..............                N/A               N/A            N/A
    CLASS I..............             (5,317)                0       (538,545)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                N/A               N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                N/A               N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS A............                N/A               N/A            N/A
                           -----------------   ---------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                N/A               N/A            N/A
                           -----------------   ---------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                N/A               N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A               N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS B............                N/A               N/A            N/A
                           -----------------   ---------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                N/A               N/A            N/A
                           -----------------   ---------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A               N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A               N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A               N/A            N/A
                           -----------------   ---------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A               N/A            N/A
                           -----------------   ---------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......         11,206,348         2,116,402     35,117,941
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............            305,614            51,123        908,892
  COST OF SHARES REDEEMED
    - CLASS I............        (24,544,038)       (2,236,868)   (20,054,275)
                           -----------------   ---------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................        (13,032,076)          (69,343)    15,972,558
                           -----------------   ---------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        (20,328,614)       (3,694,824)    13,268,199
                           -----------------   ---------------  -------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......  $     198,929,858   $   219,258,472  $ 222,953,296
SHARES ISSUED AND REDEEME
  SHARES SOLD -
    CLASS A..............                N/A               N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                N/A               N/A            N/A
  SHARES REDEEMED -
    CLASS A..............                N/A               N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                N/A               N/A            N/A
  SHARES SOLD -
    CLASS B..............                N/A               N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A               N/A            N/A
  SHARES REDEEMED -
    CLASS B..............                N/A               N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                N/A               N/A            N/A
  SHARES SOLD -
    CLASS C..............                N/A               N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A               N/A            N/A
  SHARES REDEEMED -
    CLASS C..............                N/A               N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A               N/A            N/A
  SHARES SOLD -
    CLASS I..............          1,167,079           215,513      3,498,378
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............             31,962             5,243         82,447
  SHARES REDEEMED -
    CLASS I..............         (2,566,385)         (228,040)    (1,992,667)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         (1,367,344)           (7,284)     1,588,158
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $              (5)  $            (5) $          (5)
                           -----------------   ---------------  -------------

TAX-FREE FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               MINNESOTA
                                                TAX-FREE
                           --------------------------------------------------
                                  (UNAUDITED)
                                      FOR THE          FOR THE        FOR THE
                             SIX MONTHS ENDED  ONE MONTH ENDED     YEAR ENDED
                            DECEMBER 31, 1999    JUNE 30, 1999   MAY 31, 1999
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      85,701,768   $    87,008,863  $ 70,881,856
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................          2,039,006           319,580     3,491,338
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........         (1,340,844)         (162,826)      216,836
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....         (4,590,246)       (1,579,990)     (920,274)
                           -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         (3,892,084)       (1,423,236)    2,787,900
                           -----------------   ---------------  ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............           (921,227)         (145,466)   (1,672,985)
    CLASS B..............           (435,810)          (69,305)     (758,676)
    CLASS C..............                N/A               N/A           N/A
    CLASS I..............           (681,968)         (104,809)   (1,061,276)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............            (32,942)                0       (32,277)
    CLASS B..............            (17,762)                0       (17,801)
    CLASS C..............                N/A               N/A           N/A
    CLASS I..............            (24,138)                0       (20,012)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          2,439,318           431,418     9,934,681
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            647,835           102,632     1,117,394
  COST OF SHARES REDEEMED
    - CLASS A............         (5,577,153)         (887,055)   (6,075,592)
                           -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (2,490,000)         (353,005)    4,976,483
                           -----------------   ---------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......            801,998           744,032     7,870,849
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            345,502            52,334       531,439
  COST OF SHARES REDEEMED
    - CLASS B............         (2,798,163)         (491,100)   (3,243,082)
                           -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................         (1,650,663)          305,266     5,159,206
                           -----------------   ---------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A               N/A           N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A               N/A           N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A               N/A           N/A
                           -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A               N/A           N/A
                           -----------------   ---------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......          3,730,171           929,145    10,924,972
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............            159,923            31,248       290,837
  COST OF SHARES REDEEMED
    - CLASS I............         (4,206,502)         (476,933)   (4,449,364)
                           -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................           (316,408)          483,460     6,766,445
                           -----------------   ---------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        (10,463,002)       (1,307,095)   16,127,007
                           -----------------   ---------------  ------------

NET ASSETS:
-----------------------------------------------------------------------------
  ENDING NET ASSETS......  $      75,238,766   $    85,701,768  $ 87,008,863

SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............            236,683            39,870       922,167
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             63,046             9,556        83,650
  SHARES REDEEMED -
    CLASS A..............           (546,753)          (82,316)     (556,377)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           (247,024)          (32,890)      449,440
  SHARES SOLD -
    CLASS B..............             77,083            68,928       719,314
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             33,642             4,869        36,310
  SHARES REDEEMED -
    CLASS B..............           (269,776)          (45,705)     (292,516)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           (159,051)           28,092       463,108
  SHARES SOLD -
    CLASS C..............                N/A               N/A           N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A               N/A           N/A
  SHARES REDEEMED -
    CLASS C..............                N/A               N/A           N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A               N/A           N/A
  SHARES SOLD -
    CLASS I..............            362,293            85,769       987,346
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............             15,528             2,910        21,678
  SHARES REDEEMED -
    CLASS I..............           (411,540)          (44,102)     (398,588)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................            (33,719)           44,577       610,436

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         (43,359)  $       (43,360) $    (43,360)
                           -----------------   ---------------  ------------

STATEMENTS OF CHANGES IN NET ASSETS                               TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                         NATIONAL LIMITED TERM                                NATIONAL
                                                TAX-FREE                                      TAX-FREE
                           --------------------------------------------------  ---------------------------------------
                                  (UNAUDITED)                                             (UNAUDITED)
                                      FOR THE          FOR THE        FOR THE                 FOR THE          FOR THE
                             SIX MONTHS ENDED  ONE MONTH ENDED     YEAR ENDED        SIX MONTHS ENDED  ONE MONTH ENDED
                            DECEMBER 31, 1999    JUNE 30, 1999   MAY 31, 1999   DECEMBER 31, 1999 (1)    JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      84,419,071   $    88,222,898  $  54,602,408  $         363,928,758   $   373,118,072
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................          1,780,306           300,819      2,934,614              9,902,392         1,526,222
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........           (392,058)         (363,274)      (145,267)           (13,353,463)       (1,458,879)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....           (855,495)         (875,731)      (415,646)           (10,038,012)       (6,408,070)
                           -----------------   ---------------  -------------  ---------------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........            532,753          (938,186)     2,373,701            (13,489,083)       (6,340,727)
                           -----------------   ---------------  -------------  ---------------------   ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                N/A               N/A            N/A             (1,345,727)         (176,731)
    CLASS B..............                N/A               N/A            N/A               (422,754)          (63,322)
    CLASS C..............                N/A               N/A            N/A                (45,987)              N/A
    CLASS I..............         (1,780,306)         (300,819)    (2,995,851)            (7,782,050)       (1,286,169)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                N/A               N/A            N/A                (43,130)                0
    CLASS B..............                N/A               N/A            N/A                (18,315)                0
    CLASS C..............                N/A               N/A            N/A                      0               N/A
    CLASS I..............                  0                 0              0               (301,508)                0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                N/A               N/A            N/A             35,940,484(1)         685,836
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                N/A               N/A            N/A                937,937           128,450
  COST OF SHARES REDEEMED
    - CLASS A............                N/A               N/A            N/A             (6,504,647)       (1,410,303)
                           -----------------   ---------------  -------------  ---------------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                N/A               N/A            N/A             30,373,774          (596,017)
                           -----------------   ---------------  -------------  ---------------------   ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                N/A               N/A            N/A              5,958,164(1)         372,744
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A               N/A            N/A                329,152            48,648
  COST OF SHARES REDEEMED
    - CLASS B............                N/A               N/A            N/A             (2,985,340)         (137,275)
                           -----------------   ---------------  -------------  ---------------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                N/A               N/A            N/A              3,301,976           284,117
                           -----------------   ---------------  -------------  ---------------------   ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A               N/A            N/A              6,771,134(1)             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A               N/A            N/A                 23,868               N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A               N/A            N/A                (58,413)              N/A
                           -----------------   ---------------  -------------  ---------------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A               N/A            N/A              6,736,589               N/A
                           -----------------   ---------------  -------------  ---------------------   ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......          9,574,897         1,429,530     54,231,330             26,672,102(1)       4,618,493
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............            568,870            98,855        707,065                792,401           125,372
  COST OF SHARES REDEEMED
    - CLASS I............        (21,087,844)       (4,093,207)   (20,695,755)           (45,434,378)       (5,754,330)
                           -----------------   ---------------  -------------  ---------------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................        (10,944,077)       (2,564,822)    34,242,640            (17,969,875)       (1,010,465)
                           -----------------   ---------------  -------------  ---------------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        (12,191,630)       (3,803,827)    33,620,490             (1,006,090)       (9,189,314)
                           -----------------   ---------------  -------------  ---------------------   ---------------

NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $      72,227,441   $    84,419,071  $  88,222,898  $         362,922,668   $   363,928,758

SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............                N/A               N/A            N/A              3,664,762(1)          71,172
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                N/A               N/A            N/A                 95,491            12,666
  SHARES REDEEMED -
    CLASS A..............                N/A               N/A            N/A               (662,147)         (141,758)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                N/A               N/A            N/A              3,098,106           (57,920)
  SHARES SOLD -
    CLASS B..............                N/A               N/A            N/A                605,315(1)          36,374
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A               N/A            N/A                 33,505             4,760
  SHARES REDEEMED -
    CLASS B..............                N/A               N/A            N/A               (301,948)          (13,371)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                N/A               N/A            N/A                336,872            27,763
  SHARES SOLD -
    CLASS C..............                N/A               N/A            N/A                692,107(1)             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A               N/A            N/A                  2,473               N/A
  SHARES REDEEMED -
    CLASS C..............                N/A               N/A            N/A                 (6,065)              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A               N/A            N/A                688,515               N/A
  SHARES SOLD -
    CLASS I..............            931,006           137,084      5,104,840              2,720,253(1)         448,826
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............             55,193             9,515         56,578                 82,472            10,575
  SHARES REDEEMED -
    CLASS I..............         (2,047,446)         (391,925)    (1,944,631)            (4,649,377)         (560,492)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         (1,061,247)         (245,326)     3,216,787             (1,846,652)         (101,091)

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         (61,237)  $       (61,237) $     (61,237) $                   0   $      (510,093)
                           -----------------   ---------------  -------------  ---------------------   ---------------

                             NATIONAL                   OREGON
                             TAX-FREE                  TAX-FREE
                           -------------  ----------------------------------
                                                 (UNAUDITED)
                                 FOR THE             FOR THE         FOR THE
                              YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                            MAY 31, 1999   DECEMBER 31, 1999   JUNE 30, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $ 332,924,833  $      40,922,108   $  40,934,691
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................     17,369,474            955,019       1,805,891
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........      3,445,224           (220,941)        189,904
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....     (7,184,375)        (2,432,868)     (1,393,782)
                           -------------  -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     13,630,323         (1,698,790)        602,013
                           -------------  -----------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............     (2,067,331)          (598,155)     (1,197,210)
    CLASS B..............       (551,723)          (214,553)       (301,568)
    CLASS C..............            N/A                N/A             N/A
    CLASS I..............    (14,750,632)          (142,311)       (307,113)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............        (44,165)           (28,470)       (413,064)
    CLASS B..............        (11,881)           (12,727)       (126,475)
    CLASS C..............            N/A                N/A             N/A
    CLASS I..............       (278,688)            (6,545)       (109,685)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......     26,792,072          1,373,037       1,368,772
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............      1,475,236            445,673       1,298,287
  COST OF SHARES REDEEMED
    - CLASS A............    (19,489,915)        (2,346,524)     (4,274,901)
                           -------------  -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................      8,777,393           (527,814)     (1,607,842)
                           -------------  -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......      7,878,776          1,623,635       4,533,417
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............        398,550            161,574         351,827
  COST OF SHARES REDEEMED
    - CLASS B............     (1,152,002)          (986,080)       (300,137)
                           -------------  -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................      7,125,324            799,129       4,585,107
                           -------------  -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......            N/A                N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A                N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS C............            N/A                N/A             N/A
                           -------------  -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................            N/A                N/A             N/A
                           -------------  -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......     69,131,581            698,402         862,300
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............      1,553,614             32,546         146,566
  COST OF SHARES REDEEMED
    - CLASS I............    (42,320,576)        (1,403,841)     (2,145,612)
                           -------------  -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................     28,364,619           (672,893)     (1,136,746)
                           -------------  -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     40,193,239         (3,103,129)        (12,583)
                           -------------  -----------------   -------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......  $ 373,118,072  $      37,818,979   $  40,922,108
SHARES ISSUED AND REDEEME
  SHARES SOLD -
    CLASS A..............      2,543,283             87,428          81,285
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        113,579             28,704          77,202
  SHARES REDEEMED -
    CLASS A..............     (1,832,413)          (150,183)       (254,935)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................        824,449            (34,051)        (96,448)
  SHARES SOLD -
    CLASS B..............        747,909            168,507         440,990
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............         31,924             16,994          34,192
  SHARES REDEEMED -
    CLASS B..............       (108,363)          (102,915)        (29,617)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................        671,470             82,586        (445,565)
  SHARES SOLD -
    CLASS C..............            N/A                N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A                N/A             N/A
  SHARES REDEEMED -
    CLASS C..............            N/A                N/A             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            N/A                N/A             N/A
  SHARES SOLD -
    CLASS I..............      6,519,161             44,804          51,084
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............        124,119              2,093           8,705
  SHARES REDEEMED -
    CLASS I..............     (3,983,394)           (90,993)       (127,946)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................      2,659,886            (44,096)        (68,157)
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $    (510,093) $               0   $           0
                           -------------  -----------------   -------------

TAX-FREE FUNDS                   STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $31,626,642 for Class A, and "Shares sold" includes 2,178,156 for Class A as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $4,031,558 for Class B, and "Shares sold" includes 420,942 for Class B as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $6,381,434 for Class C, and "Shares sold" includes 666,174 for Class C as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $7,014,140 for Institutional shares, and "Shares sold" includes 483,117 for Institutional shares as a result of the consolidation of the Stagecoach National Tax-Free Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      (LOSS)     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

ARIZONA TAX-FREE FUND(3)
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.22       0.24          (0.66)        (0.24)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.79       0.46          (0.38)        (0.46)        (0.19)
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......   $10.77       0.12           0.02         (0.12)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.44       0.46           0.53         (0.46)        (0.20)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......   $10.45       0.24          (0.01)        (0.24)         0.00
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....   $10.71       0.48          (0.09)        (0.48)        (0.17)
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(6)................   $10.68       0.17           0.06         (0.20)         0.00
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $ 9.86       0.19          (0.63)        (0.19)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.40       0.37          (0.35)        (0.37)        (0.19)
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......   $10.39       0.09           0.01         (0.09)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.07       0.37           0.51         (0.37)        (0.19)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......   $10.07       0.11           0.00         (0.11)         0.00
SEPTEMBER 6, 1996(7) TO
  SEPTEMBER 30, 1996.....   $10.00       0.01           0.07         (0.01)         0.00
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.23       0.24          (0.66)        (0.24)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.79       0.47          (0.37)        (0.47)        (0.19)
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......   $10.78       0.12           0.01         (0.12)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.44       0.49           0.54         (0.49)        (0.20)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......   $10.44       0.25           0.00         (0.25)         0.00
OCTOBER 1, 1995(7) TO
  SEPTEMBER 30, 1996.....   $10.71       0.49          (0.10)        (0.49)        (0.17)

CALIFORNIA LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.23       0.20          (0.12)        (0.20)        (0.05)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.44       0.39          (0.09)        (0.39)        (0.12)
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......   $10.44       0.10           0.00         (0.10)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.27       0.39           0.20         (0.39)        (0.03)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......   $10.26       0.19           0.01         (0.19)         0.00
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(8)................   $10.35       0.29          (0.09)        (0.29)         0.00
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......   $ 9.84       0.38           0.51         (0.38)         0.00
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.07       0.20          (0.12)        (0.20)        (0.05)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.27       0.39          (0.08)        (0.39)        (0.12)
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......   $10.27       0.10           0.00         (0.10)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.11       0.39           0.19         (0.39)        (0.03)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......   $10.10       0.19           0.01         (0.19)         0.00
SEPTEMBER 6, 1996(7) TO
  SEPTEMBER 30, 1996.....   $10.06       0.02           0.04         (0.02)         0.00

CALIFORNIA TAX-FREE FUND(9)
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $11.00       0.26          (0.50)        (0.26)        (0.03)
JULY 1, 1998 TO JUNE 30,
  1999...................   $11.38       0.51          (0.23)        (0.51)        (0.15)
JANUARY 1, 1998 TO
  JUNE 30, 1998(10)......   $11.32       0.26           0.06         (0.26)         0.00
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......   $10.97       0.54           0.42         (0.54)        (0.07)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......   $11.34       0.57          (0.13)        (0.57)        (0.24)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......   $10.67       0.63           1.08         (0.63)        (0.41)
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $11.22       0.23          (0.52)        (0.23)        (0.03)
JULY 1, 1998 TO JUNE 30,
  1999...................   $11.60       0.44          (0.23)        (0.44)        (0.15)
JANUARY 1, 1998 TO
  JUNE 30, 1998(10)......   $11.54       0.23           0.06         (0.23)         0.00
DECEMBER 15, 1997(7) TO
  DECEMBER 31, 1997......   $11.51       0.02           0.03         (0.02)         0.00
C SHARES(11)
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $11.22       0.23          (0.51)        (0.23)        (0.03)
JULY 1, 1998 TO JUNE 30,
  1999...................   $11.60       0.44          (0.23)        (0.44)        (0.15)
JANUARY 1, 1998 TO
  JUNE 30, 1998(10)......   $11.54       0.23           0.06         (0.23)         0.00
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......   $11.19       0.47           0.42         (0.47)        (0.07)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......   $11.57       0.49          (0.13)        (0.49)        (0.25)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......   $10.88       0.56           1.10         (0.56)        (0.41)

FINANCIAL HIGHLIGHTS (UNAUDITED)                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  -----------------------------------------             PORTFOLIO    NET ASSETS AT
                           VALUE PER  NET INVESTMENT           NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                               SHARE   INCOME (LOSS)      EXPENSES  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------

ARIZONA TAX-FREE FUND(3)
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.54           4.71%         0.77%        1.43%       (4.21)%     14%        $ 5,276
JULY 1, 1998 TO JUNE 30,
  1999...................    $10.22          4.28%         0.77%        1.61%        0.66%      56%        $ 5,219
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......    $10.79          4.31%         0.73%        1.68%        1.27%      14%        $ 5,383
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.77          4.32%         0.64%        1.77%        9.67%     127%        $ 5,467
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......    $10.44          4.54%         0.60%        1.58%        2.18%      77%        $ 5,744
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....    $10.45          4.45%         0.78%        1.46%        3.60%      42%        $ 7,331
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(6)................    $10.71          4.73%         0.45%        1.35%        6.55%      62%        $24,622
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.21           3.95%         1.50%        2.36%       (4.51)%     14%        $ 2,217
JULY 1, 1998 TO JUNE 30,
  1999...................    $9.86           3.57%         1.49%        2.95%        0.00%      56%        $ 1,582
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......    $10.40          3.59%         1.45%        2.62%        1.00%      14%        $ 1,683
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.39          3.49%         1.37%        3.26%        8.90%     127%        $ 1,546
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......    $10.07          3.83%         1.30%        2.96%        1.90%      77%        $   182
SEPTEMBER 6, 1996(7) TO
  SEPTEMBER 30, 1996.....    $10.07          3.59%         1.16%        1.81%        0.76%      42%        $    20
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.55           4.84%         0.65%        1.24%       (4.15)%     14%        $ 9,388
JULY 1, 1998 TO JUNE 30,
  1999...................    $10.23          4.33%         0.72%        1.46%        0.76%      56%        $ 9,556
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......    $10.79          4.36%         0.68%        1.55%        1.19%      14%        $10,995
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.78          4.52%         0.44%        1.55%        9.99%     127%        $12,029
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......    $10.44          4.73%         0.40%        1.50%        2.38%      77%        $14,349
OCTOBER 1, 1995(7) TO
  SEPTEMBER 30, 1996.....    $10.44          4.63%         0.48%        1.20%        3.74%      42%        $15,577

CALIFORNIA LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $10.06          3.77%         0.75%        1.41%        0.71%      14%        $37,626
JULY 1, 1998 TO JUNE 30,
  1999...................    $10.23          3.70%         0.75%        1.42%        2.84%      68%        $41,299
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......    $10.44          3.72%         0.75%        1.44%        0.93%       2%        $54,169
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.44          3.78%         0.68%        1.29%        5.92%      88%        $59,011
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......    $10.27          3.73%         0.65%        1.18%        1.97%      14%        $67,647
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(8)................    $10.26          3.83%         0.65%        1.14%        2.01%      48%        $82,359
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......    $10.35          3.70%         0.65%        1.22%        9.14%      31%        $77,965
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.90           3.84%         0.65%        1.26%        0.74%      14%        $ 3,611
JULY 1, 1998 TO JUNE 30,
  1999...................    $10.07          3.75%         0.70%        1.30%        2.96%      68%        $ 7,633
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......    $10.27          3.77%         0.70%        1.40%        0.94%       2%        $ 7,559
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.27          3.84%         0.62%        1.17%        5.91%      88%        $ 7,069
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......    $10.11          3.73%         0.60%        1.05%        2.00%      14%        $ 7,061
SEPTEMBER 6, 1996(7) TO
  SEPTEMBER 30, 1996.....    $10.10          3.06%         0.55%        0.92%        0.60%      48%        $10,066

CALIFORNIA TAX-FREE FUND(9)
----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $10.47          4.81%         0.77%        1.13%       (2.24)%     14%        $398,525
JULY 1, 1998 TO JUNE 30,
  1999...................    $11.00          4.45%         0.77%        1.10%        2.38%      17%        $461,574
JANUARY 1, 1998 TO
  JUNE 30, 1998(10)......    $11.38          4.63%         0.75%        1.11%        2.86%      15%        $499,720
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......    $11.32          4.84%         0.74%        0.89%        9.16%      12%        $509,844
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......    $10.97          5.08%         0.71%        0.82%        4.03%      19%        $239,703
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......    $11.34          5.59%         0.58%        0.78%       16.38%      38%        $268,352
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $10.67          4.08%         1.48%        1.81%       (2.68)%     14%        $120,951
JULY 1, 1998 TO JUNE 30,
  1999...................    $11.22          3.74%         1.47%        1.84%        1.69%      17%        $129,699
JANUARY 1, 1998 TO
  JUNE 30, 1998(10)......    $11.60          3.90%         1.45%        1.82%        2.49%      15%        $99,784
DECEMBER 15, 1997(7) TO
  DECEMBER 31, 1997......    $11.54          3.95%         1.44%        1.76%        0.45%      12%        $77,792
C SHARES(11)
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $10.68          4.07%         1.48%        1.80%       (2.59)%     14%        $20,674
JULY 1, 1998 TO JUNE 30,
  1999...................    $11.22          3.71%         1.47%        1.81%        1.69%      17%        $22,251
JANUARY 1, 1998 TO
  JUNE 30, 1998(10)......    $11.60          3.90%         1.45%        1.78%        2.49%      15%        $ 8,249
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......    $11.54          4.19%         1.48%        1.63%        8.11%      12%        $ 5,860
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......    $11.19          4.33%         1.46%        1.59%        3.24%      19%        $ 6,506
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......    $11.57          4.87%         1.30%        1.57%       15.58%      38%        $ 7,063

TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      (LOSS)     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $11.03       0.27          (0.50)        (0.27)        (0.03)
JULY 1, 1998 TO JUNE 30,
  1999...................   $11.40       0.52          (0.22)        (0.52)        (0.15)
JANUARY 1, 1998 TO
  JUNE 30, 1998(10)......   $11.35       0.26           0.05         (0.26)         0.00
DECEMBER 15, 1997(7) TO
  DECEMBER 31, 1997......   $11.32       0.03           0.03         (0.03)         0.00

COLORADO TAX-FREE FUND
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.30       0.27          (0.61)        (0.27)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.55       0.04          (0.25)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.69       0.51          (0.10)        (0.51)        (0.04)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.22       0.53           0.47         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.89       0.54           0.33         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.90       0.53          (0.01)        (0.53)         0.00
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.31       0.23          (0.60)        (0.23)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.56       0.04          (0.25)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.71       0.43          (0.11)        (0.43)        (0.04)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.23       0.45           0.48         (0.45)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.90       0.47           0.33         (0.47)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.91       0.46          (0.01)        (0.46)         0.00
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.30       0.27          (0.60)        (0.27)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.55       0.04          (0.25)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.69       0.51          (0.10)        (0.51)        (0.04)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.22       0.53           0.47         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.89       0.54           0.33         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.90       0.53          (0.01)        (0.53)         0.00

MINNESOTA INTERMEDIATE TAX-FREE FUND
-------------------------------------------------------------------------------------------
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $ 9.75       0.24          (0.33)        (0.24)         0.00
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $ 9.91       0.04          (0.16)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.03       0.49          (0.09)        (0.49)        (0.03)
OCTOBER 1, 1997(7) TO
  MAY 31, 1998...........   $10.00       0.33           0.03         (0.33)         0.00

MINNESOTA TAX-FREE FUND
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.74       0.27          (0.75)        (0.27)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.96       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $11.05       0.51          (0.08)        (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.57       0.53           0.48         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $10.30       0.54           0.27         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $10.45       0.56          (0.15)        (0.56)         0.00
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.74       0.23          (0.75)        (0.23)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.96       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $11.05       0.43          (0.08)        (0.43)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.57       0.45           0.48         (0.45)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $10.30       0.46           0.27         (0.46)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $10.44       0.48          (0.14)        (0.48)         0.00
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.74       0.27          (0.75)        (0.27)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.96       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $11.05       0.52          (0.09)        (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.57       0.53           0.48         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $10.30       0.54           0.27         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $10.45       0.56          (0.15)        (0.56)         0.00

FINANCIAL HIGHLIGHTS (UNAUDITED)                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  -----------------------------------------             PORTFOLIO    NET ASSETS AT
                           VALUE PER  NET INVESTMENT           NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                               SHARE   INCOME (LOSS)      EXPENSES  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $10.50          4.90%         0.66%        1.03%       (2.17)%     14%        $44,864
JULY 1, 1998 TO JUNE 30,
  1999...................    $11.03          4.50%         0.72%        1.01%        2.46%      17%        $73,625
JANUARY 1, 1998 TO
  JUNE 30, 1998(10)......    $11.40          4.69%         0.69%        0.98%        2.80%      15%        $82,577
DECEMBER 15, 1997(7) TO
  DECEMBER 31, 1997......    $11.35          4.79%         0.63%        0.92%        0.49%      12%        $84,113

COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.68           5.82%         0.59%        1.01%       (3.39)%     22%        $34,853
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.30          4.94%         0.60%        1.08%       (1.97)%     11%        $39,066
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.55          4.71%         0.60%        1.02%        3.79%      77%        $39,958
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.69          5.00%         0.60%        1.04%        9.96%      70%        $34,254
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.22          5.36%         0.45%        1.14%        9.00%     129%        $27,806
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.89           5.30%         0.30%        1.13%        5.35%     171%        $26,991
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.70           5.85%         1.33%        1.93%       (3.65)%     22%        $ 8,364
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.31          4.17%         1.35%        2.08%       (2.03)%     11%        $10,959
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.56          3.96%         1.35%        2.03%        2.92%      77%        $10,909
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.71          4.24%         1.35%        2.04%        9.25%      70%        $ 9,156
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.23          4.60%         1.20%        2.15%        8.19%     129%        $ 7,218
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.90           4.64%         1.05%        2.16%        4.56%     171%        $ 6,400
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.69           5.86%         0.59%        0.92%       (3.29)%     22%        $44,764
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.30          4.93%         0.60%        1.08%       (1.97)%     11%        $49,101
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.55          4.71%         0.60%        0.99%        3.79%      77%        $48,926
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.69          5.01%         0.60%        1.01%        9.97%      70%        $32,342
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.22          5.35%         0.45%        1.13%        9.00%     129%        $25,917
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.89           5.30%         0.30%        1.13%        5.35%     171%        $24,074

MINNESOTA INTERMEDIATE TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.42           5.57%         0.59%        0.67%       (0.92)%      3%        $198,930
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $9.75           4.94%         0.60%        0.72%       (1.21)%      1%        $219,258
JUNE 1, 1998 TO MAY 31,
  1999...................    $9.91           4.84%         0.60%        0.68%        3.95%      20%        $222,953
OCTOBER 1, 1997(7) TO
  MAY 31, 1998...........    $10.03          5.02%         0.60%        0.72%        7.90%      15%        $209,685

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.98           5.63%         0.59%        1.03%       (4.55)%     37%        $32,041
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.74          4.71%         0.60%        1.11%       (1.63)%      2%        $37,139
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.96          4.61%         0.60%        1.03%        3.96%      25%        $38,255
JUNE 1, 1997 TO MAY 31,
  1998...................    $11.05          4.83%         0.60%        1.07%        9.71%      68%        $33,597
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.57          5.11%         0.60%        1.21%        7.98%      97%        $25,739
JUNE 1, 1995 TO MAY 31,
  1996...................    $10.30          5.26%         0.48%        1.26%        3.97%      77%        $26,610
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.98           5.63%         1.33%        1.95%       (4.91)%     37%        $18,264
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.74          3.93%         1.35%        2.11%       (1.69)%      2%        $21,366
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.96          3.85%         1.35%        2.04%        3.18%      25%        $21,493
JUNE 1, 1997 TO MAY 31,
  1998...................    $11.05          4.07%         1.35%        2.08%        8.89%      68%        $16,549
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.57          4.35%         1.34%        2.21%        7.18%      97%        $11,128
JUNE 1, 1995 TO MAY 31,
  1996...................    $10.30          4.51%         1.23%        2.29%        3.28%      77%        $ 8,825
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.98           5.62%         0.59%        0.95%       (4.55)%     37%        $24,933
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.74          4.69%         0.60%        1.11%       (1.63)%      2%        $27,197
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.96          4.62%         0.60%        1.00%        3.96%      25%        $27,261
JUNE 1, 1997 TO MAY 31,
  1998...................    $11.05          4.84%         0.60%        1.04%        9.71%      68%        $20,736
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.57          5.12%         0.60%        1.23%        7.98%      97%        $11,135
JUNE 1, 1995 TO MAY 31,
  1996...................    $10.30          5.24%         0.51%        1.30%        3.97%      77%        $ 3,988

TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      (LOSS)     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.39       0.24          (0.17)        (0.24)         0.00
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.54       0.04          (0.15)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.59       0.46          (0.04)        (0.47)         0.00
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.39       0.47           0.21         (0.47)        (0.01)
OCTOBER 1, 1996(7) TO
  MAY 31, 1997...........   $10.00       0.31           0.39         (0.31)         0.00

NATIONAL TAX-FREE FUND
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.22       0.28          (0.64)        (0.27)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.44       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.54       0.52          (0.10)        (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.05       0.53           0.49         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.78       0.54           0.27         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.82       0.55          (0.04)        (0.55)         0.00
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.22       0.24          (0.64)        (0.23)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.44       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.54       0.44          (0.10)        (0.43)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.05       0.46           0.48         (0.45)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.78       0.46           0.27         (0.46)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.82       0.48          (0.04)        (0.48)         0.00
C SHARES
NOVEMBER 8, 1999(7) TO
  DECEMBER 31, 1999......   $ 9.79       0.07          (0.21)        (0.07)         0.00
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $10.22       0.24          (0.64)        (0.23)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............   $10.44       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.54       0.52          (0.10)        (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.06       0.53           0.48         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.78       0.54           0.28         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.82       0.55          (0.04)        (0.55)         0.00

OREGON TAX-FREE FUND(13)
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $16.10       0.39          (1.04)        (0.39)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $16.82       0.75          (0.47)        (0.75)        (0.25)
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......   $16.81       0.18           0.01         (0.18)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $16.29       0.76           0.81         (0.76)        (0.29)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......   $16.42       0.37          (0.10)        (0.37)        (0.03)
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....   $16.38       0.79           0.04         (0.79)         0.00
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(6)................   $16.47       0.28          (0.08)        (0.29)         0.00
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $ 9.86       0.20          (0.63)        (0.20)        (0.01)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.31       0.37          (0.29)        (0.37)        (0.16)
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......   $10.30       0.09           0.01         (0.09)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.00       0.39           0.47         (0.39)        (0.17)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......   $10.07       0.17          (0.05)        (0.17)        (0.02)
SEPTEMBER 6, 1996(7) TO
  SEPTEMBER 30, 1996.....   $10.00       0.00           0.07          0.00          0.00
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......   $16.10       0.40          (1.04)        (0.40)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $16.82       0.76          (0.47)        (0.76)        (0.25)
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......   $16.81       0.19           0.01         (0.19)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $16.28       0.79           0.82         (0.79)        (0.29)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......   $16.42       0.39          (0.11)        (0.39)        (0.03)
OCTOBER 1, 1995(7) TO
  SEPTEMBER 30, 1996.....   $16.38       0.72           0.04         (0.72)         0.00

FINANCIAL HIGHLIGHTS (UNAUDITED)                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  -----------------------------------------             PORTFOLIO    NET ASSETS AT
                           VALUE PER  NET INVESTMENT           NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                               SHARE   INCOME (LOSS)      EXPENSES  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $10.22          5.00%         0.61%        0.94%        0.59%       7%        $72,227
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.39          4.25%         0.65%        1.12%       (1.08)%     24%        $84,419
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.54          4.26%         0.65%        1.04%        3.97%      41%        $88,223
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.59          4.47%         0.65%        1.03%        6.70%      46%        $54,602
OCTOBER 1, 1996(7) TO
  MAY 31, 1997...........    $10.39          4.45%         0.65%        1.27%        6.99%      16%        $40,990

NATIONAL TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.58           6.07%         0.67%        0.94%       (3.65)%     15%        $68,933
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.22          5.10%         0.60%        1.02%       (1.69)%     18%        $41,881
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.44          4.81%         0.60%        0.98%        4.04%     106%        $43,388
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.54          5.09%         0.60%        0.99%       10.33%     143%        $35,121
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.05          5.41%         0.50%        1.06%        8.43%     152%        $29,217
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.78           5.54%         0.40%        1.06%        5.29%     126%        $33,914
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.58           5.98%         1.40%        1.85%       (4.00)%     15%        $19,983
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.22          4.34%         1.35%        2.11%       (1.76)%     18%        $17,878
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.44          4.05%         1.35%        2.01%        3.26%     106%        $17,973
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.54          4.31%         1.35%        2.05%        9.52%     143%        $11,070
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.05          4.64%         1.26%        2.15%        7.63%     152%        $ 7,329
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.78           4.77%         1.14%        2.21%        4.50%     126%        $ 5,897
C SHARES
NOVEMBER 8, 1999(7) TO
  DECEMBER 31, 1999......    $9.58           1.79%         1.49%        1.63%       (1.47)%     15%        $ 6,595
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.58           5.98%         0.59%        0.84%       (3.62)%     15%        $267,411
JUNE 1, 1999 TO JUNE 30,
  1999(12)...............    $10.22          5.09%         0.60%        0.95%       (1.69)%     18%        $304,170
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.44          4.83%         0.60%        0.91%        4.04%     106%        $311,757
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.54          5.09%         0.60%        0.92%       10.22%     143%        $286,734
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.06          5.40%         0.50%        1.03%        8.54%     152%        $259,861
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.78           5.57%         0.32%        1.06%        5.29%     126%        $276,159

OREGON TAX-FREE FUND(13)
----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $15.04          4.92%         0.70%        1.21%       (4.12)%     25%        $22,774
JULY 1, 1998 TO JUNE 30,
  1999...................    $16.10          4.44%         0.67%        1.32%        1.57%      54%        $24,924
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......    $16.82          4.41%         0.67%        1.29%        1.16%      24%        $27,665
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $16.81          4.54%         0.62%        1.36%        9.81%      82%        $27,837
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......    $16.29          4.52%         0.60%        1.31%        1.65%      90%        $30,635
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....    $16.42          4.87%         0.85%        1.15%        5.03%      27%        $33,676
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(6)................    $16.38          5.01%         0.70%        1.01%        3.67%      57%        $50,077
B SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $9.22           4.09%         1.51%        2.00%       (4.42)%     25%        $10,193
JULY 1, 1998 TO JUNE 30,
  1999...................    $9.86           3.59%         1.51%        2.14%        0.63%      54%        $10,095
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......    $10.31          3.48%         1.51%        2.10%        0.98%      24%        $ 5,956
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.30          3.56%         1.43%        2.39%        8.77%      82%        $ 3,762
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......    $10.00          3.23%         1.30%        2.15%        1.17%      90%        $   287
SEPTEMBER 6, 1996(7) TO
  SEPTEMBER 30, 1996.....    $10.07          1.83%         0.00%        0.00%        0.70%      27%        $     0
I SHARES
JULY 1, 1999 TO
  DECEMBER 31, 1999......    $15.04          5.00%         0.61%        1.19%       (4.08)%     25%        $ 4,852
JULY 1, 1998 TO JUNE 30,
  1999...................    $16.10          4.49%         0.62%        1.32%        1.62%      54%        $ 5,903
APRIL 1, 1998 TO
  JUNE 30, 1998(4).......    $16.82          4.46%         0.62%        1.26%        1.18%      24%        $ 7,314
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $16.81          4.72%         0.43%        1.27%       10.08%      82%        $ 7,635
OCTOBER 1, 1996 TO
  MARCH 31, 1997(5)......    $16.28          4.72%         0.40%        1.24%        1.69%      90%        $ 8,175
OCTOBER 1, 1995(7) TO
  SEPTEMBER 30, 1996.....    $16.42          4.41%         0.63%        0.93%        5.13%      27%        $ 8,512

TAX-FREE FUNDS                                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3) The Fund operated as the Arizona Intermediate Tax-Free Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations on March 2, 1992 until it was reorganized as a series of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management, Inc. (FICM) assumed investment advisory responsibilities. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed as Wells Fargo Investment Management, Inc. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the September 6, 1996 reorganization, existing Investor shares were converted into Class A shares of the Fund and WFB assumed investment advisory responsibilities.

(4)   The Fund changed its fiscal year-end from March 31 to June 30.

(5)   The Fund changed its fiscal year-end from September 30 to March 31.

(6)   The Fund changed its fiscal year-end from May 31 to September 30.

(7)   Commencement of operations.

(8)   The Fund changed its fiscal year-end from December 31 to September 30.

(9) Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. (0.95571302 for Class A shares and
      1.22415291 for Class C shares).

(10)  The Fund changed its fiscal year-end from December 31 to June 30.

(11) This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 15, 1997.

(12)  The Fund changed its fiscal year-end from May 31 to June 30.

(13) The Fund operated as the Oregon Tax-Exempt Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations until it was reorganized as a series of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management, Inc. (FICM) assumed investment advisory responsibilities. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed as Wells Fargo Investment Management, Inc. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the September 6, 1996 reorganization, existing Investor shares were converted into Class A shares of the Fund and WFB assumed investment advisory responsibilities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free, and Oregon Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999 the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

Stagecoach Fund                                      Norwest Advantage Fund                     Wells Fargo Fund
ARIZONA TAX-FREE FUND                                                               ARIZONA TAX-FREE FUND*

CALIFORNIA TAX-FREE INCOME FUND                                                     CALIFORNIA LIMITED TERM TAX-FREE FUND*

CALIFORNIA TAX-FREE BOND FUND                                                       CALIFORNIA TAX-FREE FUND*

                                              COLORADO TAX-FREE FUND                COLORADO TAX-FREE FUND**

                                              MINNESOTA INTERMEDIATE TAX-FREE FUND  MINNESOTA INTERMEDIATE TAX-FREE FUND**

                                              MINNESOTA TAX-FREE FUND               MINNESOTA TAX-FREE FUND**

                                              LIMITED TERM TAX-FREE FUND            NATIONAL LIMITED TERM TAX-FREE FUND**

NATIONAL TAX-FREE FUND                        TAX-FREE INCOME FUND                  NATIONAL TAX-FREE FUND**

OREGON TAX-FREE FUND                                                                OREGON TAX-FREE FUND*

  *  STAGECOACH FUND ACCOUNTING SURVIVOR
 **  NORWEST ADVANTAGE FUND ACCOUNTING SURVIVOR

   Concurrent with the reorganization of the Stagecoach National Tax-Free Fund and the Norwest Advantage Tax-Free Income Fund into the Wells Fargo National
  Tax-Free Fund, the Wells Fargo National Tax-Free Fund acquired all of the net assets of the Stagecoach National Tax-Free Fund and Norwest Advantage Tax-Free Income Fund. The Stagecoach National Tax-Free Fund exchanged its 3,748,389 shares (valued at $49,053,774 million, including $(4,130,301) of unrealized depreciation) for 5,010,601 shares of the Wells Fargo National Tax-Free Fund. The Norwest Advantage Tax-Free Income Fund, as accounting survivor, exchanged its shares at a rate of one for one carrying all of its assets and liabilities (valued at $336,823,981) into the Wells Fargo National Tax-Free Fund.
   The Arizona Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Tax-Free and Oregon Tax-Free Funds offer Class A, Class B, and Institutional Class shares. In addition, the California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A and Institutional Class shares. The Minnesota Intermediate Tax-Free and National Limited Term Tax-Free Funds only offer Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, registration and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

TAX-FREE FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date [except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date]. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                         Undistributed Net  Net Realized  Paid in
                                         Investment Income   Gain/Loss    Capital
    NATIONAL TAX-FREE FUND                    204,219          (232,667)   28,448

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at
  December 31, 1999.
80

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                  Capital
                                                                       Year        Loss
Date                                              Fund                Expires  Carryforwards
DECEMBER 31, 1999                    CALIFORNIA TAX-FREE                2007    $  938,315

JUNE 30, 1999                        COLORADO TAX-FREE                  2007       220,355

JUNE 30, 1999                        MINNESOTA INTERMEDIATE TAX-FREE    2007       129,158

JUNE 30, 1999                        MINNESOTA TAX-FREE                 2007       186,463

JUNE 30, 1999                        NATIONAL LIMITED TERM TAX-FREE     2006        29,185

                                                                        2007       210,768

NOVEMBER 5, 1999                     NATIONAL TAX-FREE                  2002        33,702

                                                                        2003       245,237

                                                                        2007     5,667,800

DECEMBER 31, 1999                    OREGON TAX-FREE                    2007       101,327

DEFERRED ORGANIZATION COSTS
   Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are being amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    ARIZONA TAX-FREE FUND                                            0.40

    CALIFORNIA LIMITED TERM TAX-FREE FUND                            0.40

    CALIFORNIA TAX-FREE FUND                                         0.40

    COLORADO TAX-FREE FUND                                           0.40

    MINNESOTA INTERMEDIATE TAX-FREE FUND                             0.40

    MINNESOTA TAX-FREE FUND                                          0.40

    NATIONAL LIMITED TERM TAX-FREE FUND                              0.40

    NATIONAL TAX-FREE FUND                                           0.40

    OREGON TAX-FREE FUND                                             0.40

   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Arizona Tax-Free, California
  Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million, and 0.10% of the Fund's average daily net assets in excess of $800 million.
   Prior to November 8, 1999 the Trust had entered into separate advisory contracts on behalf of the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. Under the old contracts with the Funds, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of each Fund's average daily net assets. Prior to November 8, 1999 the investment adviser to the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds was Norwest Investment Management, Inc. ("Adviser"), a wholly

TAX-FREE FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. For the Colorado Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds, the Adviser was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of each Fund's average daily net assets. For the Minnesota Intermediate Tax-Free Fund, the Adviser was entitled to be paid a monthly advisory fee at the annual rate of 0.25% of the Fund's average daily net assets.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the period ended December 31, 1999 are disclosed in the Statement of Operations.
   Prior to November 8, 1999, the Plan for the Class A shares of the Arizona Tax-Free and Oregon Tax-Free Funds provided that each such Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to its Class A shares.
   Prior to November 8, 1999, the Plan for Class A shares of the California Limited Term Tax-Free and California Tax-Free Funds provided that the Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the California Limited Term Tax-Free's Class A shares and up to the greater of $100,000 or 0.05% of the California Tax-Free's Class A shares.
   Prior to November 8, 1999, the Plan for Class B shares of the California Tax-Free Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.70% of the average daily net assets attributable to its Class B shares.
   Prior to November 8, 1999, the Plan for Class B shares of the Colorado Tax-Free, Minnesota Tax-Free, and National Tax-Free Funds also authorized payment of a maintenance fee at an annual rate of 0.25% of the average daily net assets attributable to B shares.
   The Plan for Class B shares of the Arizona Tax-Free and Oregon Tax-Free Funds, and Class C shares of the California Tax-Free Fund remains unchanged.

5. ADMINISTRATION
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
   Prior to November 8, 1999, the Administrator for the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.05% of each Fund's average daily net assets. Prior to March 25,1999, the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds retained WFB as administrator and Stephens Inc. as co-administrator. For these services, WFB and Stephens Inc. were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.

6. TRANSFER AGENT
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. Prior to November 8, 1999, for the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds, Norwest served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares.
   Prior to July 17, 1999 the Trust had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds, which were charged at an annual rate of 0.14% of the average daily net assets of each Fund.

7. SHAREHOLDER SERVICING
   The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

  Class C shares for these services. No fee is charged for Institutional
  Class shares. Prior to November 8, 1999 the shareholder servicing fees for the Class A shares of the California Tax-Free and California Limited Term Tax-Free Funds, as well as the Class B shares of the California Tax-Free Fund were charged at the annual rate of 0.30% of the average daily net assets for each class. All other Funds, including the Class C shares of the California Tax-Free Fund, were charged at the same 0.25% annual rate listed above.
   The shareholder servicing fees paid on behalf of the Funds for the period ended December 31, 1999 were as follows:

                                                                 Institutional
    Fund                            Class A   Class B   Class C      Class
    ARIZONA TAX-FREE FUND           $  6,361  $  2,301      N/A     $ 8,196

    CALIFORNIA LIMITED TERM
      TAX-FREE FUND                   57,067       N/A      N/A       5,965

    CALIFORNIA TAX-FREE FUND         627,871   183,450  $28,085      50,663

    COLORADO TAX-FREE FUND            13,353     3,160      N/A           0

    MINNESOTA INTERMEDIATE
      TAX-FREE FUND                      N/A       N/A      N/A           0

    MINNESOTA TAX-FREE FUND           12,538     6,802      N/A           0

    NATIONAL LIMITED TERM TAX-FREE
      FUND                               N/A       N/A      N/A           0

    NATIONAL TAX-FREE FUND            25,822     7,540    2,367           0

    OREGON TAX-FREE FUND              30,204    13,007      N/A       5,043

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. WFB provides sub-portfolio accounting services to the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds. For these services WFB is entitled to a fixed monthly fee from each Fund plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to November 8, 1999, the Trust entered into contracts on behalf of the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
   The Trust has entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest"), an affiliated party, whereby Norwest is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 8, 1999 the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. Prior to November 8, 1999 the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds had Norwest serve as the custodian. For its custody services, Norwest was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million.
   Certain officers of the Trust are also officers of Stephens. As of December 31, 1999, Stephens owned 8 shares of the Arizona Tax-Free Fund, 13,198 shares of the California Limited Term Tax-Free Fund, 9,773 shares of the California Tax-Free Fund, no shares of the Colorado Tax-Free Fund, no shares of the Minnesota Intermediate Tax-Free Fund, no shares of the Minnesota Tax-Free Fund, no shares of the National Limited Term Tax-Free Fund, 16,419 shares of the National Tax-Free Fund, and 6 shares of the Oregon Tax-Free Fund.
   Stephens has retained $2,102,812 as sales charges from the proceeds of Class A shares sold, $0 from the proceeds of Class B shares redeemed and $48,410 from the proceeds of Class C shares redeemed by the Trust for the period ended December 31, 1999. A third party financing agent has retained approximately $2,314,780 from the proceeds of Class B shares redeemed by the Trust for the year ended December 31, 1999. Wells Fargo Securities Inc., a subsidiary of WFB, received $1,020,961 as sales charges from the proceeds of Class A shares sold, $0 from the proceeds of Class B shares redeemed and $0 from the proceeds

TAX-FREE FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  of Class C shares redeemed by the Trust for the period ended December 31, 1999. Norwest Bank Minnesota, N.A. received $69,190 as sales charges from the proceeds of Class A shares sold, $455,371 from the proceeds of Class B shares redeemed and $2,515 from the proceeds of Class C shares redeemed by the Trust for the period ended December 31, 1999.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended December 31, 1999, were waived by WFB. Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the Advisor, with Board approval, may reduce or eliminate such waivers.

                                                         Expenses Reimbursed
    Fund                            Fees Waived by FAdS      by Stephens      Fees Waived by WFB  Total Fees Waived
    ARIZONA TAX-FREE FUND                $      0               $  0               $ 42,693           $ 42,693

    CALIFORNIA LIMITED TERM
      TAX-FREE FUND                             0                  0                140,986            140,986

    CALIFORNIA TAX-FREE FUND                    0                203                971,856            972,059

    COLORADO TAX-FREE FUND                 22,436                  0                167,447            189,883

    MINNESOTA INTERMEDIATE TAX-
      FREE FUND                            64,345                  0                 24,453             88,798

    MINNESOTA TAX-FREE FUND                14,758                  0                172,866            187,624

    NATIONAL LIMITED TERM TAX-FREE
      FUND                                 28,264                  0                104,125            132,389

    NATIONAL TAX-FREE FUND                 96,910                  0                382,624            479,534

    OREGON TAX-FREE FUND                        0                  0                101,643            101,643

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government Securities, for each Fund for the period ended December 31, 1999, were as follows:

                                                    AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost   Sales Proceeds
    ARIZONA TAX-FREE FUND                       $  3,218,672      $    2,166,738

    CALIFORNIA LIMITED TERM TAX-FREE FUND          6,042,660          10,096,080

    CALIFORNIA TAX-FREE FUND                      89,627,618         161,719,447

    COLORADO TAX-FREE FUND                        70,157,392          78,592,541

    MINNESOTA INTERMEDIATE TAX-FREE FUND          23,481,103          42,625,505

    MINNESOTA TAX-FREE FUND                       29,239,265          31,847,521

    NATIONAL LIMITED TERM TAX-FREE FUND           18,936,126          32,033,132

    NATIONAL TAX-FREE FUND                       182,498,909       1,224,102,308

    OREGON TAX-FREE FUND                           9,649,868          10,692,511

LIST OF ABBREVIATIONS                                             TAX-FREE FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                            --    ASSOCIATION OF BAY AREA GOVERNMENTS
ADR                             --    AMERICAN DEPOSITORY RECEIPTS
AMBAC                           --    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT                             --    ALTERNATIVE MINIMUM TAX
ARM                             --    ADJUSTABLE RATE MORTGAGES
BART                            --    BAY AREA RAPID TRANSIT
CDA                             --    COMMUNITY DEVELOPMENT AUTHORITY
CDSC                            --    CONTINGENT DEFERRED SALES CHARGE
CGIC                            --    CAPITAL GUARANTY INSURANCE COMPANY
CGY                             --    CAPITAL GUARANTY CORPORATION
CMT                             --    CONSTANT MATURITY TREASURY
COFI                            --    COST OF FUNDS INDEX
CONNIE LEE                      --    CONNIE LEE INSURANCE COMPANY
COP                             --    CERTIFICATE OF PARTICIPATION
CP                              --    COMMERCIAL PAPER
CTF                             --    COMMON TRUST FUND
DOT                             --    DEPARTMENT OF TRANSPORTATION
DW&P                            --    DEPARTMENT OF WATER & POWER
DWR                             --    DEPARTMENT OF WATER RESOURCES
EDFA                            --    EDUCATION FINANCE AUTHORITY
FGIC                            --    FINANCIAL GUARANTY INSURANCE CORPORATION
FHA                             --    FEDERAL HOUSING AUTHORITY
FHLB                            --    FEDERAL HOME LOAN BANK
FHLMC                           --    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA                            --    FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN                             --    FLOATING RATE NOTES
FSA                             --    FINANCIAL SECURITY ASSURANCE, INC
GNMA                            --    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO                              --    GENERAL OBLIGATION
HEFA                            --    HIGHER EDUCATION FACILITIES AUTHORITY
HFA                             --    HOUSING FINANCE AUTHORITY
HFFA                            --    HEALTH FACILITIES FINANCING AUTHORITY
IDA                             --    INDUSTRIAL DEVELOPMENT AUTHORITY
IDR                             --    INDUSTRIAL DEVELOPMENT REVENUE
LIBOR                           --    LONDON INTERBANK OFFERED RATE
LLC                             --    LIMITED LIABILITY CORPORATION
LOC                             --    LETTER OF CREDIT
LP                              --    LIMITED PARTNERSHIP
MBIA                            --    MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR                            --    MULTI-FAMILY HOUSING REVENUE
MUD                             --    MUNICIPAL UTILITY DISTRICT
MTN                             --    MEDIUM TERM NOTE
PCFA                            --    POLLUTION CONTROL FINANCE AUTHORITY
PCR                             --    POLLUTION CONTROL REVENUE
PFA                             --    PUBLIC FINANCE AUTHORITY
PLC                             --    PRIVATE PLACEMENT
PSFG                            --    PUBLIC SCHOOL FUND GUARANTY
RAW                             --    REVENUE ANTICIPATION WARRANTS
RDA                             --    REDEVELOPMENT AUTHORITY
RDFA                            --    REDEVELOPMENT FINANCE AUTHORITY
R&D                             --    RESEARCH & DEVELOPMENT
SFMR                            --    SINGLE FAMILY MORTGAGE REVENUE
TBA                             --    TO BE ANNOUNCED
TRAN                            --    TAX REVENUE ANTICIPATION NOTES
USD                             --    UNIFIED SCHOOL DISTRICT
V/R                             --    VARIABLE RATE
WEBS                            --    WORLD EQUITY BENCHMARK SHARES

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/ SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
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[RECYCLED LOGO]                                                   SAR 015 (2/00)